UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments.

Schedule of investments

Delaware Foundation® Conservative Allocation Fund
June 30, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 39.02%
U.S. Markets – 21.97%
Consumer Discretionary – 2.59%
Boot Barn Holdings †	1,215	$38,880
BorgWarner	770	43,767
Buffalo Wild Wings †	210	32,905
Cheesecake Factory	795	43,355
Cinemark Holdings	540	21,692
Comcast Class A	970	58,142
Del Frisco’s Restaurant
Group †	1,720	32,044
Discovery Communications
Class A †	1,652	54,945
Discovery Communications
Class C †	4,466	138,803
Disney (Walt)	770	87,888
DSW Class A	1,070	35,706
Express †	1,825	33,051
Fiesta Restaurant Group †	350	17,500
Ford Motor	3,670	55,087
G-III Apparel Group †	665	46,783
Jack in the Box	470	41,435
Johnson Controls	3,900	193,167
L Brands	2,153	184,577
Liberty Interactive Class A †	8,534	236,819
Lowe’s	2,800	187,516
Macy’s	1,050	70,843
Madden (Steven) †	947	40,513
Malibu Boats Class A †	625	12,556
National CineMedia	1,400	22,344
NIKE Class B	1,488	160,734
Nordstrom	720	53,640
Popeyes Louisiana Kitchen †	810	48,592
Priceline Group †	41	47,206
Sally Beauty Holdings †	2,877	90,856
Shutterfly †	670	32,033
Starbucks	1,680	90,073
Tenneco †	795	45,665
Tractor Supply	720	64,757
TripAdvisor †	2,326	202,688
Urban Outfitters †	1,590	55,650
Wynn Resorts	579	57,130
		2,679,342
Consumer Staples – 1.51%
Archer-Daniels-Midland	3,900	188,058
Casey’s General Stores	905	86,645
CVS Health	2,670	280,030
General Mills	1,020	56,834
J&J Snack Foods	325	35,968
Kimberly-Clark	390	41,328
Kraft Foods Group	2,324	197,865
Mondelez International	4,973	204,589
PepsiCo	920	85,873
Procter & Gamble	1,210	94,670
Walgreens Boots Alliance	3,338	281,861
		1,553,721
Energy – 1.87%
Bonanza Creek Energy †	810	14,783
Bristow Group	250	13,325
Carrizo Oil & Gas †	905	44,562
Chevron	1,900	183,293
ConocoPhillips	3,590	220,462
Core Laboratories	300	34,212
Diamondback Energy †	340	25,629
EOG Resources	2,197	192,347
Exxon Mobil	1,650	137,280
Halliburton	4,400	189,508
Kinder Morgan	3,449	132,407
Marathon Oil	7,400	196,396
Occidental Petroleum	3,100	241,087
Parsley Energy Class A †	660	11,497
Pioneer Energy Services †	1,925	12,205
RigNet †	780	23,845
RSP Permian †	650	18,271
Schlumberger	590	50,852
Williams	3,262	187,206
		1,929,167
Financials – 4.03%
Aflac	910	56,602
Allstate	3,000	194,610
American Campus
Communities	150	5,653
American Equity Investment
Life Holding	1,175	31,701
American Realty Capital
Properties	500	4,065
American Tower	680	63,437
Ameriprise Financial	340	42,476
Apartment Investment &
Management	250	9,233
AvalonBay Communities	175	27,977
Bank of New York Mellon	4,700	197,259
BB&T	4,900	197,519
BBCN Bancorp	1,880	27,805
BlackRock	130	44,977

(continues)     NQ-444 [6/15] 8/15 (14997) 1

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
Boston Properties	225	$27,234
Brandywine Realty Trust	775	10,292
Bryn Mawr Bank	340	10,254
Camden Property Trust	125	9,285
Capital One Financial	740	65,098
Cardinal Financial	1,475	32,140
Citigroup	1,650	91,146
City Holding	665	32,751
CoBiz Financial	1,078	14,089
Corporate Office Properties
Trust	200	4,708
Cousins Properties	475	4,931
Crown Castle International	2,756	221,307
DCT Industrial Trust	1,218	38,294
DDR	875	13,527
Douglas Emmett	475	12,797
Duke Realty	950	17,641
DuPont Fabros Technology	995	29,303
EastGroup Properties	425	23,898
EPR Properties	855	46,837
Equinix	1,093	277,622
Equity LifeStyle Properties	150	7,887
Equity One	250	5,835
Equity Residential	450	31,577
Essex Property Trust	100	21,250
Evercore Partners Class A	1,210	65,292
Extra Space Storage	150	9,783
Federal Realty Investment
Trust	75	9,607
Fidelity & Guaranty Life	1,305	30,837
First Industrial Realty Trust	550	10,301
First NBC Bank Holding †	835	30,060
First Potomac Realty Trust	300	3,090
FirstMerit	1,745	36,348
Flushing Financial	1,175	24,687
General Growth Properties	1,025	26,301
Great Western Bancorp	540	13,019
Greenhill	460	19,012
Health Care REIT	150	9,845
Healthcare Realty Trust	275	6,397
Healthcare Trust of America
Class A	237	5,676
Highwoods Properties	275	10,986
Host Hotels & Resorts	2,705	53,640
Independent Bank @	605	28,368
Infinity Property & Casualty @	300	22,752
Intercontinental Exchange	1,031	230,542
Invesco	950	35,615
JPMorgan Chase	1,760	119,258
KeyCorp	3,820	57,376
Kilroy Realty	175	11,751
Kimco Realty	500	11,270
Kite Realty Group Trust	1,263	30,906
LaSalle Hotel Properties	885	31,382
Lexington Realty Trust	575	4,876
Liberty Property Trust	150	4,833
LTC Properties	50	2,080
Macerich	150	11,190
Marsh & McLennan	3,400	192,780
National Retail Properties	1,205	42,187
Old National Bancorp	2,415	34,921
Pebblebrook Hotel Trust	200	8,576
Post Properties	175	9,515
Primerica	645	29,470
Prologis	650	24,115
Prosperity Bancshares	750	43,305
Prudential Financial	430	37,634
PS Business Parks	75	5,411
Public Storage	125	23,046
Ramco-Gershenson Properties
Trust	2,135	34,843
Raymond James Financial	780	46,472
Regency Centers	225	13,271
RLJ Lodging Trust	300	8,934
Sabra Health Care REIT	150	3,861
Selective Insurance Group @	1,175	32,959
Simon Property Group	375	64,883
SL Green Realty	175	19,231
Sovran Self Storage	380	33,026
Spirit Realty Capital	725	7,011
State Street	720	55,440
Sterling Bancorp	2,835	41,675
Stifel Financial †	755	43,594
Strategic Hotels & Resorts †	800	9,696
Tanger Factory Outlet Centers	275	8,717
Taubman Centers	75	5,213
Texas Capital Bancshares †	380	23,651
Travelers	620	59,929
UDR	425	13,613
United Fire Group	665	21,785
Urban Edge Properties	150	3,119
Ventas	400	24,836
Vornado Realty Trust	275	26,106
Webster Financial	925	36,584

2 NQ-444 [6/15] 8/15 (14997)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
Wells Fargo	1,990	$111,918
Western Alliance Bancorp †	1,310	44,226
		4,165,650
Healthcare – 3.89%
AbbVie	1,280	86,003
Acorda Therapeutics †	1,140	37,996
Air Methods †	995	41,133
Akorn †	150	6,549
Alkermes †	770	49,542
Allergan †	987	299,515
Baxter International	2,800	195,804
Biogen †	500	201,970
Cardinal Health	2,300	192,395
Catalent †	1,110	32,556
Celgene †	3,789	438,520
Cepheid †	890	54,423
CONMED	770	44,868
CryoLife	2,415	27,241
DexCom †	285	22,794
Express Scripts Holding †	3,035	269,933
Gilead Sciences	940	110,055
Isis Pharmaceuticals †	135	7,769
Johnson & Johnson	2,390	232,929
Ligand Pharmaceuticals
Class B †	475	47,927
Medicines †	730	20,885
Merck	5,190	295,467
Merit Medical Systems †	1,276	27,485
Pfizer	9,528	319,474
Prestige Brands Holdings †	725	33,524
Quest Diagnostics	2,700	195,804
Quidel †	1,385	31,786
Retrophin †	660	21,879
Spectrum Pharmaceuticals †	2,615	17,887
Team Health Holdings †	430	28,092
TESARO †	500	29,395
Thermo Fisher Scientific	630	81,749
UnitedHealth Group	920	112,240
Valeant Pharmaceuticals
International †	1,081	240,144
Vanda Pharmaceuticals †	2,225	28,235
Vertex Pharmaceuticals †	340	41,983
WellCare Health Plans †	470	39,870
West Pharmaceutical Services	880	51,110
		4,016,931
Industrials – 1.95%
AAON	1,503	33,848
Actuant Class A	650	15,009
Applied Industrial
Technologies	880	34,892
Barnes Group	1,140	44,449
Boeing	340	47,165
Caterpillar	200	16,964
Columbus McKinnon	1,285	32,125
Continental Building
Products †	1,760	37,294
Cummins	240	31,486
Eaton	590	39,819
ESCO Technologies	945	35,352
Essendant	995	39,054
Esterline Technologies †	545	51,960
Federal Signal	1,475	21,992
FedEx	400	68,160
General Electric	4,350	115,579
Granite Construction	985	34,977
Honeywell International	530	54,044
Hunt (J.B.) Transport Services	390	32,015
Kadant	815	38,468
KEYW Holding †	304	2,833
Kforce	2,030	46,426
KLX †	285	12,577
Lockheed Martin	320	59,488
McGrath RentCorp	1,075	32,712
MYR Group †	890	27,554
Nielsen	800	35,816
Northrop Grumman	1,200	190,356
On Assignment †	890	34,959
Parker-Hannifin	350	40,715
Raytheon	1,900	181,792
Republic Services	860	33,686
Roadrunner Transportation
Systems †	795	20,511
Rockwell Collins	330	30,475
Swift Transportation †	800	18,136
Tetra Tech	1,020	26,153
Union Pacific	740	70,574
United Technologies	620	68,777
US Ecology	460	22,411
WageWorks †	665	26,899
Waste Management	3,900	180,765
XPO Logistics †	650	29,367
		2,017,634

(continues)     NQ-444 [6/15] 8/15 (14997) 3

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology – 4.65%
Accenture Class A	820	$79,360
Adobe Systems †	1,650	133,667
Anixter International †	420	27,363
Apple	1,590	199,426
Applied Micro Circuits †	4,210	28,417
Avago Technologies	590	78,429
CA	6,728	197,063
Callidus Software †	2,005	31,238
Cisco Systems	9,370	257,300
Convergys	1,530	39,000
eBay †	5,399	325,236
Electronic Arts †	3,121	207,547
EMC	2,400	63,336
ExlService Holdings †	815	28,183
Facebook Class A †	1,020	87,480
FARO Technologies †	795	37,127
Google Class A †	421	227,357
Google Class C †	237	123,361
GrubHub †	710	24,190
Guidewire Software †	685	36,257
Infinera †	1,000	20,980
Intel	8,380	254,878
International Business Machines	120	19,519
InterXion Holding †	665	18,387
Intuit	1,268	127,776
j2 Global @	620	42,123
MasterCard Class A	3,100	289,788
Maxim Integrated Products	1,920	66,384
MaxLinear Class A †	735	8,893
Microsoft	7,238	319,558
NETGEAR †	635	19,063
Plantronics	595	33,504
Proofpoint †	565	35,974
Q2 Holdings †	435	12,289
Qlik Technologies †	595	20,801
QUALCOMM	6,627	415,049
Rofin-Sinar Technologies †	515	14,214
salesforce.com †	880	61,274
SciQuest †	1,760	26,066
Semtech †	1,365	27,095
Silicon Laboratories †	240	12,962
SS&C Technologies Holdings	515	32,187
Synaptics †	430	37,296
TeleTech Holdings	1,160	31,413
Tyler Technologies †	260	33,639
Visa Class A	4,763	319,835
Xerox	16,500	175,560
Yahoo †	1,000	39,290
Yelp †	1,204	51,808
		4,798,942
Materials – 0.67%
Axiall	795	28,660
Balchem	290	16,159
Boise Cascade †	755	27,693
Chemtura †	670	18,968
duPont (E.I.) deNemours	2,900	185,455
Eastman Chemical	810	66,274
Huntsman	1,730	38,181
Innophos Holdings	320	16,845
International Paper	570	27,126
Kaiser Aluminum	415	34,478
LyondellBasell Industries Class A	310	32,091
MeadWestvaco	1,150	54,269
Minerals Technologies	575	39,175
Neenah Paper	505	29,775
Quaker Chemical	390	34,648
Worthington Industries	1,275	38,327
		688,124
Telecommunication Services – 0.54%
AT&T	8,470	300,854
Atlantic Tele-Network	395	27,287
inContact †	3,465	34,200
Verizon Communications	4,200	195,762
		558,103
Utilities – 0.27%
Cleco	370	19,925
Edison International	3,300	183,414
NorthWestern	665	32,419
OGE Energy	1,210	34,570
South Jersey Industries	445	11,005
		281,333
Total U.S. Markets
(cost $14,461,873)		22,688,947

4 NQ-444 [6/15] 8/15 (14997)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets – 12.08%§
Consumer Discretionary – 1.90%
adidas	600	$45,904
Cie Financiere Richemont Class A	330	26,844
Compass Group	2,770	45,826
Daimler	750	68,238
Denso	1,000	49,828
Hennes & Mauritz Class B	1,150	44,266
Jardine Cycle & Carriage	1,000	24,579
Kering	518	92,452
LVMH Moet Hennessy Louis Vuitton	200	35,027
Nitori Holdings	2,826	230,534
Publicis Groupe	889	65,706
RELX	2,040	48,368
Sekisui Chemical	4,000	49,142
Singapore Press Holdings	10,000	30,297
Sodexo	390	37,022
Sumitomo Electric Industries	2,300	35,664
Sumitomo Rubber Industries	9,400	145,756
Swatch Group	105	40,893
Taylor Wimpey	11,800	34,445
Techtronic Industries	37,000	121,243
Toyota Motor	5,299	355,302
USS	2,700	48,774
Volkswagen	175	40,478
WPP	2,500	56,010
Yue Yuen Industrial Holdings	57,500	192,497
		1,965,095
Consumer Staples – 1.65%
Anheuser-Busch InBev	550	65,892
Aryzta †	3,923	193,443
Asahi Group Holdings	1,500	47,726
British American Tobacco	1,790	96,039
Carlsberg Class B	1,745	158,364
Chocoladefabriken Lindt & Sprungli Class PC	7	37,018
Coca-Cola Amatil	14,229	100,420
Diageo	1,500	43,386
Heineken	620	47,034
Henkel	390	37,157
Japan Tobacco	5,200	185,341
Jeronimo Martins	3,100	39,730
Koninklijke Ahold	2,050	38,382
L’Oreal	330	58,843
Nestle	1,135	81,947
Pernod Ricard	460	53,110
Reckitt Benckiser Group	430	37,075
SABMiller	1,100	57,100
Tesco	40,044	133,722
Treasury Wine Estates	9,400	36,179
Unilever	1,650	70,770
Unilever CVA	1,145	47,667
Wesfarmers	1,360	40,941
		1,707,286
Energy – 0.38%
Amec Foster Wheeler	2,750	35,320
CGG †	3,850	21,517
Neste Oil	1,670	42,545
Saipem †	6,887	72,723
Subsea 7	1,255	12,283
Suncor Energy	3,600	99,135
TOTAL	2,170	105,368
		388,891
Financials – 2.00%
AIA Group	6,600	43,212
AXA	9,789	246,879
Banco Espirito Santo Class R =†	85,000	0
Bank Leumi Le-Israel BM †	10,600	44,831
Commonwealth Bank of Australia	1,630	107,027
Credit Agricole	2,500	37,167
Daito Trust Construction	400	41,458
ING Groep CVA	10,952	180,763
Intesa Sanpaolo	15,200	55,088
Investor Class B	1,330	49,542
Mitsubishi UFJ Financial Group	40,181	288,959
Nordea Bank	19,421	242,158
Prudential	3,300	79,454
QBE Insurance Group	4,800	50,610
Schroders	900	44,908
Seven Bank	7,300	33,833
Sony Financial Holdings	2,800	49,116
Standard Chartered	13,509	216,272
Swire Properties	9,600	30,652
UBS Group	2,250	47,724
UniCredit	27,096	181,938
		2,071,591
Healthcare – 2.06%
Bayer	570	79,754
ICON †	595	40,043
Indivior †	9,750	34,435

(continues)     NQ-444 [6/15] 8/15 (14997) 5

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Healthcare (continued)
Merck	380	$37,852
Miraca Holdings	900	45,022
Novartis	4,163	410,333
Novo Nordisk ADR	3,793	207,705
Novo Nordisk Class B	1,420	77,343
QIAGEN †	1,700	41,747
Roche Holding	505	141,523
Sanofi	2,350	231,097
Smith & Nephew	2,880	48,596
Sonic Healthcare	2,200	36,262
STADA Arzneimittel	3,847	129,712
Sumitomo Dainippon Pharma	3,500	38,593
Teva Pharmaceutical Industries ADR	8,876	524,572
		2,124,589
Industrials – 1.81%
ABB	2,800	58,642
Aggreko	1,620	36,625
AP Moeller - Maersk	21	38,022
BoskalisWestminster	770	37,672
Cathay Pacific Airways	17,000	41,801
Cie de Saint-Gobain	830	37,249
Deutsche Lufthansa †	2,800	36,088
Deutsche Post	6,153	179,693
East Japan Railway	2,125	191,240
Elbit Systems	520	40,843
Ferrovial	33	715
Fuji Electric	9,000	38,769
ITOCHU	16,937	223,861
JTEKT	2,200	41,684
Koninklijke Philips	5,872	149,335
Meggitt	18,175	133,179
Mitsubishi Electric	3,000	38,794
Mitsubishi Heavy Industries	7,000	42,610
Rexel	4,055	65,346
Schneider Electric	510	35,199
Singapore Airlines	4,000	31,872
THK	1,600	34,605
Travis Perkins	1,480	49,062
Vinci	3,129	180,911
WestJet Airlines @	3,250	68,007
Yamato Holdings	1,900	36,799
		1,868,623
Information Technology – 0.88%
Amadeus IT Holding	1,180	47,020
CGI Group Class A †	5,532	216,329
Computershare	4,050	36,579
Ericsson Class B	5,000	51,793
Infineon Technologies	3,500	43,413
NICE-Systems	710	45,155
Playtech	9,320	119,850
SAP	1,050	73,253
Seiko Epson	2,600	46,139
Teleperformance	2,739	193,436
Trend Micro	1,200	41,099
		914,066
Materials – 0.72%
Air Liquide	490	61,953
Anglo American ADR	2,000	14,480
Arkema	560	40,335
AuRico Gold	12,488	35,689
BHP Billiton	2,320	48,404
EMS-Chemie Holding	100	42,250
Johnson Matthey	710	33,888
Linde	250	47,336
Rexam	18,894	163,858
Rio Tinto	2,794	114,746
Shin-Etsu Chemical	700	43,480
South32 †	18,600	25,680
Toray Industries	5,000	42,321
Yamana Gold	8,453	25,443
		739,863
Telecommunication Services – 0.56%
BT Group	8,350	59,060
Deutsche Telekom	3,600	61,986
KDDI	2,200	53,121
Nippon Telegraph & Telephone	6,644	240,773
Tele2 Class B	13,815	160,596
		575,536
Utilities – 0.12%
National Grid	5,854	75,160
Tokyo Gas	9,000	47,818
		122,978
Total Developed Markets
(cost $10,140,746)		12,478,518

6 NQ-444 [6/15] 8/15 (14997)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X – 4.97%
Consumer Discretionary – 0.31%
Arcos Dorados Holdings Class A @	4,600	$24,196
Grupo Televisa ADR	4,025	156,251
Hyundai Motor	197	23,930
Mahindra & Mahindra	2,703	54,536
Qunar Cayman Islands ADR †	300	12,855
Woolworths Holdings	6,290	50,989
		322,757
Consumer Staples – 0.73%
Anadolu Efes Biracilik Ve Malt Sanayii	5,647	50,989
BRF ADR	2,700	56,457
China Mengniu Dairy	11,000	54,848
Cia Brasileira de Distribuicao ADR	1,100	26,037
Cia Cervecerias Unidas ADR	1,300	27,534
Fomento Economico Mexicano ADR	600	53,454
Hypermarcas †	13,100	95,491
Lotte Chilsung Beverage @	49	116,330
Lotte Confectionery @	33	57,300
Tingyi Cayman Islands Holding	19,908	40,682
Tsingtao Brewery	8,004	48,583
Uni-President China Holdings @	89,600	82,648
Wal-Mart de Mexico Class V	16,490	40,279
		750,632
Energy – 0.75%
Cairn India	7,153	20,432
China Petroleum & Chemical	37,350	32,236
CNOOC ADR	400	56,768
Gazprom ADR @	7,988	41,138
Lukoil ADR	1,100	49,401
PetroChina ADR	475	52,635
Petroleo Brasileiro ADR †	9,219	83,432
Polski Koncern Naftowy Orlen	2,299	45,130
PTT-Foreign	5,841	62,039
Reliance Industries GDR 144A #	6,684	208,207
Rosneft GDR	6,870	28,304
Sasol ADR	1,100	40,766
Tambang Batubara Bukit Asam Persero	28,600	18,019
YPF ADR	1,200	32,916
		771,423
Financials – 0.77%
Akbank	19,167	55,424
Banco Santander Brasil ADR	7,500	40,800
Bangkok Bank	9,696	51,062
China Construction Bank	75,080	68,577
Etalon Group GDR 144A #@=	3,700	6,845
Grupo Financiero Banorte
Class O	5,000	27,493
ICICI Bank ADR	7,100	73,982
Industrial & Commercial Bank of China	94,459	75,066
Itau Unibanco Holding ADR	5,169	56,601
KB Financial Group ADR	2,327	76,488
Powszechna Kasa Oszczednosci Bank Polski	2,376	19,660
Reliance Capital	3,798	21,671
Remgro	2,268	47,723
Samsung Life Insurance	625	60,011
Sberbank of Russia @=	29,194	38,284
Shinhan Financial Group	1,576	58,488
UEM Sunrise @	74,259	19,177
		797,352
Industrials – 0.13%
Empresas ICA ADR †	4,200	13,146
Gol Linhas Aereas Inteligentes ADR †	6,100	14,457
KCC @	211	92,535
Rumo Logistica Operadora Multimodal †	12,729	5,239
Santos Brasil Participacoes	1,900	8,064
		133,441
Information Technology – 1.20%
Baidu ADR †	1,888	375,863
Hon Hai Precision Industry	27,246	85,532
LG Display ADR	3,600	41,724
MediaTek	5,000	68,287
Samsung Electronics	242	274,079
Samsung SDI	269	26,670
SINA †	1,200	64,278
Sohu.com @†	1,800	106,362
Taiwan Semiconductor Manufacturing	16,034	72,908
Taiwan Semiconductor Manufacturing ADR	2,200	49,962
United Microelectronics	90,000	38,011

(continues)     NQ-444 [6/15] 8/15 (14997) 7

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Information Technology (continued)
WNS Holdings ADR †	1,505	$40,259
		1,243,935
Materials – 0.30%
Anglo American Platinum †	764	17,224
Braskem ADR	3,400	29,444
Cemex ADR †	5,619	51,470
Cemex Latam Holdings †	2,954	14,627
Gerdau @	2,400	4,684
Gerdau ADR	2,500	6,025
Impala Platinum Holdings †	1,572	7,018
Nine Dragons Paper Holdings	34,000	29,739
Siam Cement NVDR	1,100	16,923
Siam Cement-Foreign	1,898	29,088
Sociedad Quimica y Minera de Chile ADR	1,200	19,224
Ultratech Cement	1,294	60,944
Vale ADR	4,525	26,652
		313,062
Telecommunication Services – 0.78%
America Movil Class L ADR	2,200	46,882
China Mobile	9,294	119,002
China Mobile ADR	1,100	70,499
KT ADR †	2,500	31,675
MegaFon GDR	2,359	32,790
Mobile TeleSystems ADR	1,800	17,604
Reliance Communications †	12,694	12,403
SK Telecom ADR	8,700	215,673
Telefonica Brasil ADR	4,850	67,561
Tim Participacoes ADR	6,400	104,704
Turkcell Iletisim Hizmetleri ADR	2,987	34,321
Vodacom Group	4,229	48,224
		801,338
Total Emerging Markets (cost $4,914,237)		5,133,940

Total Common Stock (cost $29,516,856)		40,301,405

Convertible Preferred Stock – 0.31%
Alcoa 5.375% exercise price $19.39, expiration date 10/1/17	350	13,835
Anadarko Petroleum 7.50% exercise price $69.84, expiration date 6/7/18	322	16,232
ArcelorMittal 6.00% exercise price $19.98, expiration date 12/21/15	875	13,863
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	23	25,996
Chesapeake Energy 5.75% exercise price $26.10, expiration date 12/31/49	30	21,600
Crown Castle International 4.50% exercise price $90.25, expiration date 11/1/16	200	20,640
Dominion Resources 6.125% exercise price $64.99, expiration date 4/1/16	340	18,221
Dynegy 5.375% exercise price $38.75, expiration date 11/1/17 @	180	17,892
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	450	20,412
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	26	5,639
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	21	28,140
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	1,272	36,481
Maiden Holdings 7.25% exercise price $15.30, expiration date 9/15/16	650	35,913
T-Mobile US 5.50% exercise price $31.02, expiration date 12/15/17	273	18,427
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	20	23,500
Total Convertible Preferred Stock (cost $386,852)		316,791

Exchange-Traded Funds – 0.11%
iShares MSCI EAFE Growth Index ETF	1,000	69,880

8 NQ-444 [6/15] 8/15 (14997)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Exchange-Traded Funds (continued)
iShares MSCI EAFE Index ETF	155	$9,841
Vanguard FTSE Developed
Markets ETF	720	28,548
Total Exchange-Traded
Funds (cost $110,360)		108,269

	Principal
	amount°
Agency Collateralized Mortgage Obligations – 0.63%
Fannie Mae REMICs
Series 1996-46 ZA 7.50%
11/25/26	1,283	1,458
Series 2003-26 AT 5.00%
11/25/32	13,704	14,085
Series 2010-41 PN 4.50%
4/25/40	60,000	64,753
Series 2010-43 HJ 5.50%
5/25/40	10,532	11,890
Series 2010-96 DC 4.00%
9/25/25	103,419	109,608
Series 2012-122 SD
5.913% 11/25/42 ●∑	100,643	24,012
Series 2013-26 ID 3.00%
4/25/33 ∑	136,753	22,427
Series 2013-38 AI 3.00%
4/25/33 ∑	130,215	21,135
Series 2013-44 DI 3.00%
5/25/33 ∑	405,916	59,135
Series 2014-36 ZE 3.00%
6/25/44	67,144	58,140
Freddie Mac REMICs
Series 2512 PG 5.50%
10/15/22	56,802	62,223
Series 4065 DE 3.00%
6/15/32	15,000	14,697
Series 4185 LI 3.00%
3/15/33 ∑	98,553	14,262
Series 4191 CI 3.00%
4/15/33 ∑	84,338	12,284
GNMA
Series 2010-113 KE 4.50%
9/20/40	140,000	154,616
Total Agency Collateralized
Mortgage Obligations
(cost $634,313)		644,725

Agency Mortgage-Backed Securities – 9.85%
Fannie Mae ARM
2.416% 5/1/43 ●	51,095	51,839
2.546% 6/1/43 ●	18,911	19,284
3.191% 4/1/44 ●	66,023	68,294
3.265% 3/1/44 ●	70,377	72,751
3.293% 9/1/43 ●	52,093	54,123
Fannie Mae S.F. 15 yr
3.50% 7/1/26	40,507	42,840
4.00% 4/1/24	13,877	14,688
4.00% 5/1/24	130,708	137,186
4.00% 11/1/25	76,726	82,028
4.00% 12/1/26	41,912	44,379
4.00% 1/1/27	201,471	215,311
4.00% 8/1/27	49,953	53,375
4.50% 4/1/18	3,617	3,767
5.00% 9/1/18	8,776	9,187
5.50% 7/1/22	12,323	13,457
Fannie Mae S.F. 20 yr
3.00% 2/1/33	5,712	5,827
3.00% 8/1/33	23,162	23,629
3.50% 4/1/33	7,041	7,371
4.00% 1/1/31	10,598	11,314
4.00% 2/1/31	34,017	36,092
5.00% 11/1/23	2,935	3,238
5.50% 12/1/29	4,033	4,521
6.00% 9/1/29	26,409	29,950
Fannie Mae S.F. 30 yr
3.00% 7/1/42	44,425	44,498
3.00% 10/1/42	26,600	26,644
3.00% 12/1/42	54,499	54,589
3.00% 5/1/43	85,134	85,199
4.00% 8/1/43	20,346	21,656
4.50% 7/1/41	24,332	26,392
4.50% 1/1/42	263,000	284,797
4.50% 9/1/42	442,214	479,972
4.50% 6/1/44	52,132	56,437
5.00% 11/1/35	19,697	21,784
5.00% 4/1/37	11,832	13,094
5.50% 12/1/32	2,320	2,616
5.50% 2/1/33	32,185	36,194
5.50% 4/1/34	12,023	13,540
5.50% 11/1/34	13,190	14,872
5.50% 12/1/34	79,140	89,175
5.50% 3/1/35	25,089	28,257
5.50% 5/1/35	20,452	23,031
5.50% 6/1/35	9,842	11,090
5.50% 1/1/36	7,112	8,006
5.50% 4/1/36	75,353	84,508
5.50% 5/1/36	5,821	6,544
5.50% 7/1/36	3,588	4,042

(continues)     NQ-444 [6/15] 8/15 (14997) 9

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 11/1/36	7,550	$8,471
5.50% 1/1/37	31,771	35,689
5.50% 2/1/37	16,370	18,364
5.50% 4/1/37	65,616	73,638
5.50% 8/1/37	33,261	37,453
5.50% 1/1/38	929	1,042
5.50% 2/1/38	22,085	24,861
5.50% 3/1/38	18,177	20,449
5.50% 6/1/38	71,802	80,518
5.50% 1/1/39	30,090	33,828
5.50% 2/1/39	108,823	122,404
5.50% 7/1/40	71,396	80,643
5.50% 9/1/41	310,673	348,537
6.00% 4/1/35	132,250	151,211
6.00% 5/1/36	35,192	40,064
6.00% 6/1/36	4,031	4,588
6.00% 12/1/36	4,505	5,124
6.00% 2/1/37	14,437	16,418
6.00% 5/1/37	36,663	41,631
6.00% 6/1/37	2,522	2,893
6.00% 7/1/37	2,539	2,900
6.00% 8/1/37	32,249	36,637
6.00% 9/1/37	4,973	5,654
6.00% 11/1/37	6,456	7,360
6.00% 5/1/38	60,328	68,559
6.00% 7/1/38	1,660	1,885
6.00% 9/1/38	12,060	13,721
6.00% 10/1/38	5,882	6,671
6.00% 9/1/39	195,625	222,480
6.00% 3/1/40	18,454	20,962
6.00% 9/1/40	17,987	20,467
6.00% 11/1/40	7,257	8,325
6.00% 5/1/41	92,779	105,665
6.50% 2/1/36	6,920	7,947
6.50% 3/1/40	100,705	115,651
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/45	1,893,000	1,885,938
3.00% 8/1/45	2,396,000	2,380,885
4.50% 7/1/45	264,000	285,409
4.50% 8/1/45	285,000	307,666
Freddie Mac ARM
2.528% 1/1/44 ●	145,115	148,826
Freddie Mac S.F. 15 yr
2.50% 3/1/28	12,806	13,083
4.00% 12/1/24	18,841	19,832
4.00% 5/1/25	7,244	7,653
4.00% 8/1/25	15,546	16,562
4.50% 8/1/24	42,874	45,946
4.50% 6/1/26	20,633	22,118
4.50% 9/1/26	19,993	21,363
Freddie Mac S.F. 20 yr
3.00% 6/1/34	23,988	24,393
3.50% 1/1/34	57,332	59,906
Freddie Mac S.F. 30 yr
3.00% 10/1/42	50,454	50,315
3.00% 11/1/42	48,927	48,792
4.50% 10/1/39	22,230	24,061
4.50% 4/1/41	104,282	112,944
5.50% 3/1/34	4,980	5,609
5.50% 12/1/34	4,788	5,399
5.50% 6/1/36	3,350	3,757
5.50% 11/1/36	6,877	7,699
5.50% 12/1/36	1,534	1,717
5.50% 7/1/37	2,739	3,071
5.50% 9/1/37	4,717	5,279
5.50% 4/1/38	16,120	18,042
5.50% 6/1/38	4,107	4,595
5.50% 7/1/38	17,457	19,531
5.50% 6/1/39	17,273	19,325
5.50% 3/1/40	18,053	20,202
5.50% 8/1/40	28,712	32,123
5.50% 1/1/41	19,084	21,354
5.50% 6/1/41	99,947	111,821
6.00% 2/1/36	10,417	11,877
6.00% 1/1/38	6,407	7,249
6.00% 6/1/38	18,511	20,954
6.00% 8/1/38	47,346	53,732
6.00% 5/1/40	7,551	8,549
6.00% 7/1/40	30,900	35,063
6.50% 4/1/39	28,346	32,559
GNMA I S.F. 30 yr
5.00% 6/15/40	9,425	10,455
Total Agency
Mortgage-Backed
Securities
(cost $10,133,357)		10,169,752

Collateralized Debt Obligation – 0.24%
Magnetite IX
Series 2014-9A A1 144A
1.697% 7/25/26 #●	250,000	249,450
Total Collateralized Debt
Obligation (cost $249,850)		249,450

10 NQ-444 [6/15] 8/15 (14997)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities – 3.90%
Banc of America Commercial
Mortgage Trust
Series 2006-1 AM
5.421% 9/10/45 ●	15,000	$15,196
Series 2006-4 A4
5.634% 7/10/46	43,568	44,706
Series 2007-4 AM
6.003% 2/10/51 ●	60,000	64,426
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PWR18 A4
5.70% 6/11/50	30,000	32,085
CD Commercial Mortgage
Trust
Series 2005-CD1 AJ
5.38% 7/15/44 ●	75,000	75,484
Series 2005-CD1 AM
5.38% 7/15/44 ●	85,000	85,581
Series 2005-CD1 C
5.38% 7/15/44 ●	20,000	20,113
CFCRE Commercial Mortgage
Trust
Series 2011-C1 144A
3.759% 4/15/44 #	92,454	93,503
Citigroup Commercial
Mortgage Trust
Series 2007-C6
5.899% 12/10/49 ●	35,000	37,069
Series 2014-GC25 A4
3.635% 10/10/47	65,000	66,667
Series 2015-GC27 A5
3.137% 2/10/48	25,000	24,553
COMM Mortgage Trust
Series 2014-CR19 A5
3.796% 8/10/47	45,000	46,742
Series 2014-CR20 A4
3.59% 11/10/47	80,000	81,638
Series 2014-CR20 AM
3.938% 11/10/47	130,000	133,820
Series 2014-CR21 A3
3.528% 12/10/47	45,000	45,712
Series 2015-3BP A 144A
3.178% 2/10/35 #	200,000	196,300
Commercial Mortgage Trust
Series 2007-GG9 AM
5.475% 3/10/39	30,000	31,329
Credit Suisse First Boston
Mortgage Securities
Series 2005-C5 AM
5.10% 8/15/38 ●	35,000	35,060
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	100,000	111,596
Series 2011-LC1A C 144A
5.735% 11/10/46 #●	100,000	111,107
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.781% 11/25/49 #●	40,000	43,347
Series 2011-K15 B 144A
5.098% 8/25/44 #●	10,000	10,938
Series 2011-K703 B 144A
5.045% 7/25/44 #●	15,000	16,077
Series 2012-K18 B 144A
4.41% 1/25/45 #●	30,000	31,658
Series 2012-K19 B 144A
4.176% 5/25/45 #●	15,000	15,724
Series 2012-K22 B 144A
3.812% 8/25/45 #●	50,000	50,916
Series 2012-K22 C 144A
3.812% 8/25/45 #●	40,000	39,705
Series 2012-K707 B 144A
4.019% 1/25/47 #●	20,000	20,838
Series 2012-K708 B 144A
3.887% 2/25/45 #●	80,000	83,023
Series 2012-K708 C 144A
3.887% 2/25/45 #●	15,000	15,328
Series 2012-K711 B 144A
3.684% 8/25/45 #●	10,000	10,364
Series 2013-K25 C 144A
3.743% 11/25/45 #●	60,000	58,562
Series 2013-K26 C 144A
3.723% 12/25/45 #●	25,000	24,547
Series 2013-K30 C 144A
3.667% 6/25/45 #●	40,000	38,564
Series 2013-K31 C 144A
3.74% 7/25/46 #●	85,000	82,872
Series 2013-K33 B 144A
3.619% 8/25/46 #●	50,000	49,412
Series 2013-K33 C 144A
3.619% 8/25/46 #●	25,000	24,167
Series 2013-K712 B 144A
3.484% 5/25/45 #●	35,000	35,625
Series 2013-K713 B 144A
3.274% 4/25/46 #●	130,000	130,970
Series 2013-K713 C 144A
3.274% 4/25/46 #●	75,000	73,782
Series 2014-K716 C 144A
4.086% 8/25/47 #●	30,000	30,263
GS Mortgage Securities Trust
Series 2010-C1 A2 144A
4.592% 8/10/43 #	400,000	438,974

(continues)     NQ-444 [6/15] 8/15 (14997) 11

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30 #	100,000	$99,367
Series 2013-HLT BFX 144A
3.367% 11/5/30 #	100,000	100,346
Houston Galleria Mall Trust
Series 2015-HGLR A1A2
144A 3.087% 3/5/37 #	100,000	97,064
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C18 A1
1.254% 2/15/47	31,769	31,691
Series 2014-C22 B
4.713% 9/15/47 ●	20,000	20,821
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.672% 8/12/37 ●	25,000	27,284
Series 2005-LDP4 AJ
5.04% 10/15/42 ●	135,000	135,274
Series 2005-LDP5 D
5.567% 12/15/44 ●	45,000	45,547
Series 2006-LDP8 AM
5.44% 5/15/45	163,000	169,383
LB-UBS Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	5,211	5,268
Series 2006-C6 AJ
5.452% 9/15/39 ●	70,000	72,722
Series 2006-C6 AM
5.413% 9/15/39	65,000	67,907
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2014-C19 AS
3.832% 12/15/47	15,000	15,238
Series 2015-C22 A3
3.046% 5/15/46	35,000	34,246
Series 2015-C22 A4
3.306% 5/15/46	45,000	44,656
Series 2015-C23 A4
3.719% 7/15/50	135,000	138,439
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ
5.362% 11/14/42 ●	70,000	70,534
Series 2006-T21 AM
5.204% 10/12/52 ●	65,000	66,113
Series 2006-T23 A4
6.01% 8/12/41 ●	35,803	36,957
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5 A3
2.918% 10/15/45	35,000	35,211
WF-RBS Commercial
Mortgage Trust
Series 2014-C23 A5
3.917% 10/15/57	35,000	36,912
Total Commercial
Mortgage-Backed
Securities (cost $4,063,127)		4,029,323

Convertible Bonds – 0.95%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
expiration date 4/27/18	49,000	49,092
American Realty Capital
Properties 3.75% exercise
price $15.15, expiration
date 12/14/20	29,000	27,278
Ares Capital 5.75% exercise
price $19.13, expiration
date 2/1/16	17,000	17,404
BGC Partners 4.50% exercise
price $9.84, expiration
date 7/13/16	19,000	19,962
BioMarin Pharmaceutical
1.50% exercise price
$94.15, expiration date
10/13/20	21,000	33,547
Blackstone Mortgage Trust
5.25% exercise price
$28.66, expiration date
12/1/18	41,000	42,819
Blucora 4.25% exercise price
$21.66, expiration date
3/29/19	29,000	28,855
Campus Crest Communities
Operating Partnership
144A 4.75% exercise price
$12.56, expiration date
10/11/18 #	34,000	32,683
Cardtronics 1.00% exercise
price $52.35, expiration
date 11/27/20	31,000	30,574
Cemex 3.25% exercise price
$9.27, expiration date
3/9/16	25,000	27,891
Chart Industries 2.00%
exercise price $69.03,
expiration date 7/30/18	33,000	32,051

12 NQ-444 [6/15] 8/15 (14997)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Convertible Bonds (continued)
Chesapeake Energy 2.25%
exercise price $80.28,
expiration date 12/14/38		17,000	$14,833
Chesapeake Energy 2.50%
exercise price $47.55,
expiration date 5/15/37		18,000	17,145
Ciena 144A 3.75% exercise
price $20.17, expiration
date 10/15/18 #		29,000	39,621
GAIN Capital Holdings
4.125% exercise price
$12.00, expiration date
11/30/18		19,000	20,829
General Cable 4.50% exercise
price $34.17, expiration
date 11/15/29 ϕ		35,000	29,181
Gilead Sciences 1.625%
exercise price $22.71,
expiration date 4/29/16		6,000	30,949
HealthSouth 2.00% exercise
price $38.82, expiration
date 11/30/43		19,000	24,261
Illumina 0.25% exercise price
$83.55, expiration date
3/11/16		7,000	18,266
j2 Global 3.25% exercise
price $69.37, expiration
date 6/14/29		32,000	37,260
Liberty Interactive 144A
1.00% exercise price
$64.28, expiration date
9/28/43 #		29,000	28,329
Meritor 4.00% exercise price
$26.73, expiration date
2/12/27		32,000	33,100
Microchip Technology 144A
1.625% exercise price
$67.68, expiration date
2/13/25 #		14,000	14,193
Mylan 3.75% exercise price
$13.32, expiration date
9/10/15		6,000	30,521
Novellus Systems 2.625%
exercise price $34.78,
expiration date 5/14/41		17,000	40,513
NuVasive 2.75% exercise
price $42.13, expiration
date 6/30/17		32,000	40,800
NXP Semiconductors 144A
1.00% exercise price
$102.84, expiration date
11/27/19 #		18,000	21,071
Oclaro 144A 6.00% exercise
price $1.95, expiration
date 2/14/20 #		7,000	9,253
PROS Holdings 144A 2.00%
exercise price $33.79,
expiration date 11/27/19 #		30,000	29,213
SanDisk 1.50% exercise price
$50.94, expiration date
8/11/17		7,000	9,087
Spectrum Pharmaceuticals
2.75% exercise price
$10.53, expiration date
12/13/18		23,000	21,706
Spirit Realty Capital 3.75%
exercise price $13.08,
expiration date 5/13/21		28,000	26,180
Titan Machinery 3.75%
exercise price $43.17,
expiration date 4/30/19		6,000	4,954
TPG Specialty Lending 4.50%
exercise price $25.83,
expiration date 12/15/19		22,000	21,904
Vantage Drilling 144A 5.50%
exercise price $2.39,
expiration date 7/15/43 #		20,000	13,387
Vector Group 1.75% exercise
price $25.87, expiration
date 4/15/20		34,000	37,400
Vector Group 2.50% exercise
price $16.78, expiration
date 1/14/19 ●		15,000	22,172
Total Convertible Bonds
(cost $874,129)			978,284

Corporate Bonds – 29.67%
Banking – 3.93%
Australia & New Zealand
Banking Group
2.625% 12/10/18	CAD	27,000	22,470
Banco Bilbao Vizcaya
Argentaria Colombia 144A
4.875% 4/21/25 #		150,000	147,075
Bank of America
3.95% 4/21/25		230,000	221,978
Bank of New York Mellon
2.15% 2/24/20		15,000	14,851
BBVA Banco Continental
144A 5.00% 8/26/22 #		35,000	36,425
BBVA Bancomer 144A
6.50% 3/10/21 #		150,000	163,125
City National 5.25% 9/15/20		55,000	62,375

(continues)     NQ-444 [6/15] 8/15 (14997) 13

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Cooperatieve Centrale
Raiffeisen-Boerenleenbank
4.25% 1/13/22	AUD	53,000	$41,464
4.625% 12/1/23		250,000	258,375
Credit Suisse Group 144A
6.25% 12/29/49 #●		220,000	211,585
Export-Import Bank of China
144A 2.50% 7/31/19 #		200,000	200,301
Goldman Sachs Group
5.15% 5/22/45		55,000	53,258
5.20% 12/17/19	NZD	67,000	46,943
5.375% 5/10/20 ●		130,000	128,589
Itau Unibanco Holding 144A
2.85% 5/26/18 #		200,000	198,900
JPMorgan Chase
0.909% 1/28/19 ●		53,000	52,952
4.125% 12/15/26		260,000	256,229
4.25% 11/2/18	NZD	85,000	58,175
5.30% 12/29/49 ●		40,000	39,804
6.75% 1/29/49 ●		15,000	16,045
KeyBank 3.30% 6/1/25		250,000	243,255
Morgan Stanley
1.128% 1/24/19 ●		57,000	57,028
2.80% 6/16/20		75,000	75,131
4.35% 9/8/26		170,000	166,944
5.00% 9/30/21	AUD	54,000	43,370
MUFG Americas Holdings
2.25% 2/10/20		45,000	44,511
3.00% 2/10/25		95,000	89,327
Northern Trust
3.95% 10/30/25		45,000	46,556
PNC Funding 5.625% 2/1/17		150,000	159,468
PNC Preferred Funding Trust II
144A 1.508% 3/31/49 #●		200,000	180,500
SunTrust Banks
2.35% 11/1/18		90,000	90,641
USB Capital IX
3.50% 10/29/49 ●		145,000	119,879
Wells Fargo
4.75% 8/27/24	AUD	10,000	8,025
5.875% 12/29/49 ●		25,000	25,626
Woori Bank
144A 2.875% 10/2/18 #		200,000	205,266
144A 4.75% 4/30/24 #		200,000	207,778
Zions Bancorporation
4.50% 6/13/23		60,000	61,368
			4,055,592
Basic Industry – 2.03%
AK Steel 7.625% 5/15/20		30,000	25,125
ArcelorMittal 10.60% 6/1/19		85,000	102,106
Ball 5.25% 7/1/25		115,000	113,850
Builders FirstSource 144A
7.625% 6/1/21 #		15,000	15,600
CF Industries
6.875% 5/1/18		165,000	185,868
7.125% 5/1/20		47,000	55,889
Chemours
144A 6.625% 5/15/23 #		5,000	4,856
144A 7.00% 5/15/25 #		25,000	24,313
Dow Chemical
8.55% 5/15/19		198,000	241,612
Evolution Escrow Issuer 144A
7.50% 3/15/22 #		50,000	47,500
Freeport-McMoran Oil & Gas
6.50% 11/15/20		34,000	36,040
Georgia-Pacific
8.00% 1/15/24		160,000	206,159
Gerdau Holdings 144A
7.00% 1/20/20 #		100,000	109,000
Grace (W.R.) 144A
5.125% 10/1/21 #		25,000	25,250
HD Supply
7.50% 7/15/20		24,000	25,500
11.50% 7/15/20		35,000	40,600
International Paper
5.00% 9/15/35		40,000	39,310
INVISTA Finance 144A
4.25% 10/15/19 #		75,000	74,250
LSB Industries 7.75% 8/1/19		10,000	10,650
Lundin Mining 144A
7.50% 11/1/20 #		35,000	37,800
Methanex 4.25% 12/1/24		75,000	74,501
NOVA Chemicals 144A
5.00% 5/1/25 #		130,000	130,813
Novelis 8.75% 12/15/20		30,000	31,875
OCP 144A 4.50% 10/22/25 #		200,000	190,750
PolyOne 5.25% 3/15/23		30,000	29,850
PPG Industries
2.30% 11/15/19		50,000	50,131
Rockwood Specialties Group
4.625% 10/15/20		40,000	41,700
Ryerson
9.00% 10/15/17		35,000	35,350
11.25% 10/15/18		14,000	14,210
Sealed Air 144A
5.50% 9/15/25 #		40,000	40,400

14 NQ-444 [6/15] 8/15 (14997)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Tronox Finance
6.375% 8/15/20		40,000	$37,300
			2,098,158
Brokerage – 0.12%
Jefferies Group
5.125% 1/20/23		50,000	51,699
6.45% 6/8/27		30,000	32,710
6.50% 1/20/43		20,000	19,602
Lazard Group
6.85% 6/15/17		17,000	18,580
			122,591
Capital Goods – 0.58%
BWAY Holding 144A
9.125% 8/15/21 #		50,000	51,750
Cemex Finance 144A
9.375% 10/12/22 #		200,000	223,750
Embraer Netherlands Finance
5.05% 6/15/25		50,000	50,000
Fortune Brands Home &
	Security 3.00% 6/15/20	35,000	35,076
Gates Global 144A
6.00% 7/15/22 #		45,000	40,950
Masco 4.45% 4/1/25		40,000	40,200
Milacron 144A
7.75% 2/15/21 #		30,000	31,050
Parker-Hannifin
3.30% 11/21/24		5,000	5,023
Plastipak Holdings 144A
6.50% 10/1/21 #		50,000	51,125
TransDigm
6.00% 7/15/22		40,000	39,700
6.50% 7/15/24		30,000	29,775
			598,399
Consumer Cyclical – 2.68%
Alibaba Group Holding 144A
3.125% 11/28/21 #		200,000	197,930
American Axle &
Manufacturing
6.25% 3/15/21		45,000	47,475
CDK Global 4.50% 10/15/24		45,000	45,145
Daimler 2.75% 12/10/18	NOK	520,000	69,075
Dana Holding
5.50% 12/15/24		16,000	15,800
Family Tree Escrow 144A
5.75% 3/1/23 #		20,000	21,000
Fiat Chrysler Automobiles
	144A 4.50% 4/15/20 #	200,000	199,500
Ford Motor 7.45% 7/16/31		92,000	117,857
Ford Motor Credit
2.24% 6/15/18		200,000	200,277
General Motors Financial
3.45% 4/10/22		100,000	98,131
4.00% 1/15/25		65,000	63,905
4.375% 9/25/21		50,000	52,036
Harman International
Industries 4.15% 5/15/25		75,000	74,062
Host Hotels & Resorts
3.75% 10/15/23		60,000	58,964
4.75% 3/1/23		85,000	89,850
Hyundai Capital America
144A 2.125% 10/2/17 #		60,000	60,618
144A 2.55% 2/6/19 #		15,000	15,130
Landry’s 144A
9.375% 5/1/20 #		75,000	80,813
Lear 5.25% 1/15/25		140,000	138,250
Levi Strauss 144A
5.00% 5/1/25 #		60,000	58,350
Magna International
3.625% 6/15/24		100,000	98,671
Marriott International
3.375% 10/15/20		50,000	51,489
McDonald’s 3.375% 5/26/25		215,000	210,535
Meritor 6.75% 6/15/21		30,000	30,825
Netflix 144A
5.875% 2/15/25 #		245,000	254,827
QVC
4.375% 3/15/23		110,000	108,290
5.45% 8/15/34		70,000	63,702
Sally Holdings 5.75% 6/1/22		20,000	20,950
Signet UK Finance
4.70% 6/15/24		85,000	85,991
Starwood Hotels & Resorts
Worldwide
3.75% 3/15/25		45,000	43,464
4.50% 10/1/34		10,000	9,353
Toyota Finance Australia
2.25% 8/31/16	NOK	60,000	7,724
3.04% 12/20/16	NZD	120,000	80,258
			2,770,247
Consumer Non-Cyclical – 2.81%
AbbVie 3.20% 11/6/22		85,000	84,304
Actavis Funding
3.45% 3/15/22		55,000	54,560
3.80% 3/15/25		95,000	93,508
Baxalta
144A 3.60% 6/23/22 #		25,000	25,023

(continues)     NQ-444 [6/15] 8/15 (14997) 15

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Baxalta
144A 4.00% 6/23/25 #	55,000	$54,702
Becton Dickinson
6.375% 8/1/19	95,000	109,558
Boston Scientific
2.65% 10/1/18	15,000	15,228
Celgene 3.95% 10/15/20	130,000	138,290
Community Health Systems
6.875% 2/1/22	60,000	63,450
Darling Ingredients
5.375% 1/15/22	15,000	15,056
DaVita HealthCare Partners
5.00% 5/1/25	180,000	173,700
5.125% 7/15/24	50,000	49,250
EMD Finance
144A 2.95% 3/19/22 #	40,000	39,210
144A 3.25% 3/19/25 #	50,000	48,590
Express Scripts Holding
2.25% 6/15/19	55,000	54,606
Fresenius Medical Care U.S.
Finance II 144A
5.875% 1/31/22 #	30,000	31,950
HCA 5.375% 2/1/25	155,000	157,914
HealthSouth
5.125% 3/15/23	15,000	14,963
5.75% 11/1/24	10,000	10,250
Immucor 11.125% 8/15/19	65,000	69,225
JB 144A 3.75% 5/13/25 #	150,000	145,920
JBS Investments 144A
7.75% 10/28/20 #	200,000	218,500
JBS USA 144A
5.75% 6/15/25 #	95,000	94,140
Kinetic Concepts
10.50% 11/1/18	35,000	37,451
Mallinckrodt International
Finance
144A 4.875% 4/15/20 #	30,000	30,639
144A 5.50% 4/15/25 #	100,000	97,375
Omnicare 5.00% 12/1/24	30,000	32,400
Perrigo Finance
3.50% 12/15/21	200,000	200,668
Prestige Brands 144A
5.375% 12/15/21 #	75,000	75,375
Reynolds American
2.30% 6/12/18	120,000	120,983
4.45% 6/12/25	35,000	35,729
Smucker (J.M.)
144A 3.00% 3/15/22 #	20,000	19,652
Smucker (J.M.)
144A 3.50% 3/15/25 #	100,000	98,168
144A 4.25% 3/15/35 #	30,000	28,172
Spectrum Brands
6.375% 11/15/20	35,000	37,187
6.625% 11/15/22	55,000	58,850
Tenet Healthcare
6.00% 10/1/20	69,000	73,744
Thermo Fisher Scientific
3.30% 2/15/22	20,000	19,793
Valeant Pharmaceuticals
International 144A
5.875% 5/15/23 #	60,000	61,650
Zimmer Biomet Holdings
3.15% 4/1/22	25,000	24,628
3.375% 11/30/21	90,000	89,861
		2,904,222
Energy – 3.26%
AmeriGas Finance
7.00% 5/20/22	35,000	37,275
Bristow Group
6.25% 10/15/22	30,000	29,850
California Resources
5.50% 9/15/21	30,000	26,256
6.00% 11/15/24	25,000	21,625
Chaparral Energy
7.625% 11/15/22	10,000	7,250
Chesapeake Energy
4.875% 4/15/22	85,000	74,163
5.75% 3/15/23	60,000	54,600
Columbia Pipeline Group
144A 2.45% 6/1/18 #	20,000	20,168
144A 3.30% 6/1/20 #	30,000	30,150
144A 4.50% 6/1/25 #	30,000	29,571
Continental Resources
4.50% 4/15/23	125,000	120,721
Ecopetrol 5.375% 6/26/26	60,000	59,475
Enbridge Energy Partners
8.05% 10/1/37 ●	115,000	118,450
Energy Transfer Partners
4.75% 1/15/26	60,000	59,499
6.125% 12/15/45	20,000	20,100
9.70% 3/15/19	56,000	69,098
EnLink Midstream Partners
4.15% 6/1/25	55,000	53,658
Ensco 4.70% 3/15/21	55,000	56,092
Enterprise Products Operating
3.70% 2/15/26	5,000	4,852

16 NQ-444 [6/15] 8/15 (14997)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Enterprise Products Operating
7.034% 1/15/68 ●		160,000	$172,400
Exterran Partners
6.00% 4/1/21		20,000	19,400
Kinder Morgan 144A
5.00% 2/15/21 #		30,000	31,776
Kinder Morgan Energy
Partners 9.00% 2/1/19		95,000	114,216
Laredo Petroleum
7.375% 5/1/22		60,000	63,450
Marathon Oil 3.85% 6/1/25		105,000	103,119
MarkWest Energy Partners
4.875% 12/1/24		95,000	93,337
Murphy Oil USA
6.00% 8/15/23		80,000	83,400
Newfield Exploration
5.375% 1/1/26		80,000	79,600
5.625% 7/1/24		55,000	55,825
Noble Energy
5.05% 11/15/44		50,000	48,085
Noble Holding International
4.00% 3/16/18		10,000	10,245
Oasis Petroleum
6.875% 3/15/22		50,000	51,000
Occidental Petroleum
3.50% 6/15/25		45,000	44,901
PDC Energy 7.75% 10/15/22		20,000	21,000
Petrobras Global Finance
3.00% 1/15/19		85,000	78,766
4.875% 3/17/20		95,000	90,567
5.375% 1/27/21		10,000	9,643
Petroleos Mexicanos
144A 4.25% 1/15/25 #		40,000	39,056
6.50% 6/2/41		15,000	15,675
Plains All American Pipeline
8.75% 5/1/19		90,000	109,985
Pride International
6.875% 8/15/20		105,000	120,217
Regency Energy Partners
5.875% 3/1/22		70,000	74,615
Sabine Pass Liquefaction
144A 5.625% 3/1/25 #		85,000	84,469
Sunoco Logistics Partners
Operations
3.45% 1/15/23		135,000	127,968
Talisman Energy
3.75% 2/1/21		50,000	49,561
5.50% 5/15/42		90,000	81,278
Valero Energy
3.65% 3/15/25		55,000	53,587
4.90% 3/15/45		40,000	37,626
Weatherford International
4.50% 4/15/22		35,000	32,914
Western Gas Partners
3.95% 6/1/25		40,000	38,546
Williams Partners
4.00% 9/15/25		65,000	61,011
7.25% 2/1/17		85,000	92,136
Woodside Finance
144A 3.65% 3/5/25 #		70,000	67,361
144A 8.75% 3/1/19 #		65,000	78,606
YPF
144A 8.75% 4/4/24 #		95,000	96,663
144A 8.875% 12/19/18 #		40,000	42,600
			3,367,457
Financials – 0.74%
Affiliated Managers Group
3.50% 8/1/25		60,000	58,228
Ally Financial
4.125% 2/13/22		20,000	19,250
4.625% 3/30/25		120,000	114,600
American Tower
2.80% 6/1/20		30,000	29,617
4.00% 6/1/25		35,000	34,278
Aviation Capital Group 144A
6.75% 4/6/21 #		50,000	57,177
E*TRADE Financial
4.625% 9/15/23		40,000	39,400
General Electric Capital
4.25% 1/17/18	NZD	10,000	6,905
5.55% 5/4/20		40,000	45,710
6.00% 8/7/19		80,000	91,497
7.125% 12/15/49 ●		100,000	115,500
Lazard Group
3.75% 2/13/25		60,000	57,212
Peachtree Corners Funding
Trust 144A
3.976% 2/15/25 #		100,000	99,363
			768,737
Insurance – 1.15%
Berkshire Hathaway Finance
2.90% 10/15/20		75,000	77,310
Five Corners Funding Trust
144A 4.419% 11/15/23 #		100,000	103,476
Highmark
144A 4.75% 5/15/21 #		45,000	46,224

(continues)     NQ-444 [6/15] 8/15 (14997) 17

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Insurance (continued)
Highmark
144A 6.125% 5/15/41 #	20,000	$19,728
HUB International 144A
7.875% 10/1/21 #	55,000	56,237
Liberty Mutual Group 144A
4.95% 5/1/22 #	25,000	26,914
MetLife
3.60% 4/10/24	70,000	70,672
5.25% 12/29/49 ●	160,000	159,000
6.40% 12/15/36	90,000	99,000
Prudential Financial
4.50% 11/15/20	20,000	21,904
5.375% 5/15/45 ●	45,000	44,437
5.625% 6/15/43 ●	35,000	36,365
5.875% 9/15/42 ●	70,000	74,326
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #	50,000	50,400
144A 4.125% 11/1/24 #	95,000	95,864
USI 144A 7.75% 1/15/21 #	15,000	15,281
Voya Financial
5.65% 5/15/53 ●	60,000	61,575
XLIT
4.45% 3/31/25	90,000	89,388
6.50% 10/29/49 ●	40,000	34,325
		1,182,426
Media – 1.01%
Altice 144A 7.75% 5/15/22 #	200,000	194,000
CCO Holdings
144A 5.125% 5/1/23 #	65,000	63,375
5.25% 9/30/22	30,000	29,625
CSC Holdings 5.25% 6/1/24	150,000	144,750
Gray Television
7.50% 10/1/20	30,000	31,913
Lamar Media 5.00% 5/1/23	40,000	39,700
MDC Partners 144A
6.75% 4/1/20 #	30,000	30,000
Nielsen Finance 144A
5.00% 4/15/22 #	45,000	44,269
Sinclair Television Group
5.375% 4/1/21	35,000	35,394
144A 5.625% 8/1/24 #	30,000	29,437
Sirius XM Radio
144A 5.375% 4/15/25 #	195,000	188,663
144A 6.00% 7/15/24 #	80,000	81,000
Tribune Media 144A
5.875% 7/15/22 #	100,000	101,000
Univision Communications
144A 5.125% 5/15/23 #	30,000	29,250
		1,042,376
Real Estate – 0.71%
Alexandria Real Estate
Equities 4.60% 4/1/22	115,000	121,315
AvalonBay Communities
3.45% 6/1/25	55,000	54,196
3.50% 11/15/24	45,000	44,958
Carey (W.P.) 4.60% 4/1/24	45,000	45,262
CBL & Associates
4.60% 10/15/24	70,000	69,053
5.25% 12/1/23	15,000	15,450
Corporate Office Properties
3.60% 5/15/23	55,000	50,359
5.25% 2/15/24	65,000	66,606
DDR
7.50% 4/1/17	30,000	32,898
7.875% 9/1/20	73,000	89,460
Education Realty Operating
Partnership
4.60% 12/1/24	60,000	60,529
Excel Trust 4.625% 5/15/24	30,000	28,517
Hospitality Properties Trust
4.50% 3/15/25	55,000	54,205
		732,808
Services – 1.39%
AECOM
144A 5.75% 10/15/22 #	340,000	345,100
144A 5.875% 10/15/24 #	85,000	86,381
Algeco Scotsman Global
Finance 144A
8.50% 10/15/18 #	240,000	232,800
Caesars Growth Properties
Holdings 144A
9.375% 5/1/22 #	30,000	22,650
DigitalGlobe 144A
5.25% 2/1/21 #	110,000	108,213
GEO Group
5.125% 4/1/23	55,000	55,137
5.875% 10/15/24	30,000	31,050
MGM Resorts International
6.00% 3/15/23	120,000	122,100
Pinnacle Entertainment
7.50% 4/15/21	35,000	37,231
United Rentals North America
4.625% 7/15/23	45,000	44,296
18 NQ-444 [6/15] 8/15 (14997)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Services (continued)
United Rentals North America
5.50% 7/15/25	103,000	$99,910
5.75% 11/15/24	30,000	29,700
Wynn Las Vegas
5.375% 3/15/22	30,000	30,600
144A 5.50% 3/1/25 #	200,000	191,500
		1,436,668
Technology – 1.37%
Apple 3.45% 2/9/45	15,000	12,746
Cisco Systems
1.65% 6/15/18	75,000	75,299
2.45% 6/15/20	35,000	35,274
3.50% 6/15/25	35,000	35,421
First Data
11.25% 1/15/21	55,000	61,187
11.75% 8/15/21	30,000	33,825
Fiserv 3.85% 6/1/25	50,000	50,174
Flextronics International 144A
4.75% 6/15/25 #	75,000	74,603
Jabil Circuit 7.75% 7/15/16	9,000	9,450
Micron Technology
144A 5.25% 8/1/23 #	140,000	134,575
144A 5.50% 2/1/25 #	60,000	56,370
Molex Electronic Technologies
144A 2.878% 4/15/20 #	75,000	73,931
144A 3.90% 4/15/25 #	50,000	48,545
Motorola Solutions
4.00% 9/1/24	85,000	82,604
Oracle
2.50% 5/15/22	35,000	34,017
3.25% 5/15/30	65,000	59,875
4.125% 5/15/45	80,000	74,369
4.30% 7/8/34	25,000	24,701
QUALCOMM
3.00% 5/20/22	50,000	49,707
3.45% 5/20/25	50,000	48,785
Seagate HDD Cayman
144A 4.75% 1/1/25 #	115,000	114,509
144A 4.875% 6/1/27 #	25,000	24,356
Tencent Holdings 144A
3.375% 5/2/19 #	200,000	205,528
		1,419,851
Telecommunications – 3.65%
American Tower Trust I 144A
3.07% 3/15/23 #	75,000	73,688
AT&T
3.40% 5/15/25	135,000	129,017
4.35% 6/15/45	100,000	85,704
4.50% 5/15/35	70,000	64,555
Bharti Airtel International
Netherlands 144A
5.35% 5/20/24 #	200,000	212,527
CC Holdings GS V
3.849% 4/15/23	30,000	29,508
CenturyLink
5.80% 3/15/22	165,000	158,194
6.75% 12/1/23	50,000	50,344
Columbus International 144A
7.375% 3/30/21 #	200,000	215,750
Crown Castle Towers 144A
4.883% 8/15/20 #	255,000	277,487
Digicel Group 144A
8.25% 9/30/20 #	200,000	201,500
Equinix 5.375% 4/1/23	125,000	125,625
GTP Acquisition Partners I
144A 2.35% 6/15/20 #	100,000	99,469
Hughes Satellite Systems
7.625% 6/15/21	25,000	27,599
Intelsat Luxembourg
8.125% 6/1/23	130,000	108,550
Level 3 Financing
5.375% 8/15/22	30,000	30,413
Millicom International Cellular
144A 6.625% 10/15/21 #	200,000	206,500
SBA Tower Trust
144A 2.24% 4/16/18 #	55,000	54,796
144A 2.898% 10/15/19 #	40,000	40,200
Scripps Networks Interactive
2.80% 6/15/20	30,000	29,588
3.95% 6/15/25	40,000	39,363
SES 144A 3.60% 4/4/23 #	110,000	111,897
SES GLOBAL Americas
Holdings 144A
5.30% 3/25/44 #	120,000	121,439
Sprint 7.125% 6/15/24	90,000	83,709
Telefonica Emisiones
6.421% 6/20/16	80,000	83,667
Time Warner 3.60% 7/15/25	190,000	185,194
Time Warner Cable
5.50% 9/1/41	35,000	32,752
T-Mobile USA
6.125% 1/15/22	110,000	113,850
UPCB Finance IV 144A
5.375% 1/15/25 #	200,000	191,900

(continues)     NQ-444 [6/15] 8/15 (14997) 19

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Verizon Communications
4.40% 11/1/34		50,000	$46,434
4.862% 8/21/46		255,000	239,583
VTR Finance 144A
6.875% 1/15/24 #		200,000	204,870
Windstream Services
7.50% 4/1/23		15,000	13,163
7.75% 10/1/21		30,000	27,600
WPP Finance 2010
5.625% 11/15/43		50,000	54,159
			3,770,594
Transportation – 0.46%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #⧫		35,000	34,387
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫		29,121	29,121
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫		45,000	44,437
Burlington Northern Santa Fe
4.15% 4/1/45		50,000	46,305
Red de Carreteras de
Occidente 144A
9.00% 6/10/28 #	MXN	2,000,000	125,672
Trinity Industries
4.55% 10/1/24		70,000	67,655
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ⧫		25,000	25,250
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ⧫		55,000	54,450
United Parcel Service
5.125% 4/1/19		40,000	44,615
			471,892
Utilities – 3.78%
AES 5.50% 4/15/25		285,000	272,175
AES Gener 144A
8.375% 12/18/73 #●		200,000	218,500
Ameren Illinois
3.25% 3/1/25		55,000	54,969
9.75% 11/15/18		165,000	206,795
American Transmission
Systems 144A
5.25% 1/15/22 #		140,000	154,568
American Water Capital
3.40% 3/1/25		65,000	64,964
Appalachian Power
3.40% 6/1/25		165,000	162,990
Berkshire Hathaway Energy
3.75% 11/15/23		90,000	92,271
Calpine 5.375% 1/15/23		30,000	29,625
Cleveland Electric Illuminating
5.50% 8/15/24		60,000	68,852
CMS Energy 6.25% 2/1/20		65,000	75,356
ComEd Financing III
6.35% 3/15/33		65,000	66,803
Dominion Resources
1.90% 6/15/18		205,000	205,403
DTE Energy 144A
3.30% 6/15/22 #		60,000	60,580
Dynegy
144A 6.75% 11/1/19 #		15,000	15,683
144A 7.375% 11/1/22 #		25,000	26,313
144A 7.625% 11/1/24 #		85,000	90,313
Electricite de France 144A
5.25% 12/29/49 #●		190,000	190,950
Enel 144A
8.75% 9/24/73 #●		200,000	230,250
Entergy 4.00% 7/15/22		30,000	30,276
Entergy Louisiana
4.05% 9/1/23		150,000	158,021
Exelon 3.95% 6/15/25		55,000	55,435
Great Plains Energy
4.85% 6/1/21		45,000	49,406
Integrys Energy Group
6.11% 12/1/66 ●		105,000	99,782
IPALCO Enterprises
5.00% 5/1/18		35,000	37,100
LG&E & KU Energy
4.375% 10/1/21		110,000	119,463
Metropolitan Edison 144A
4.00% 4/15/25 #		40,000	39,977
National Rural Utilities
Cooperative Finance
4.75% 4/30/43 ●		85,000	85,000
NextEra Energy Capital
Holdings
2.40% 9/15/19		85,000	84,993
3.625% 6/15/23		35,000	34,984
NV Energy 6.25% 11/15/20		65,000	75,376
Pennsylvania Electric
5.20% 4/1/20		75,000	82,194
Public Service of New
Hampshire
3.50% 11/1/23		50,000	51,395
Puget Energy 6.00% 9/1/21		35,000	40,154

20 NQ-444 [6/15] 8/15 (14997)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Southern 2.75% 6/15/20	250,000	$250,887
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	50,000	49,769
WEC Energy Group
2.45% 6/15/20	20,000	19,984
3.55% 6/15/25	30,000	29,983
6.25% 5/15/67 ●	70,000	65,450
Xcel Energy 3.30% 6/1/25	160,000	157,516
		3,904,505
Total Corporate Bonds
(cost $30,737,545)		30,646,523

Municipal Bonds – 0.70%
Atlanta, Georgia Water &
Wastewater Revenue
5.00% 11/1/40	35,000	39,088
California State Various
Purpose
5.00% 3/1/45	60,000	67,013
Golden State, California
Tobacco Securitization
Asset-Backed Senior Notes
Series A-1
5.125% 6/1/47	40,000	30,722
5.75% 6/1/47	45,000	37,756
Golden State, California
Tobacco Securitization
Enhanced Asset-Backed
Series A
5.00% 6/1/40	105,000	114,966
5.00% 6/1/45	35,000	38,111
Maryland State Local Facilities
2nd Loan
Series A 5.00% 8/1/21	45,000	53,640
New Jersey State
Transportation Trust Fund
(Transportation Program)
Series AA 5.00% 6/15/44	50,000	50,720
New York City, New York
Series I 5.00% 8/1/22	35,000	41,435
New York City, New York
Water & Sewer System
Series EE 5.00% 6/15/45	50,000	55,178
New York State Thruway
Authority
Series A 5.00% 5/1/19	45,000	50,847
Texas Private Activity Bond
Surface Transportation
Revenue (Senior Lien NTE
Mobility Partners Segments
3A & 3B)
6.75% 6/30/43 (AMT)	35,000	42,014
Texas State Transportation
Commission
(Senior Lien Mobility Fund)
Series A 5.00% 10/1/44	90,000	101,269
Total Municipal Bonds
(cost $720,784)		722,759

Non-Agency Asset-Backed Securities – 2.44%
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18	100,000	105,316
Ally Master Owner Trust
Series 2012-5 A
1.54% 9/15/19	100,000	100,270
American Express Credit
Account Master Trust
Series 2012-3 B
0.686% 3/15/18 ●	100,000	99,998
Series 2013-2 A
0.604% 5/17/21 ●	100,000	100,199
American Express Credit
Account Secured Note Trust
Series 2012-4 A
0.426% 5/15/20 ●	185,000	184,704
American Homes 4 Rent Trust
Series 2014-SFR2 A 144A
3.786% 10/17/36 #	98,910	101,790
Avis Budget Rental Car
Funding AESOP
Series 2011-3A A 144A
3.41% 11/20/17 #	100,000	102,712
Bank of America Credit Card
Trust
Series 2014-A3 A
0.474% 1/15/20 ●	70,000	69,956
Series 2015-A1 A
0.516% 6/15/20 ●	185,000	185,148
Cabela’s Credit Card Master
Note Trust
Series 2012-2A A1 144A
1.45% 6/15/20 #	100,000	100,425

(continues)     NQ-444 [6/15] 8/15 (14997) 21

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
California Republic Auto
Receivables Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	38,517	$38,689
Capital One Multi-Asset
Execution Trust
Series 2007-A5 A5
0.226% 7/15/20 ●	100,000	99,344
Chase Issuance Trust
Series 2014-A5 A5
0.556% 4/15/21 ●	100,000	99,850
Series 2015-A4 A
1.84% 4/15/22	100,000	98,928
Citibank Credit Card Issuance
Trust
Series 2014-A9 A9
0.437% 11/23/18 ●	145,000	144,928
FirstKey Lending Trust
Series 2015-SFR1 A 144A
2.553% 3/9/47 #	99,613	99,708
Ford Credit Auto Lease Trust
Series 2015-A A3
1.13% 6/15/18	45,000	44,865
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	49,250	48,669
MMAF Equipment Finance
Series 2014-AA A4 144A
1.59% 2/8/22 #	100,000	99,576
PFS Financing
Series 2015-AA A 144A
0.806% 4/15/20 #●	100,000	99,981
Porsche Innovative Lease
Owner Trust
Series 2015-1 A3 144A
1.19% 7/23/18 #	100,000	99,882
Progress Residential Trust
Series 2015-SFR2 A 144A
2.74% 6/12/32 #	100,000	99,234
Synchrony Credit Card Master
Note Trust
Series 2012-6 A
1.36% 8/17/20	100,000	99,932
Series 2015-2 A
1.60% 4/15/21	100,000	99,939
Wendys Funding
Series 2015-1A A2I 144A
3.371% 6/15/45 #	100,000	99,850
Total Non-Agency
Asset-Backed Securities
(cost $2,538,069)		2,523,893

Non-Agency Collateralized Mortgage Obligations – 0.61%
Bank of America Alternative
Loan Trust
Series 2005-3 2A1
5.50% 4/25/20	1,804	1,857
Series 2005-6 7A1
5.50% 7/25/20	1,260	1,257
ChaseFlex Trust
Series 2006-1 A4
4.869% 6/25/36 ●	100,000	86,172
Credit Suisse First Boston
Mortgage Securities
Series 2005-5 6A3
5.00% 7/25/35	48,846	48,942
JPMorgan Mortgage Trust
Series 2006-S1 1A1
6.00% 4/25/36	56,088	57,876
Series 2014-2 B1 144A
3.428% 6/25/29 #●	92,789	92,911
Series 2014-2 B2 144A
3.428% 6/25/29 #●	92,789	91,447
Sequoia Mortgage Trust
Series 2013-11 B1 144A
3.698% 9/25/43 #●	96,125	93,599
Series 2014-2 A4 144A
3.50% 7/25/44 #●	72,760	73,016
Series 2015-1 B2 144A
3.899% 1/25/45 #●	24,773	24,362
Structured Asset Securities
Corporation Mortgage Pass
Through Certificates
Series 2004-20 2A1
5.50% 11/25/34 ⧫	29,973	30,597
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-2 3A1
5.75% 3/25/36	16,560	16,896
Series 2006-AR5 2A1
2.713% 4/25/36 ●	11,506	10,803
Total Non-Agency
Collateralized Mortgage
Obligations (cost $590,174)		629,735

22 NQ-444 [6/15] 8/15 (14997)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Regional Bonds – 0.16%Δ
Australia – 0.06%
Queensland Treasury 144A
4.75% 7/21/25 #	AUD	75,000	$63,384
			63,384
Canada – 0.10%
Province of Ontario Canada
3.45% 6/2/45	CAD	56,000	47,079
Province of Quebec Canada
6.00% 10/1/29	CAD	54,000	59,086
			106,165
Total Regional Bonds
(cost $181,679)			169,549

Senior Secured Loans – 6.43%«
Activision Blizzard Tranche B
1st Lien 3.25% 10/11/20		194,350	195,079
Aramark Tranche E
3.25% 9/7/19		121,250	121,293
BJ’s Wholesale Club Tranche B
1st Lien 4.50% 9/26/19		305,951	306,547
Caesars Growth Properties
Holdings Tranche B 1st Lien
6.25% 5/8/21		89,100	76,403
Communications Sales &
Leasing Tranche B 1st Lien
5.00% 10/24/22		65,000	63,795
Community Health Systems
Tranche F 1st Lien
3.25% 12/31/18		44,455	44,471
Community Health Systems
Tranche G 1st Lien
3.75% 12/31/19		60,844	60,920
Community Health Systems
Tranche H 1st Lien
4.00% 1/27/21		111,952	112,240
Energy Transfer Equity 1st Lien
3.25% 12/2/19		65,000	64,655
FCA U.S. (Chrysler) Tranche B
1st Lien 3.50% 5/24/17		14,656	14,658
First Data Tranche B 1st Lien
4.00% 3/24/21		292,556	293,676
Gardner Denver 1st Lien
4.25% 7/30/20		263,658	257,990
HCA Tranche B4
2.75% 5/1/18		309,488	309,831
HCA Tranche B5 1st Lien
2.75% 3/31/17		234,818	234,979
Hilton Worldwide Finance
Tranche B2
3.50% 10/25/20		299,546	299,879
Houghton International 1st
Lien 4.00% 12/20/19		346,125	346,168
Huntsman International
Tranche B 1st Lien
3.75% 10/1/21		348,250	348,975
IASIS Healthcare Tranche B
1st Lien 4.50% 5/3/18		87,085	87,316
iHeartCommunications (Clear
Channel Communications)
Tranche D 6.75% 1/30/19		170,000	157,392
Immucor Tranche B2
5.00% 8/19/18		290,139	291,590
Intelsat Jackson Holdings
Tranche B2
3.75% 6/30/19		273,448	271,853
JLL/Delta Dutch Newco 1st
Lien 4.25% 3/11/21		54,450	54,197
KIK Custom Products 1st Lien
5.50% 4/29/19		199,209	199,956
Landry’s Tranche B
4.00% 4/24/18		77,020	77,376
Level 3 Financing Tranche B
4.00% 1/15/20		125,000	125,094
MPH Acquisition (Multiplan)
Tranche B 3.75% 3/31/21		61,352	61,132
Neiman Marcus 1st Lien
4.25% 10/25/20		99,747	99,311
NEP/NCP Tranche B 1st Lien
4.25% 1/22/20		88,877	87,900
Novelis Tranche B 1st Lien
4.00% 6/2/22		243,000	242,089
Numericable U.S.
4.50% 5/21/20		120,031	120,482
Numericable U.S. Tranche B2
1st Lien 4.50% 5/21/20		103,844	104,245
Panda Liberty (Moxie Liberty)
Tranche B 7.50% 8/21/20		10,000	10,025
Republic of Angola
(Unsecured)
6.25% 12/16/23		175,000	172,375
Scientific Games International
6.00% 10/18/20		142,825	142,977
Sensus USA 8.50% 5/9/18		85,000	84,575
Smart & Final Stores Tranche
B 1st Lien
4.00% 11/15/19		37,945	37,974
Univision Communications
Tranche C4 4.00% 3/1/20		319,112	317,472
USI Insurance Services Tranche
B 1st Lien
4.25% 12/27/19		87,762	87,926

(continues)     NQ-444 [6/15] 8/15 (14997) 23

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Senior Secured Loans« (continued)
Valeant Pharmaceuticals
International Tranche BE
3.50% 8/5/20		265,000	$264,437
Wide Open West Finance
Tranche B 1st Lien
4.50% 4/1/19		392,487	392,683
Total Senior Secured Loans
(cost $6,609,405)			6,641,936

Sovereign Bonds – 2.08%Δ
Australia – 0.09%
Australia Government Bond
3.25% 4/21/25	AUD	39,000	30,695
3.75% 4/21/37	AUD	83,000	65,197
			95,892
Brazil – 0.14%
Brazil Notas do Tesouro
Nacional Series F
10.00% 1/1/17	BRL	140,000	42,780
10.00% 1/1/23	BRL	176,000	49,968
10.00% 1/1/25	BRL	176,000	49,003
			141,751
Canada – 0.01%
Canadian Government Bond
2.75% 12/1/48	CAD	13,000	11,442
			11,442
Colombia – 0.09%
Colombia Government
International Bond
4.375% 3/21/23	COP	172,000,000	59,980
9.85% 6/28/27	COP	69,000,000	32,630
			92,610
Dominican Republic – 0.10%
Dominican Republic
International Bond 144A
5.50% 1/27/25 #		100,000	100,750
			100,750
Germany – 0.02%
Bundesrepublik Deutschland
0.50% 2/15/25	EUR	18,000	19,559
			19,559
Indonesia – 0.27%
Indonesia Government
International Bond 144A
4.625% 4/15/43 #		200,000	180,500
Indonesia Treasury Bond
8.375% 3/15/24	IDR	1,305,000,000	98,288
			278,788
Italy – 0.23%
Italy Buoni Poliennali Del
Tesoro 1.35% 4/15/22 EUR		217,000	235,657
			235,657
Japan – 0.03%
Japan Government 40 yr
Bond 1.40% 3/20/55	JPY	3,400,000	26,420
			26,420
Mexico – 0.09%
Mexican Bonos
7.50% 6/3/27	MXN	1,286,000	90,092
			90,092
Norway – 0.19%
Kommunalbanken 144A
2.125% 4/23/25 #		200,000	191,045
Norway Government
Bond 144A
2.00% 5/24/23 #	NOK	69,000	9,039
			200,084
Poland – 0.08%
Poland Government Bond
3.25% 7/25/25	PLN	327,000	86,846
			86,846
Portugal – 0.04%
Portugal Government
International Bond 144A
5.125% 10/15/24 #		39,000	39,978
			39,978
Republic of Korea – 0.08%
Inflation Linked Korea
Treasury Bond
1.125% 6/10/23	KRW	102,097,764	87,922
			87,922
Senegal – 0.19%
Senegal Government
International Bond 144A
6.25% 7/30/24 #		200,000	192,600
			192,600
South Africa – 0.21%
South Africa Government
Bond 8.00% 1/31/30	ZAR	2,807,000	217,923
			217,923

24 NQ-444 [6/15] 8/15 (14997)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Sovereign BondsΔ (continued)
Sweden – 0.04%
Sweden Government Bond
1.50% 11/13/23	SEK	305,000	$38,721
			38,721
United Kingdom – 0.18%
United Kingdom Gilt
3.25% 1/22/44	GBP	7,900	13,696
3.50% 1/22/45	GBP	18,400	33,457
United Kingdom Gilt Inflation
Linked
0.125% 3/22/24	GBP	81,949	139,320
			186,473
Total Sovereign Bonds
(cost $2,280,023)			2,143,508

Supranational Banks – 0.23%
European Bank for
Reconstruction &
Development
6.00% 3/3/16	INR	3,300,000	51,695
7.375% 4/15/19	IDR	420,000,000	30,398
Inter-American Development
Bank
6.00% 9/5/17	INR	4,500,000	70,008
7.25% 7/17/17	IDR	420,000,000	30,653
International Bank for
Reconstruction &
Development
4.625% 10/6/21	NZD	72,000	51,067
International Finance
3.625% 5/20/20	NZD	11,000	7,462
Total Supranational Banks
(cost $262,128)			241,283

U.S. Treasury Obligations – 1.24%
U.S. Treasury Notes
1.50% 5/31/20		50,000	49,730
1.625% 6/30/20		319,000	319,000
2.125% 5/15/25		930,000	913,216
Total U.S. Treasury
Obligations
(cost $1,275,235)			1,281,946

	Number of
	shares
Preferred Stock – 0.54%
Bank of America 6.10% ●		40,000	39,550
Integrys Energy Group
6.00% ●		3,500	93,205
National Retail Properties
5.70%		2,120	51,346
Public Storage 5.20%		2,050	47,745
US Bancorp 3.50% ●		400	327,200
Total Preferred Stock
(cost $513,750)			559,046

Right – 0.00%
Jardine Cycle & Carriage
exercise price SGD 5.02,
expiration date 7/31/15 †		111	586
Total Right (cost $0)			586

	Number of
	Contracts
Options Purchased – 0.01%
Call Option – 0.01%
U.S. Treasury 10 yr Notes,
strike price $127.50,
expires 7/24/15 (AFI)		24	8,625
Total Options Purchased
(cost $7,193)			8,625

	Principal
	amount°
Short-Term Investments – 5.25%
Discount Notes – 4.04%≠
Federal Home Loan Bank
0.04% 7/21/15		15,813	15,813
0.05% 8/14/15		115,510	115,505
0.055% 7/31/15		11,474	11,474
0.065% 8/5/15		6,959	6,959
0.065% 9/2/15		63,254	63,248
0.07% 8/11/15		11,376	11,375
0.08% 7/17/15		1,453,806	1,453,800
0.08% 7/22/15		1,938,408	1,938,396
0.095% 7/14/15		481,110	481,109
0.10% 10/23/15		63,254	63,236
Freddie Mac 0.075%
10/1/15		16,184	16,180
			4,177,095

(continues)     NQ-444 [6/15] 8/15 (14997) 25

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 1.21%
Bank of America Merrill Lynch
0.05%, dated 6/30/15, to
be repurchased on 7/1/15,
repurchase price $346,529
(collateralized by U.S.
government obligations
0.125%–0.625%
4/15/17–6/30/17;
market value $353,460)	346,529	$346,529
Bank of Montreal
0.07%, dated 6/30/15, to
be repurchased on 7/1/15,
repurchase price $577,549
(collateralized by U.S.
government obligations
0.25%–8.00%
1/31/16–8/15/23;
market value $589,099)	577,548	577,548
BNP Paribas
0.08%, dated 6/30/15, to
be repurchased on 7/1/15,
repurchase price $324,423
(collateralized by U.S.
government obligations
0.00%–6.375%
8/15/19–11/15/44;
market value $330,911)	324,423	324,423
		1,248,500
Total Short-Term
Investments
(cost $5,425,448)		5,425,595

Total Value of
Securities – 104.37%
(cost $97,110,277)		107,792,983
Liabilities Net of
Receivables and Other
Assets – (4.37%)★		(4,508,880)
Net Assets – 100.00%		$103,284,103
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2015, the aggregate value of Rule 144A securities was $16,357,808,which represents 15.84% of the Fund’s net assets.

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $801,600, which represents 0.78% of the Fund’s net assets.
⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

★	Of this amount, $30,000 represents cash pledged as collateral for futures contracts.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2015,the aggregate value of fair valued securities was $45,129, which represents 0.04% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of June 30, 2015. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale.Stated rate in effect at June 30, 2015.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
ϕ	Step coupon bond.Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2015.

26 NQ-444 [6/15] 8/15 (14997)

(Unaudited)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(217,081)	USD	165,581	7/31/15	$(1,545)
BAML	CAD	(153,947)	USD	123,868	7/31/15	686
BAML	EUR	1,593	USD	(1,786)	7/31/15	(9)
BAML	NZD	(246,567)	USD	174,068	7/31/15	7,451
BNP	AUD	(52,363)	USD	39,961	7/31/15	(351)
BNP	NOK	(500,471)	USD	63,389	7/31/15	(385)
BNP	NZD	72,825	USD	(51,416)	7/31/15	(2,205)
BNYM	EUR	(35,383)	USD	39,416	7/2/15	(18)
BNYM	GBP	36,565	USD	(57,546)	7/2/15	(99)
HSBC	GBP	(56,915)	USD	86,916	7/31/15	(2,483)
JPMC	KRW	(98,158,430)	USD	87,353	7/31/15	(255)
JPMC	PLN	(170,612)	USD	45,784	7/31/15	461
JPMC	SEK	(325,649)	USD	38,999	7/31/15	(296)
TD	CAD	110,241	USD	(88,724)	7/31/15	(513)
TD	EUR	(47,524)	USD	53,265	7/31/15	280
TD	JPY	(3,679,798)	USD	29,431	7/31/15	(659)
TD	MXN	961,661	USD	(61,350)	7/2/15	(172)
TD	ZAR	(2,194,377)	USD	175,513	7/31/15	(3,877)
						$(3,989)

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
9	Euro-Bund	$1,523,292	$1,524,568	9/9/15	$1,276
14	U.S. Treasury 5 yr Notes	1,671,195	1,669,609	9/30/15	(1,586)
	U.S. Treasury 10 yr
21	Notes	2,648,636	2,649,610	9/21/15	974
		$5,843,123			$664

Swap Contracts
CDS Contracts1

	Swap			Annual		Unrealized
	Referenced	Notional		Protection	Termination	Appreciation
Counterparty	Obligation	Value[2]		Payments	Date	(Depreciation)
	Protection
	Purchased:
JPMC	ICE - CDX.NA.HY.24		321,750	5.00%	6/20/20	$(629)
	ICE - iTraxx EUR
JPMC	Crossover Series 23	EUR	290,000	5.00%	6/20/20	5,671
						$5,042

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.
2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of abbreviations:
ADR – American Depositary Receipt
AFI – Advantage Futures
AMT – Subject to Alternative Minimum Tax
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BNP – BNP Paribas
BNYM – Bank of New York Mellon
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
COP – Colombian Peso
CVA – Dutch Certificate
DB – Deutsche Bank
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
HSBC – Hong Kong Shanghai Bank
ICE – IntercontinentalExchange, Inc.
IDR – Indonesian Rupiah
INR – Indian Rupee
JPMBB – JPMorgan Barclays Bank
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
LB – Lehman Brothers
MXN – Mexican Peso
NOK – Norwegian Krone

(continues)     NQ-444 [6/15] 8/15 (14997) 27

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

NVDR – Non-Voting Depositary Receipt
NZD – New Zealand Dollar
PLN – Polish Zloty
RBS – Royal Bank of Scotland
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SEK – Swedish Krona
S.F. – Single Family
SGD – Singapore Dollar
TBA – To be announced
TD – Toronto Dominion Bank
UBS – Union Bank of Switzerland
USD – U.S. Dollar
WF – Wells Fargo
yr – Year
ZAR – South African Rand

28 NQ-444 [6/15] 8/15 (14997)

Notes

Delaware Foundation® Conservative Allocation Fund
June 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Conservative Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment companies are valued at their net asset value, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

(continues)     NQ-444 [6/15] 8/15 (14997) 29

Notes

June 30, 2015 (Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-
Backed Securities	$—	$18,246,878	$—	$18,246,878
Corporate Debt	—	31,624,807	—	31,624,807
Foreign Debt	—	2,554,340	—	2,554,340
Municipal Bonds	—	722,759	—	722,759
Senior Secured Loans[1]	—	6,469,561	172,375	6,641,936
Common Stock
Consumer Discretionary	4,967,194	—	—	4,967,194
Consumer Staples	4,011,639	—	—	4,011,639
Energy	3,089,481	—	—	3,089,481
Financials	6,989,464	45,129	—	7,034,593
Healthcare	6,141,520	—	—	6,141,520
Industrials	4,019,698	—	—	4,019,698
Information Technology	6,956,943	—	—	6,956,943
Materials	1,741,049	—	—	1,741,049
Telecommunication Services	1,934,977	—	—	1,934,977
Utilities	404,311	—	—	404,311
Convertible Preferred Stock[1]	249,693	67,098	—	316,791
Exchange-Traded Funds	108,269	—	—	108,269
Preferred Stock[1]	519,496	39,550	—	559,046
Right	—	—	586	586
U.S. Treasury Obligations	—	1,281,946	—	1,281,946
Short-Term Investments	—	5,425,595	—	5,425,595
Option Purchased	—	8,625	—	8,625
Total	$41,133,734	$66,486,288	$172,961	$107,792,983
Foreign Currency Exchange
Contracts	$—	$(3,989)	$—	$(3,989)
Futures Contracts	664	—	—	664
Swap Contracts	—	5,042	—	5,042

30 NQ-444 [6/15] 8/15 (14997)

(Unaudited)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Senior Secured Loans	—	97.40%	2.60%	100.00%
Convertible Preferred Stock	78.82%	21.18%	—	100.00%
Preferred Stock	92.93%	7.07%	—	100.00%

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-444 [6/15] 8/15 (14997) 31

Schedule of investments

Delaware Foundation® Growth Allocation Fund
June 30, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 82.90%
U.S. Markets – 47.14%
Consumer Discretionary – 5.61%
Boot Barn Holdings †	1,810	$57,920
BorgWarner	1,260	71,618
Buffalo Wild Wings †	360	56,408
Cheesecake Factory	1,345	73,350
Cinemark Holdings	870	34,948
Comcast Class A	1,550	92,907
Del Frisco’s Restaurant
Group †	2,710	50,487
Discovery Communications
Class A †	2,720	90,467
Discovery Communications
Class C †	7,357	228,656
Disney (Walt)	1,230	140,392
DSW Class A	1,710	57,063
Express †	2,885	52,247
Fiesta Restaurant Group †	550	27,500
Ford Motor	6,040	90,660
G-III Apparel Group †	1,125	79,144
Jack in the Box	790	69,646
Johnson Controls	6,400	316,992
L Brands	3,547	304,084
Liberty Interactive Class A †	14,058	390,109
Lowe’s	4,600	308,062
Macy’s	1,680	113,350
Madden (Steven) †	1,847	79,015
Malibu Boats Class A †	1,320	26,519
National CineMedia	2,270	36,229
NIKE Class B	2,452	264,865
Nordstrom	1,130	84,185
Popeyes Louisiana Kitchen †	1,275	76,487
Priceline Group †	67	77,142
Sally Beauty Holdings †	4,740	149,689
Shutterfly †	1,065	50,918
Starbucks	2,630	141,007
Tenneco †	1,265	72,662
Tractor Supply	1,170	105,230
TripAdvisor †	3,827	333,485
Urban Outfitters †	2,530	88,550
Wynn Resorts	972	95,907
		4,387,900
Consumer Staples – 3.26%
Archer-Daniels-Midland	6,300	303,786
Casey’s General Stores	1,485	142,174
CVS Health	4,500	471,960
General Mills	1,620	90,266
J&J Snack Foods	560	61,975
Kimberly-Clark	630	66,761
Kraft Foods Group	3,733	317,828
Mondelez International	8,200	337,348
PepsiCo	1,530	142,810
Procter & Gamble	1,950	152,568
Walgreens Boots Alliance	5,501	464,504
		2,551,980
Energy – 3.96%
Bonanza Creek Energy †	1,305	23,816
Bristow Group	415	22,119
Carrizo Oil & Gas †	1,270	62,535
Chevron	3,000	289,410
ConocoPhillips	5,630	345,738
Core Laboratories	450	51,318
Diamondback Energy †	575	43,343
EOG Resources	3,591	314,392
Exxon Mobil	2,630	218,816
Halliburton	7,100	305,797
Kinder Morgan	5,687	218,324
Marathon Oil	11,600	307,864
Occidental Petroleum	5,160	401,293
Parsley Energy Class A †	1,065	18,552
Pioneer Energy Services †	2,905	18,418
RigNet †	1,235	37,754
RSP Permian †	1,010	28,391
Schlumberger	940	81,019
Williams	5,375	308,471
		3,097,370
Financials – 8.64%
Aflac	1,450	90,190
Allstate	4,800	311,376
American Campus
Communities	525	19,787
American Equity Investment
Life Holding	2,195	59,221
American Realty Capital
Properties	1,550	12,601
American Tower	1,100	102,619
Ameriprise Financial	550	68,711
Apartment Investment &
Management	575	21,235
AvalonBay Communities	125	19,984
Bank of New York Mellon	7,500	314,775
BB&T	8,300	334,573
BBCN Bancorp	3,015	44,592
BlackRock	200	69,196

(continues)       NQ-452 [6/15] 8/15 (15017) 1

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
Boston Properties	200	$24,208
Brandywine Realty Trust	1,275	16,932
Bryn Mawr Bank	510	15,382
Camden Property Trust	275	20,427
Capital One Financial	1,230	108,203
Cardinal Financial	2,375	51,751
Citigroup	2,650	146,386
City Holding	1,150	56,637
CoBiz Financial	1,770	23,134
Corporate Office Properties
Trust	700	16,478
Cousins Properties	1,575	16,349
Crown Castle International	4,541	364,642
DCT Industrial Trust	2,436	76,588
DDR	1,150	17,779
Douglas Emmett	700	18,858
Duke Realty	1,125	20,891
DuPont Fabros Technology	1,650	48,593
EastGroup Properties	760	42,735
EPR Properties	1,515	82,992
Equinix	1,800	457,200
Equity LifeStyle Properties	425	22,347
Equity One	875	20,423
Equity Residential	325	22,805
Essex Property Trust	100	21,250
Evercore Partners Class A	1,995	107,650
Extra Space Storage	375	24,457
Federal Realty Investment
Trust	175	22,416
Fidelity & Guaranty Life	2,000	47,260
First Industrial Realty Trust	1,125	21,071
First NBC Bank Holding †	1,315	47,340
First Potomac Realty Trust	1,550	15,965
FirstMerit	2,800	58,324
Flushing Financial	1,995	41,915
General Growth Properties	825	21,169
Great Western Bancorp	885	21,337
Greenhill	685	28,311
Health Care REIT	325	21,330
Healthcare Realty Trust	800	18,608
Healthcare Trust of America
Class A	837	20,046
Highwoods Properties	500	19,975
Host Hotels & Resorts	3,810	75,552
Independent Bank @	990	46,421
Infinity Property & Casualty @	480	36,403
Intercontinental Exchange	1,701	380,361
Invesco	1,540	57,735
JPMorgan Chase	2,920	197,859
KeyCorp	6,180	92,824
Kilroy Realty	325	21,824
Kimco Realty	875	19,723
Kite Realty Group Trust	2,085	51,020
LaSalle Hotel Properties	1,960	69,502
Lexington Realty Trust	1,850	15,688
Liberty Property Trust	550	17,721
LTC Properties	525	21,840
Macerich	300	22,380
Marsh & McLennan	5,600	317,520
National Retail Properties	2,165	75,797
Old National Bancorp	3,880	56,105
Pebblebrook Hotel Trust	525	22,512
Post Properties	375	20,389
Primerica	1,045	47,746
Prologis	500	18,550
Prosperity Bancshares	1,225	70,731
Prudential Financial	670	58,638
PS Business Parks	250	18,037
Public Storage	100	18,437
Ramco-Gershenson Properties
Trust	4,000	65,280
Raymond James Financial	1,260	75,071
Regency Centers	350	20,643
RLJ Lodging Trust	675	20,101
Sabra Health Care REIT	700	18,018
Selective Insurance Group @	1,855	52,033
Simon Property Group	100	17,302
SL Green Realty	200	21,978
Sovran Self Storage	615	53,450
Spirit Realty Capital	1,750	16,923
State Street	1,090	83,930
Sterling Bancorp	4,460	65,562
Stifel Financial †	1,185	68,422
Strategic Hotels & Resorts †	1,725	20,907
Tanger Factory Outlet Centers	575	18,227
Taubman Centers	275	19,113
Texas Capital Bancshares †	645	40,145
Travelers	1,000	96,660
UDR	675	21,620
United Fire Group	1,040	34,070
Urban Edge Properties	100	2,079
Ventas	325	20,179
Vornado Realty Trust	225	21,359
Webster Financial	1,450	57,347

2 NQ-452 [6/15] 8/15 (15017)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
Wells Fargo	3,210	$180,530
Western Alliance Bancorp †	2,065	69,714
		6,751,002
Healthcare – 8.30%
AbbVie	2,030	136,396
Acorda Therapeutics †	1,840	61,327
Air Methods †	1,610	66,557
Akorn †	245	10,697
Alkermes †	1,240	79,782
Allergan †	1,617	490,695
Baxter International	4,700	328,671
Biogen †	822	332,039
Cardinal Health	3,600	301,140
Catalent †	1,795	52,647
Celgene †	6,212	718,946
Cepheid †	1,420	86,833
CONMED	1,255	73,129
CryoLife	3,715	41,905
DexCom †	465	37,191
Express Scripts Holding †	5,000	444,700
Gilead Sciences	1,530	179,132
Isis Pharmaceuticals †	225	12,949
Johnson & Johnson	3,660	356,704
Ligand Pharmaceuticals
Class B †	790	79,711
Medicines †	1,190	34,046
Merck	8,230	468,534
Merit Medical Systems †	1,998	43,037
Pfizer	15,018	503,554
Prestige Brands Holdings †	1,155	53,407
Quest Diagnostics	4,400	319,088
Quidel †	2,200	50,490
Retrophin †	1,075	35,636
Spectrum Pharmaceuticals †	4,195	28,694
Team Health Holdings †	705	46,058
TESARO †	800	47,032
Thermo Fisher Scientific	1,030	133,653
UnitedHealth Group	1,450	176,900
Valeant Pharmaceuticals
International †	1,782	395,871
Vanda Pharmaceuticals †	3,580	45,430
Vertex Pharmaceuticals †	550	67,914
WellCare Health Plans †	730	61,926
West Pharmaceutical Services	1,440	83,635
		6,486,056
Industrials – 4.23%
AAON	2,930	65,984
Actuant Class A	750	17,317
Applied Industrial
Technologies	1,380	54,717
Barnes Group	1,810	70,572
Boeing	550	76,296
Caterpillar	350	29,687
Columbus McKinnon	2,140	53,500
Continental Building
Products †	2,840	60,180
Cummins	370	48,540
Eaton	960	64,790
ESCO Technologies	1,535	57,424
Essendant	1,610	63,193
Esterline Technologies †	840	80,086
Federal Signal	2,365	35,262
FedEx	640	109,056
General Electric	6,990	185,724
Granite Construction	1,545	54,863
Honeywell International	860	87,694
Hunt (J.B.) Transport Services	630	51,717
Kadant	1,305	61,596
KEYW Holding †	502	4,679
Kforce	3,370	77,072
KLX †	470	20,741
Lockheed Martin	500	92,950
McGrath RentCorp	1,695	51,579
MYR Group †	1,380	42,725
Nielsen	1,370	61,335
Northrop Grumman	2,000	317,260
On Assignment †	1,475	57,938
Parker-Hannifin	560	65,145
Raytheon	3,200	306,176
Republic Services	1,370	53,663
Roadrunner Transportation
Systems †	1,260	32,508
Rockwell Collins	530	48,945
Swift Transportation †	1,320	29,924
Tetra Tech	1,605	41,152
Union Pacific	1,220	116,351
United Technologies	1,010	112,039
US Ecology	725	35,322
WageWorks †	1,095	44,293
Waste Management	6,700	310,545
XPO Logistics †	1,215	54,894
		3,305,434

(continues)       NQ-452 [6/15] 8/15 (15017) 3

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology – 10.00%
Accenture Class A	1,310	$126,782
Adobe Systems †	2,718	220,185
Anixter International †	675	43,976
Apple	2,540	318,579
Applied Micro Circuits †	6,720	45,360
Avago Technologies	920	122,296
CA	10,474	306,783
Callidus Software †	3,180	49,544
Cisco Systems	14,980	411,351
Convergys	2,475	63,088
eBay †	8,888	535,413
Electronic Arts †	5,141	341,877
EMC	4,140	109,255
ExlService Holdings †	1,265	43,744
Facebook Class A †	1,620	138,939
FARO Technologies †	1,225	57,207
Google Class A †	688	371,548
Google Class C †	391	203,519
GrubHub †	1,290	43,950
Guidewire Software †	1,090	57,694
Infinera †	1,570	32,939
Intel	13,450	409,082
International Business
Machines	160	26,026
InterXion Holding †	1,200	33,180
Intuit	2,090	210,609
j2 Global @	975	66,241
MasterCard Class A	5,108	477,496
Maxim Integrated Products	3,080	106,491
MaxLinear Class A †	1,200	14,520
Microsoft	11,748	518,674
NETGEAR †	1,025	30,771
Plantronics	905	50,961
Proofpoint †	965	61,442
Q2 Holdings †	695	19,634
Qlik Technologies †	965	33,736
QUALCOMM	10,867	680,600
Rofin-Sinar Technologies †	745	20,562
salesforce.com †	1,420	98,875
SciQuest †	2,840	42,060
Semtech †	2,265	44,960
Silicon Laboratories †	390	21,064
SS&C Technologies Holdings	785	49,063
Synaptics †	770	66,786
TeleTech Holdings	1,870	50,640
Tyler Technologies †	415	53,693
Visa Class A	7,851	527,195
Xerox	28,800	306,432
Yahoo †	1,700	66,793
Yelp †	1,980	85,199
		7,816,814
Materials – 1.40%
Axiall	1,220	43,981
Balchem	470	26,188
Boise Cascade †	1,135	41,632
Chemtura †	1,010	28,593
duPont (E.I.) deNemours	4,600	294,170
Eastman Chemical	1,300	106,366
Huntsman	2,770	61,134
Innophos Holdings	550	28,952
International Paper	940	44,735
Kaiser Aluminum	675	56,079
LyondellBasell Industries
Class A	490	50,725
MeadWestvaco	1,830	86,358
Minerals Technologies	925	63,020
Neenah Paper	775	45,694
Quaker Chemical	665	59,079
Worthington Industries	1,975	59,369
		1,096,075
Telecommunication Services – 1.13%
AT&T	13,450	477,744
Atlantic Tele-Network	635	43,866
inContact †	5,445	53,742
Verizon Communications	6,700	312,287
		887,639
Utilities – 0.61%
Cleco	795	42,811
Edison International	5,500	305,690
NorthWestern	1,100	53,625
OGE Energy	1,920	54,854
South Jersey Industries	695	17,187
		474,167
Total U.S. Markets
(cost $24,466,926)		36,854,437
Developed Markets – 25.49%§
Consumer Discretionary – 4.02%
adidas	970	74,212
Cie Financiere Richemont
Class A	520	42,300
Compass Group	4,380	72,461

4 NQ-452 [6/15] 8/15 (15017)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Discretionary (continued)
Daimler	1,210	$110,090
Denso	1,600	79,725
Hennes & Mauritz Class B	1,800	69,285
Jardine Cycle & Carriage	1,500	36,869
Kering	837	149,387
LVMH Moet Hennessy Louis
Vuitton	315	55,168
Nitori Holdings	4,442	362,360
Publicis Groupe	1,432	105,840
RELX	3,300	78,243
Sekisui Chemical	6,000	73,713
Singapore Press Holdings	16,200	49,082
Sodexo	630	59,805
Sumitomo Electric Industries	3,600	55,821
Sumitomo Rubber Industries	14,700	227,938
Swatch Group	170	66,207
Taylor Wimpey	18,900	55,171
Techtronic Industries	58,500	191,694
Toyota Motor	8,686	582,404
USS	4,200	75,871
Volkswagen	280	64,765
WPP	3,950	88,495
Yue Yuen Industrial Holdings	93,500	313,018
		3,139,924
Consumer Staples – 3.50%
Anheuser-Busch InBev	870	104,229
Aryzta †	6,472	319,135
Asahi Group Holdings	2,400	76,361
British American Tobacco	2,880	154,521
Carlsberg Class B	2,734	248,118
Chocoladefabriken Lindt &
Sprungli Class PC	11	58,171
Coca-Cola Amatil	22,723	160,365
Diageo	2,350	67,971
Heineken	1,010	76,619
Henkel	605	57,641
Japan Tobacco	8,300	295,833
Jeronimo Martins	5,000	64,081
Koninklijke Ahold	3,300	61,785
L’Oreal	520	92,722
Nestle	1,830	132,126
Pernod Ricard	750	86,593
Reckitt Benckiser Group	700	60,355
SABMiller	1,770	91,879
Tesco	64,391	215,026
Treasury Wine Estates	15,200	58,502
Unilever	2,660	114,090
Unilever CVA	1,800	74,935
Wesfarmers	2,200	66,228
		2,737,286
Energy – 0.80%
Amec Foster Wheeler	4,250	54,586
CGG †	6,000	33,534
Neste Oil	2,650	67,512
Saipem †	11,610	122,595
Subsea 7	1,898	18,577
Suncor Energy	5,800	159,718
TOTAL	3,438	166,938
		623,460
Financials – 4.24%
AIA Group	10,600	69,400
AXA	15,685	395,576
Banco Espirito Santo
Class R =†	105,000	0
Bank Leumi Le-Israel BM †	17,000	71,899
Commonwealth Bank of
Australia	2,620	172,031
Credit Agricole	4,000	59,467
Daito Trust Construction	600	62,187
ING Groep CVA	17,550	289,663
Intesa Sanpaolo	24,600	89,155
Investor Class B	2,100	78,225
Mitsubishi UFJ Financial
Group	64,414	463,229
Nordea Bank	31,138	388,256
Prudential	5,330	128,331
QBE Insurance Group	7,600	80,132
Schroders	1,450	72,352
Seven Bank	11,800	54,689
Sony Financial Holdings	4,400	77,182
Standard Chartered	21,607	345,917
Swire Properties	15,400	49,172
UBS Group	3,530	74,874
UniCredit	43,070	289,196
		3,310,933
Healthcare – 4.29%
Bayer	920	128,726
ICON †	975	65,618
Indivior †	15,800	55,803
Merck	610	60,762
Miraca Holdings	1,400	70,034

(continues)       NQ-452 [6/15] 8/15 (15017) 5

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Healthcare (continued)
Novartis	6,440	$634,769
Novo Nordisk ADR	6,247	342,086
Novo Nordisk Class B	2,300	125,273
QIAGEN †	2,750	67,531
Roche Holding	815	228,399
Sanofi	3,763	370,050
Smith & Nephew	4,600	77,619
Sonic Healthcare	3,400	56,041
STADA Arzneimittel	6,064	204,464
Sumitomo Dainippon Pharma	5,800	63,955
Teva Pharmaceutical
Industries ADR	13,600	803,760
		3,354,890
Industrials – 3.83%
ABB	4,400	92,151
Aggreko	2,520	56,972
AP Moeller - Maersk	33	59,749
Boskalis Westminster	1,250	61,155
Cathay Pacific Airways	27,000	66,391
Cie de Saint-Gobain	1,300	58,343
Deutsche Lufthansa †	4,500	57,999
Deutsche Post	9,626	281,119
East Japan Railway	3,403	306,253
Elbit Systems	840	65,977
Ferrovial	50	1,084
Fuji Electric	14,000	60,307
ITOCHU	29,273	386,909
JTEKT	3,400	64,420
Koninklijke Philips	9,380	238,550
Meggitt	28,845	211,365
Mitsubishi Electric	5,000	64,656
Mitsubishi Heavy Industries	11,000	66,958
Rexel	6,428	103,587
Schneider Electric	820	56,595
Singapore Airlines	6,400	50,995
THK	2,500	54,071
Travis Perkins	2,400	79,561
Vinci	4,959	286,718
WestJet Airlines @	4,926	103,078
Yamato Holdings	3,000	58,104
		2,993,067
Information Technology – 1.87%
Amadeus IT Holding	1,850	73,717
CGI Group Class A †	8,846	345,923
Computershare	6,500	58,707
Ericsson Class B	8,100	83,904
Infineon Technologies	5,500	68,221
NICE-Systems	1,130	71,867
Playtech	15,061	193,676
SAP	1,660	115,809
Seiko Epson	4,200	74,532
Teleperformance	4,447	314,059
Trend Micro	1,900	65,073
		1,465,488
Materials – 1.51%
Air Liquide	800	101,147
Anglo American ADR	3,200	23,168
Arkema	900	64,824
AuRico Gold	21,866	62,489
BHP Billiton	3,670	76,570
EMS-Chemie Holding	160	67,601
Johnson Matthey	1,100	52,503
Linde	400	75,738
Rexam	29,865	259,003
Rio Tinto	4,389	180,250
Shin-Etsu Chemical	1,100	68,325
South32 †	28,300	39,072
Toray Industries	8,000	67,713
Yamana Gold	15,048	45,293
		1,183,696
Telecommunication Services – 1.18%
BT Group	13,200	93,365
Deutsche Telekom	5,800	99,866
KDDI	3,500	84,510
Nippon Telegraph &
Telephone	10,712	388,194
Tele2 Class B	22,120	257,140
		923,075
Utilities – 0.25%
National Grid	9,331	119,801
Tokyo Gas	14,000	74,383
		194,184
Total Developed Markets
(cost $16,350,866)		19,926,003

6 NQ-452 [6/15] 8/15 (15017)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X – 10.27%
Consumer Discretionary – 0.61%
Arcos Dorados Holdings
Class A @	7,400	$38,924
Grupo Televisa ADR	5,700	221,274
Hyundai Motor	258	31,340
Mahindra & Mahindra	3,912	78,929
Qunar Cayman Islands ADR †	600	25,710
Woolworths Holdings	9,740	78,956
		475,133
Consumer Staples – 1.42%
Anadolu Efes Biracilik Ve Malt
Sanayii	8,108	73,210
BRF ADR	3,800	79,458
China Mengniu Dairy	17,000	84,765
Cia Brasileira de Distribuicao
ADR	1,600	37,872
Cia Cervecerias Unidas ADR	1,800	38,124
Fomento Economico
Mexicano ADR	975	86,863
Hypermarcas †	21,900	159,638
Lotte Chilsung Beverage @	69	163,812
Lotte Confectionery @	46	79,872
Tingyi Cayman Islands
Holding	24,245	49,545
Tsingtao Brewery	7,202	43,715
Uni-President China
Holdings @	149,200	137,624
Wal-Mart de Mexico Class V	30,215	73,803
		1,108,301
Energy – 1.53%
Cairn India	10,688	30,530
China Petroleum & Chemical	70,000	60,415
CNOOC ADR	400	56,768
Gazprom ADR @	11,436	58,895
Lukoil ADR	1,900	85,329
PetroChina ADR	525	58,175
Petroleo Brasileiro ADR †	16,375	148,194
Polski Koncern Naftowy Orlen	3,251	63,818
PTT-Foreign	7,868	83,568
Reliance Industries GDR
144A #	12,134	377,974
Rosneft GDR	10,465	43,116
Sasol ADR	1,500	55,590
Tambang Batubara Bukit
Asam Persero	42,100	26,525
YPF ADR	1,600	43,888
		1,192,785
Financials – 1.61%
Akbank	28,012	81,000
Banco Santander Brasil ADR	12,210	66,422
Bangkok Bank	14,173	74,639
China Construction Bank	126,933	115,938
Etalon Group GDR
144A #@=	6,500	12,025
Grupo Financiero Banorte
Class O	7,300	40,140
ICICI Bank ADR	12,700	132,334
Industrial & Commercial Bank
of China	153,600	122,065
Itau Unibanco Holding ADR	7,182	78,643
KB Financial Group ADR	3,693	121,389
Powszechna Kasa
Oszczednosci Bank Polski	3,512	29,059
Reliance Capital	5,932	33,847
Remgro	3,762	79,160
Samsung Life Insurance	1,023	98,226
Sberbank of Russia @=	42,295	55,465
Shinhan Financial Group	2,519	93,485
UEM Sunrise @	110,258	28,473
		1,262,310
Industrials – 0.27%
Empresas ICA ADR †	6,000	18,780
Gol Linhas Aereas Inteligentes
ADR †	9,500	22,515
KCC @	343	150,424
Rumo Logistica Operadora
Multimodal †	19,236	7,917
Santos Brasil Participacoes	2,900	12,309
		211,945
Information Technology – 2.57%
Baidu ADR †	2,897	576,735
Hon Hai Precision Industry	37,368	117,308
LG Display ADR	5,800	67,222
MediaTek	8,000	109,259
Samsung Electronics	406	459,818
Samsung SDI	419	41,541
SINA †	1,800	96,417
Sohu.com @†	2,500	147,725
Taiwan Semiconductor
Manufacturing	39,074	177,672
Taiwan Semiconductor
Manufacturing ADR	3,700	84,027
United Microelectronics	152,000	64,196

(continues)       NQ-452 [6/15] 8/15 (15017) 7

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Information Technology (continued)
WNS Holdings ADR †	2,645	$70,754
		2,012,674
Materials – 0.63%
Anglo American Platinum †	1,084	24,439
Braskem ADR	5,600	48,496
Cemex ADR †	8,786	80,480
Cemex Latam Holdings †	4,111	20,356
Gerdau @	4,400	8,588
Gerdau ADR	3,300	7,953
Impala Platinum Holdings †	2,294	10,241
Nine Dragons Paper Holdings	46,000	40,235
Siam Cement NVDR	2,400	36,923
Siam Cement-Foreign	2,747	42,099
Sociedad Quimica y Minera de
Chile ADR	1,700	27,234
Ultratech Cement	2,147	101,119
Vale ADR	6,950	40,935
		489,098
Telecommunication Services – 1.63%
America Movil Class L ADR	3,800	80,978
China Mobile	14,768	189,092
China Mobile ADR	2,050	131,385
KT ADR †	3,900	49,413
MegaFon GDR	3,083	42,854
Mobile TeleSystems ADR	2,700	26,406
Reliance Communications †	19,153	18,714
SK Telecom ADR	14,500	359,455
Telefonica Brasil ADR	7,080	98,624
Tim Participacoes ADR	9,500	155,420
Turkcell Iletisim Hizmetleri
ADR	4,750	54,577
Vodacom Group	6,159	70,232
		1,277,150
Utilities – 0.00%
Enel OGK-5 GDR	100	78
		78
Total Emerging Markets
(cost $7,669,069)		8,029,474

Total Common Stock
(cost $48,486,861)		64,809,914

Convertible Preferred Stock – 0.15%
Alcoa 5.375% exercise price
$19.39, expiration date
10/1/17	150	5,929
Anadarko Petroleum 7.50%
exercise price $69.84,
expiration date 6/7/18	118	5,948
ArcelorMittal 6.00% exercise
price $19.98, expiration
date 12/21/15	325	5,149
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49	8	9,042
Chesapeake Energy 5.75%
exercise price $26.10,
expiration date 12/31/49	6	4,320
Crown Castle International
4.50% exercise price
$90.25, expiration date
11/1/16	240	24,768
Dominion Resources 6.125%
exercise price $64.99,
expiration date 4/1/16	150	8,039
Dynegy 5.375% exercise price
$38.75, expiration date
11/1/17 @	40	3,976
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17	50	2,268
Halcon Resources 5.75%
exercise price $6.16,
expiration date 12/31/49	8	1,735
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49	6	8,040
Intelsat 5.75% exercise price
$22.05, expiration date
5/1/16	341	9,780
Maiden Holdings 7.25%
exercise price $15.30,
expiration date 9/15/16	275	15,194
T-Mobile US 5.50% exercise
price $31.02, expiration
date 12/15/17	130	8,775
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	4	4,700
Total Convertible Preferred
Stock (cost $134,837)		117,663

Exchange-Traded Funds – 0.31%
iShares MSCI EAFE Growth
Index ETF	2,380	166,314
8 NQ-452 [6/15] 8/15 (15017)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Exchange-Traded Funds (continued)
iShares MSCI EAFE Index ETF	495	$31,428
Vanguard FTSE Developed
Markets ETF	1,195	47,382
Total Exchange-Traded
Funds (cost $246,166)		245,124

	Principal
	amount°
Agency Collateralized Mortgage Obligations – 0.27%
Fannie Mae REMICs
Series 1996-46 ZA 7.50%
11/25/26	428	486
Series 2003-26 AT 5.00%
11/25/32	4,405	4,527
Series 2010-29 PA 4.50%
10/25/38	7,136	7,367
Series 2010-41 PN 4.50%
4/25/40	20,000	21,584
Series 2010-43 HJ 5.50%
5/25/40	2,633	2,972
Series 2012-122 SD
5.913% 11/25/42 ●∑	83,869	20,010
Series 2013-26 ID 3.00%
4/25/33 ∑	82,881	13,593
Series 2013-38 AI 3.00%
4/25/33 ∑	78,918	12,809
Series 2013-44 DI 3.00%
5/25/33 ∑	92,063	13,412
Series 2014-36 ZE 3.00%
6/25/44	13,429	11,628
Freddie Mac REMICs
Series 2512 PG 5.50%
10/15/22	25,819	28,283
Series 4065 DE 3.00%
6/15/32	5,000	4,899
Series 4185 LI 3.00%
3/15/33 ∑	82,128	11,885
GNMA
Series 2010-113 KE 4.50%
9/20/40	50,000	55,220
Total Agency Collateralized
Mortgage Obligations
(cost $207,225)		208,675

Agency Mortgage-Backed Securities – 3.50%
Fannie Mae ARM
2.416% 5/1/43 ●	11,258	11,422
2.546% 6/1/43 ●	3,981	4,060
3.191% 4/1/44 ●	13,205	13,659
3.265% 3/1/44 ●	14,075	14,550
3.293% 9/1/43 ●	11,163	11,598
Fannie Mae S.F. 15 yr
2.50% 2/1/28	35,382	36,079
3.50% 7/1/26	10,127	10,710
3.50% 12/1/28	3,441	3,647
4.00% 5/1/24	76,503	80,215
4.00% 1/1/27	52,520	56,128
4.50% 4/1/18	779	811
5.00% 12/1/20	934	1,005
5.00% 6/1/23	1,776	1,927
5.50% 7/1/22	5,168	5,643
Fannie Mae S.F. 20 yr
3.00% 2/1/33	1,632	1,665
3.00% 8/1/33	5,147	5,251
3.50% 4/1/33	1,565	1,638
3.50% 9/1/33	7,096	7,442
4.00% 1/1/31	2,558	2,731
4.00% 2/1/31	6,514	6,911
5.00% 11/1/23	660	728
5.50% 8/1/28	4,402	4,936
5.50% 12/1/29	1,075	1,206
6.00% 9/1/29	5,797	6,574
Fannie Mae S.F. 30 yr
3.00% 7/1/42	21,012	21,046
3.00% 10/1/42	100,710	100,876
3.00% 12/1/42	24,441	24,482
3.00% 2/1/43	4,329	4,335
3.00% 4/1/43	38,393	38,438
3.00% 5/1/43	8,494	8,497
3.50% 8/1/42	16,046	16,645
4.00% 8/1/43	4,239	4,512
4.50% 7/1/41	6,083	6,598
4.50% 9/1/42	106,024	115,077
4.50% 6/1/44	12,613	13,654
5.00% 11/1/35	1,580	1,747
5.50% 12/1/32	464	523
5.50% 2/1/33	6,846	7,699
5.50% 2/1/34	49,885	56,259
5.50% 4/1/34	2,569	2,894
5.50% 11/1/34	2,701	3,045
5.50% 3/1/35	5,045	5,682
5.50% 6/1/35	1,968	2,218
5.50% 4/1/36	17,887	20,060
5.50% 7/1/36	665	749
5.50% 9/1/36	15,588	17,576
5.50% 11/1/36	1,972	2,213

(continues)       NQ-452 [6/15] 8/15 (15017) 9

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 1/1/37	8,008	$8,995
5.50% 2/1/37	6,560	7,359
5.50% 4/1/37	15,523	17,422
5.50% 8/1/37	8,304	9,357
5.50% 1/1/38	286	320
5.50% 2/1/38	4,463	5,024
5.50% 3/1/38	4,305	4,843
5.50% 6/1/38	17,221	19,311
5.50% 9/1/38	6,824	7,673
5.50% 1/1/39	7,737	8,699
5.50% 2/1/39	28,113	31,621
5.50% 7/1/40	14,964	16,908
5.50% 9/1/41	8,189	9,184
6.00% 6/1/36	1,008	1,147
6.00% 12/1/36	935	1,064
6.00% 2/1/37	2,863	3,256
6.00% 5/1/37	33,210	37,709
6.00% 6/1/37	504	579
6.00% 7/1/37	508	580
6.00% 8/1/37	6,188	7,030
6.00% 9/1/37	1,066	1,212
6.00% 11/1/37	1,490	1,698
6.00% 5/1/38	24,476	27,816
6.00% 7/1/38	356	404
6.00% 9/1/38	2,362	2,688
6.00% 10/1/38	10,208	11,608
6.00% 11/1/38	2,239	2,563
6.00% 1/1/39	4,537	5,151
6.00% 2/1/39	4,536	5,171
6.00% 3/1/40	3,555	4,038
6.00% 7/1/40	7,565	8,597
6.00% 9/1/40	3,597	4,093
6.00% 11/1/40	1,209	1,388
6.00% 5/1/41	49,671	56,517
6.50% 2/1/36	2,442	2,805
6.50% 3/1/40	24,169	27,756
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/45	273,000	271,982
3.00% 8/1/45	728,000	723,407
4.50% 7/1/45	175,000	189,191
4.50% 8/1/45	190,000	205,111
Freddie Mac ARM
2.528% 1/1/44 ●	28,087	28,805
Freddie Mac S.F. 15 yr
2.50% 3/1/28	5,273	5,387
4.50% 8/1/24	8,472	9,079
4.50% 7/1/25	1,517	1,619
4.50% 6/1/26	3,801	4,074
4.50% 9/1/26	5,453	5,826
Freddie Mac S.F. 20 yr
3.00% 6/1/34	4,798	4,879
3.50% 1/1/34	12,285	12,837
Freddie Mac S.F. 30 yr
3.00% 10/1/42	10,867	10,837
3.00% 11/1/42	11,610	11,578
4.50% 4/1/41	8,206	8,899
5.50% 3/1/34	996	1,122
5.50% 12/1/34	898	1,012
5.50% 6/1/36	628	704
5.50% 11/1/36	1,487	1,665
5.50% 12/1/36	256	286
5.50% 9/1/37	1,258	1,408
5.50% 4/1/38	3,696	4,136
5.50% 6/1/38	918	1,027
5.50% 7/1/38	4,505	5,040
5.50% 6/1/39	4,099	4,586
5.50% 3/1/40	3,735	4,180
5.50% 8/1/40	14,137	15,816
5.50% 1/1/41	4,453	4,983
5.50% 6/1/41	19,489	21,804
6.00% 2/1/36	2,056	2,344
6.00% 1/1/38	1,232	1,394
6.00% 6/1/38	3,568	4,038
6.00% 8/1/38	16,810	19,078
6.00% 5/1/40	1,259	1,425
6.00% 7/1/40	7,946	9,016
6.50% 4/1/39	5,669	6,512
GNMA I S.F. 30 yr
5.00% 6/15/40	1,833	2,033
Total Agency
Mortgage-Backed
Securities (cost $2,720,759)		2,734,067

Commercial Mortgage-Backed Securities – 1.30%
Banc of America Commercial
Mortgage Trust
Series 2006-1 AM
5.421% 9/10/45 ●	10,000	10,130
Series 2007-4 AM
6.003% 2/10/51 ●	20,000	21,475
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PWR18 A4
5.70% 6/11/50	25,000	26,738

10 NQ-452 [6/15] 8/15 (15017)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
CD Commercial Mortgage
Trust
Series 2005-CD1 AJ
5.38% 7/15/44 ●	10,000	$10,065
Series 2005-CD1 AM
5.38% 7/15/44 ●	30,000	30,205
Citigroup Commercial
Mortgage Trust
Series 2007-C6
5.899% 12/10/49 ●	10,000	10,591
Series 2014-GC25 A4
3.635% 10/10/47	10,000	10,256
COMM Mortgage Trust
Series 2014-CR19 A5
3.796% 8/10/47	10,000	10,387
Series 2014-CR20 A4
3.59% 11/10/47	20,000	20,409
Series 2014-CR20 AM
3.938% 11/10/47	30,000	30,881
Series 2014-CR21 A3
3.528% 12/10/47	20,000	20,316
Commercial Mortgage Trust
Series 2007-GG9 AM
5.475% 3/10/39	25,000	26,108
Credit Suisse First Boston
Mortgage Securities
Series 2005-C5 AM
5.10% 8/15/38 ●	10,000	10,017
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.781% 11/25/49 #●	10,000	10,837
Series 2012-K18 B 144A
4.41% 1/25/45 #●	10,000	10,553
Series 2012-K19 B 144A
4.176% 5/25/45 #●	10,000	10,482
Series 2012-K22 B 144A
3.812% 8/25/45 #●	15,000	15,275
Series 2012-K22 C 144A
3.812% 8/25/45 #●	10,000	9,926
Series 2012-K707 B 144A
4.019% 1/25/47 #●	10,000	10,419
Series 2012-K708 B 144A
3.887% 2/25/45 #●	20,000	20,756
Series 2012-K708 C 144A
3.887% 2/25/45 #●	10,000	10,219
Series 2013-K25 C 144A
3.743% 11/25/45 #●	15,000	14,641
Series 2013-K26 C 144A
3.723% 12/25/45 #●	10,000	9,819
Series 2013-K30 C 144A
3.667% 6/25/45 #●	10,000	9,641
Series 2013-K31 C 144A
3.74% 7/25/46 #●	20,000	19,499
Series 2013-K33 B 144A
3.619% 8/25/46 #●	10,000	9,882
Series 2013-K33 C 144A
3.619% 8/25/46 #●	10,000	9,667
Series 2013-K712 B 144A
3.484% 5/25/45 #●	15,000	15,268
Series 2013-K713 B 144A
3.274% 4/25/46 #●	25,000	25,187
Series 2013-K713 C 144A
3.274% 4/25/46 #●	25,000	24,594
Series 2014-K716 C 144A
4.086% 8/25/47 #●	10,000	10,088
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	210,000	216,054
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C18 A1
1.254% 2/15/47	7,942	7,923
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.672% 8/12/37 ●	10,000	10,914
Series 2005-LDP4 AJ
5.04% 10/15/42 ●	35,000	35,071
Series 2005-LDP5 D
5.567% 12/15/44 ●	10,000	10,122
Series 2006-LDP8 AM
5.44% 5/15/45	40,000	41,566
LB-UBS Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	1,563	1,580
Series 2006-C6 AJ
5.452% 9/15/39 ●	10,000	10,389
Series 2006-C6 AM
5.413% 9/15/39	20,000	20,895
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C22 A3
3.046% 5/15/46	10,000	9,784
Series 2015-C22 A4
3.306% 5/15/46	10,000	9,923
Series 2015-C23 A4
3.719% 7/15/50	35,000	35,892
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ
5.362% 11/14/42 ●	50,000	50,381

(continues)       NQ-452 [6/15] 8/15 (15017) 11

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2006-T21 AM
5.204% 10/12/52 ●	25,000	$25,428
Series 2006-T23 A4
6.01% 8/12/41 ●	22,377	23,098
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5 A3
2.918% 10/15/45	10,000	10,060
WF-RBS Commercial
Mortgage Trust
Series 2014-C23 A5
3.917% 10/15/57	10,000	10,546
Total Commercial
Mortgage-Backed
Securities (cost $1,024,698)		1,013,957

Convertible Bonds – 0.40%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
expiration date 4/27/18	12,000	12,023
American Realty Capital
Properties 3.75% exercise
price $15.15, expiration
date 12/14/20	11,000	10,347
Ares Capital 5.75% exercise
price $19.13, expiration
date 2/1/16	3,000	3,071
BGC Partners 4.50% exercise
price $9.84, expiration
date 7/13/16	12,000	12,607
BioMarin Pharmaceutical
1.50% exercise price
$94.15, expiration date
10/13/20	4,000	6,390
Blackstone Mortgage Trust
5.25% exercise price
$28.66, expiration date
12/1/18	14,000	14,621
Blucora 4.25% exercise price
$21.66, expiration date
3/29/19	5,000	4,975
Campus Crest Communities
Operating Partnership
144A 4.75% exercise price
$12.56, expiration date
10/11/18 #	6,000	5,767
Cardtronics 1.00% exercise
price $52.35, expiration
date 11/27/20	9,000	8,876
Cemex 3.25% exercise price
$9.27, expiration date
3/9/16	9,000	10,041
Chart Industries 2.00%
exercise price $69.03,
expiration date 7/30/18	12,000	11,655
Chesapeake Energy 2.25%
exercise price $80.28,
expiration date 12/14/38	5,000	4,363
Chesapeake Energy 2.50%
exercise price $47.55,
expiration date 5/15/37	5,000	4,763
Ciena 144A 3.75% exercise
price $20.17, expiration
date 10/15/18 #	5,000	6,831
GAIN Capital Holdings
4.125% exercise price
$12.00, expiration date
11/30/18	6,000	6,577
General Cable 4.50% exercise
price $34.17, expiration
date 11/15/29 ϕ	11,000	9,171
Gilead Sciences 1.625%
exercise price $22.71,
expiration date 4/29/16	2,000	10,316
HealthSouth 2.00% exercise
price $38.82, expiration
date 11/30/43	6,000	7,661
Illumina 0.25% exercise price
$83.55, expiration date
3/11/16	2,000	5,219
j2 Global 3.25% exercise
price $69.37, expiration
date 6/14/29	7,000	8,151
Liberty Interactive 144A
1.00% exercise price
$64.28, expiration date
9/28/43 #	7,000	6,838
Meritor 4.00% exercise price
$26.73, expiration date
2/12/27	10,000	10,344
Microchip Technology 144A
1.625% exercise price
$67.68, expiration date
2/13/25 #	5,000	5,069
Mylan 3.75% exercise price
$13.32, expiration date
9/10/15	2,000	10,174
New Mountain Finance
5.00% exercise price
$15.93, expiration date
6/14/19	10,000	10,163

12 NQ-452 [6/15] 8/15 (15017)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Convertible Bonds (continued)
Novellus Systems 2.625%
exercise price $34.78,
expiration date 5/14/41		4,000	$9,533
NuVasive 2.75% exercise
price $42.13, expiration
date 6/30/17		8,000	10,200
NXP Semiconductors 144A
1.00% exercise price
$102.84, expiration date
11/27/19 #		6,000	7,024
Oclaro 144A 6.00% exercise
price $1.95, expiration
date 2/14/20 #		1,000	1,322
PROS Holdings 144A 2.00%
exercise price $33.79,
expiration date 11/27/19 #		24,000	23,370
SanDisk 1.50% exercise price
$50.94, expiration date
8/11/17		2,000	2,596
Spectrum Pharmaceuticals
2.75% exercise price
$10.53, expiration date
12/13/18		9,000	8,494
Spirit Realty Capital 3.75%
exercise price $13.08,
expiration date 5/13/21		12,000	11,220
SunEdison 144A 2.625%
exercise price $38.65,
expiration date 5/30/23 #		1,000	1,017
SunEdison 144A 3.375%
exercise price $38.65,
expiration date 5/30/25 #		1,000	1,038
Titan Machinery 3.75%
exercise price $43.17,
expiration date 4/30/19		2,000	1,651
TPG Specialty Lending 4.50%
exercise price $25.83,
expiration date 12/15/19		8,000	7,965
Vantage Drilling 144A 5.50%
exercise price $2.39,
expiration date 7/15/43 #		7,000	4,686
Vector Group 1.75% exercise
price $25.87, expiration
date 4/15/20		11,000	12,100
Vector Group 2.50% exercise
price $16.78, expiration
date 1/14/19 ●		3,000	4,434
Total Convertible Bonds
(cost $285,142)			312,663

Corporate Bonds – 9.84%
Banking – 1.24%
Bank of America
3.95% 4/21/25		60,000	57,907
Bank of New York Mellon
2.15% 2/24/20		5,000	4,951
BB&T 5.25% 11/1/19		45,000	49,618
BBVA Banco Continental
144A 5.00% 8/26/22 #		10,000	10,407
BBVA Bancomer 144A
6.50% 3/10/21 #		150,000	163,125
Citigroup 4.40% 6/10/25		15,000	14,974
City National 5.25% 9/15/20		10,000	11,341
Cooperatieve Centrale
Raiffeisen-Boerenleenbank
4.25% 1/13/22	AUD	7,000	5,476
Goldman Sachs Group
5.15% 5/22/45		15,000	14,525
5.20% 12/17/19	NZD	16,000	11,210
5.375% 5/10/20 ●		35,000	34,620
Itau Unibanco Holding 144A
2.85% 5/26/18 #		200,000	198,900
JPMorgan Chase
0.909% 1/28/19 ●		7,000	6,994
4.125% 12/15/26		80,000	78,840
4.25% 11/2/18	NZD	15,000	10,266
5.30% 12/29/49 ●		10,000	9,951
6.75% 1/29/49 ●		5,000	5,348
Morgan Stanley
1.128% 1/24/19 ●		8,000	8,004
2.80% 6/16/20		20,000	20,035
4.35% 9/8/26		50,000	49,101
5.00% 9/30/21	AUD	9,000	7,228
MUFG Americas Holdings
2.25% 2/10/20		10,000	9,891
3.00% 2/10/25		25,000	23,507
Northern Trust
3.95% 10/30/25		15,000	15,519
PNC Funding 5.625% 2/1/17		37,000	39,336
Santander Holdings USA
3.45% 8/27/18		10,000	10,326
State Street 3.10% 5/15/23		10,000	9,807
SunTrust Banks
2.35% 11/1/18		20,000	20,142
US Bancorp 3.60% 9/11/24		10,000	10,064
USB Capital IX
3.50% 10/29/49 ●		55,000	45,471
Wells Fargo
5.875% 12/29/49 ●		5,000	5,125

(continues)       NQ-452 [6/15] 8/15 (15017) 13

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Zions Bancorporation
4.50% 6/13/23		10,000	$10,228
			972,237
Basic Industry – 0.76%
AK Steel 7.625% 5/15/20		10,000	8,375
ArcelorMittal 10.60% 6/1/19		30,000	36,037
Ball 5.25% 7/1/25		30,000	29,700
Builders FirstSource 144A
7.625% 6/1/21 #		5,000	5,200
CF Industries
6.875% 5/1/18		25,000	28,162
7.125% 5/1/20		22,000	26,161
Chemours 144A
7.00% 5/15/25 #		19,000	18,477
Dow Chemical
8.55% 5/15/19		78,000	95,181
Evolution Escrow Issuer 144A
7.50% 3/15/22 #		15,000	14,250
Freeport-McMoran Oil & Gas
6.50% 11/15/20		12,000	12,720
Georgia-Pacific
8.00% 1/15/24		35,000	45,097
Grace (W.R.) 144A
5.125% 10/1/21 #		5,000	5,050
HD Supply
7.50% 7/15/20		8,000	8,500
11.50% 7/15/20		10,000	11,600
International Paper
3.80% 1/15/26		50,000	49,095
5.00% 9/15/35		10,000	9,828
INVISTA Finance 144A
4.25% 10/15/19 #		20,000	19,800
LSB Industries 7.75% 8/1/19		5,000	5,325
Lundin Mining 144A
7.50% 11/1/20 #		8,000	8,640
LyondellBasell Industries
4.625% 2/26/55		20,000	17,687
Methanex 4.25% 12/1/24		15,000	14,900
NOVA Chemicals 144A
5.00% 5/1/25 #		32,000	32,200
Novelis 8.75% 12/15/20		10,000	10,625
PolyOne 5.25% 3/15/23		13,000	12,935
PPG Industries
2.30% 11/15/19		10,000	10,026
Rockwood Specialties Group
4.625% 10/15/20		5,000	5,213
Ryerson
9.00% 10/15/17		13,000	13,130
11.25% 10/15/18		3,000	3,045
Sealed Air 144A
5.50% 9/15/25 #		10,000	10,100
Tronox Finance
6.375% 8/15/20		10,000	9,325
Weyerhaeuser
4.625% 9/15/23		15,000	15,976
			592,360
Brokerage – 0.03%
Jefferies Group
5.125% 1/20/23		5,000	5,170
6.45% 6/8/27		5,000	5,452
6.50% 1/20/43		5,000	4,900
Lazard Group
6.85% 6/15/17		6,000	6,558
			22,080
Capital Goods – 0.20%
BWAY Holding 144A
9.125% 8/15/21 #		20,000	20,700
Crane
2.75% 12/15/18		5,000	5,103
4.45% 12/15/23		15,000	15,653
Embraer Netherlands Finance
5.05% 6/15/25		15,000	15,000
Fortune Brands Home &
Security 3.00% 6/15/20		10,000	10,022
Gates Global 144A
6.00% 7/15/22 #		15,000	13,650
Ingersoll-Rand Global Holding
4.25% 6/15/23		10,000	10,385
Masco 4.45% 4/1/25		10,000	10,050
Milacron 144A
7.75% 2/15/21 #		8,000	8,280
Plastipak Holdings 144A
6.50% 10/1/21 #		13,000	13,293
TransDigm
6.00% 7/15/22		13,000	12,903
6.50% 7/15/24		10,000	9,925
United Technologies
4.15% 5/15/45		10,000	9,573
			154,537
Consumer Cyclical – 0.78%
American Axle &
Manufacturing
6.25% 3/15/21		9,000	9,495
CDK Global 4.50% 10/15/24		5,000	5,016
Daimler 2.75% 12/10/18	NOK	80,000	10,627
Dana Holding
5.50% 12/15/24		4,000	3,950

14 NQ-452 [6/15] 8/15 (15017)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Delphi 4.15% 3/15/24	25,000	$25,889
Family Tree Escrow 144A
5.75% 3/1/23 #	5,000	5,250
Ford Motor 7.45% 7/16/31	14,000	17,935
General Motors Financial
3.45% 4/10/22	55,000	53,972
4.00% 1/15/25	10,000	9,832
4.375% 9/25/21	10,000	10,407
Harman International
Industries 4.15% 5/15/25	20,000	19,750
Host Hotels & Resorts
3.75% 10/15/23	5,000	4,914
4.75% 3/1/23	15,000	15,856
Hyundai Capital America
144A 2.55% 2/6/19 #	20,000	20,173
Landry’s 144A
9.375% 5/1/20 #	21,000	22,627
Lear 5.25% 1/15/25	35,000	34,563
Levi Strauss 144A
5.00% 5/1/25 #	30,000	29,175
Magna International
3.625% 6/15/24	55,000	54,269
Marriott International
3.375% 10/15/20	15,000	15,447
McDonald’s 3.375% 5/26/25	65,000	63,650
Meritor 6.75% 6/15/21	9,000	9,247
Netflix 144A
5.875% 2/15/25 #	56,000	58,246
QVC
4.375% 3/15/23	20,000	19,689
5.45% 8/15/34	15,000	13,650
Sally Holdings 5.75% 6/1/22	8,000	8,380
Signet UK Finance
4.70% 6/15/24	30,000	30,350
Starbucks 2.70% 6/15/22	15,000	14,972
Starwood Hotels & Resorts
Worldwide
3.75% 3/15/25	10,000	9,659
4.50% 10/1/34	5,000	4,676
Target 2.30% 6/26/19	5,000	5,071
		606,737
Consumer Non-Cyclical – 1.01%
AbbVie 3.20% 11/6/22	20,000	19,836
Actavis Funding
3.45% 3/15/22	10,000	9,920
3.80% 3/15/25	50,000	49,215
Amgen 2.70% 5/1/22	10,000	9,683
Baxalta
144A 3.60% 6/23/22 #	5,000	5,005
144A 4.00% 6/23/25 #	15,000	14,919
Becton Dickinson
6.375% 8/1/19	20,000	23,065
Boston Scientific
6.00% 1/15/20	30,000	34,005
Campbell Soup
3.30% 3/19/25	20,000	19,630
Celgene 3.95% 10/15/20	45,000	47,870
Community Health Systems
6.875% 2/1/22	10,000	10,575
Darling Ingredients
5.375% 1/15/22	5,000	5,019
DaVita HealthCare Partners
5.00% 5/1/25	50,000	48,250
5.125% 7/15/24	20,000	19,700
EMD Finance
144A 2.95% 3/19/22 #	10,000	9,803
144A 3.25% 3/19/25 #	10,000	9,718
Express Scripts Holding
2.25% 6/15/19	15,000	14,893
3.50% 6/15/24	5,000	4,900
Fresenius Medical Care U.S.
Finance II 144A
5.875% 1/31/22 #	10,000	10,650
HCA 5.375% 2/1/25	35,000	35,658
HealthSouth
5.125% 3/15/23	5,000	4,987
5.75% 11/1/24	5,000	5,125
Immucor 11.125% 8/15/19	13,000	13,845
JBS USA 144A
5.75% 6/15/25 #	15,000	14,864
Kinetic Concepts
10.50% 11/1/18	13,000	13,910
Mallinckrodt International
Finance
144A 4.875% 4/15/20 #	5,000	5,107
144A 5.50% 4/15/25 #	25,000	24,344
Medtronic 144A
3.15% 3/15/22 #	30,000	30,162
Omnicare 5.00% 12/1/24	10,000	10,800
Prestige Brands 144A
5.375% 12/15/21 #	17,000	17,085
Quintiles Transnational 144A
4.875% 5/15/23 #	5,000	5,037
Reynolds American
2.30% 6/12/18	30,000	30,246
4.45% 6/12/25	10,000	10,208

(continues)       NQ-452 [6/15] 8/15 (15017) 15

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Smucker (J.M.)
144A 3.00% 3/15/22 #	5,000	$4,913
144A 3.50% 3/15/25 #	50,000	49,084
144A 4.25% 3/15/35 #	30,000	28,172
Spectrum Brands
6.375% 11/15/20	10,000	10,625
6.625% 11/15/22	10,000	10,700
Tenet Healthcare
6.00% 10/1/20	34,000	36,337
Valeant Pharmaceuticals
International 144A
5.875% 5/15/23 #	15,000	15,413
Zimmer Biomet Holdings
3.15% 4/1/22	5,000	4,926
3.375% 11/30/21	20,000	19,969
4.625% 11/30/19	20,000	21,767
		789,940
Energy – 1.20%
AmeriGas Finance
7.00% 5/20/22	17,000	18,105
Bristow Group
6.25% 10/15/22	13,000	12,935
California Resources
5.50% 9/15/21	5,000	4,376
6.00% 11/15/24	10,000	8,650
Chaparral Energy
7.625% 11/15/22	5,000	3,625
Chesapeake Energy
4.875% 4/15/22	20,000	17,450
5.75% 3/15/23	15,000	13,650
Chevron 1.961% 3/3/20	15,000	14,887
Columbia Pipeline Group
144A 2.45% 6/1/18 #	5,000	5,042
144A 3.30% 6/1/20 #	10,000	10,050
144A 4.50% 6/1/25 #	5,000	4,928
Continental Resources
4.50% 4/15/23	35,000	33,802
Ecopetrol 5.375% 6/26/26	15,000	14,869
Enbridge Energy Partners
8.05% 10/1/37 ●	40,000	41,200
Energy Transfer Partners
4.75% 1/15/26	10,000	9,917
9.70% 3/15/19	15,000	18,508
EnLink Midstream Partners
4.15% 6/1/25	15,000	14,634
Ensco 4.70% 3/15/21	20,000	20,397
Enterprise Products Operating
7.034% 1/15/68 ●	50,000	53,875
Exterran Partners
6.00% 4/1/21	5,000	4,850
Exxon Mobil 2.397% 3/6/22	10,000	9,819
Kinder Morgan 144A
5.00% 2/15/21 #	5,000	5,296
Kinder Morgan Energy
Partners 9.00% 2/1/19	20,000	24,045
Laredo Petroleum
7.375% 5/1/22	17,000	17,977
Marathon Oil 3.85% 6/1/25	30,000	29,463
MarkWest Energy Partners
4.875% 12/1/24	25,000	24,563
Murphy Oil USA
6.00% 8/15/23	21,000	21,893
Newfield Exploration
5.375% 1/1/26	20,000	19,900
5.625% 7/1/24	10,000	10,150
NiSource Finance
6.125% 3/1/22	15,000	17,351
Noble Energy
5.05% 11/15/44	10,000	9,617
Noble Holding International
4.00% 3/16/18	5,000	5,122
Northern Oil & Gas
8.00% 6/1/20	10,000	9,150
Oasis Petroleum
6.875% 3/15/22	16,000	16,320
Occidental Petroleum
3.50% 6/15/25	15,000	14,967
PDC Energy 7.75% 10/15/22	5,000	5,250
Petrobras Global Finance
3.00% 1/15/19	11,000	10,193
4.875% 3/17/20	32,000	30,507
5.375% 1/27/21	5,000	4,821
Petroleos Mexicanos 144A
4.25% 1/15/25 #	10,000	9,764
Plains All American Pipeline
8.75% 5/1/19	20,000	24,441
Pride International
6.875% 8/15/20	25,000	28,623
Regency Energy Partners
5.50% 4/15/23	17,000	17,388
5.875% 3/1/22	15,000	15,989
Sabine Pass Liquefaction
144A 5.625% 3/1/25 #	20,000	19,875
Shell International Finance
3.25% 5/11/25	25,000	24,809

16 NQ-452 [6/15] 8/15 (15017)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Sunoco Logistics Partners
Operations
3.45% 1/15/23		25,000	$23,698
Talisman Energy
3.75% 2/1/21		10,000	9,912
5.50% 5/15/42		20,000	18,062
Valero Energy
3.65% 3/15/25		15,000	14,615
4.90% 3/15/45		10,000	9,406
Weatherford International
4.50% 4/15/22		10,000	9,404
Western Gas Partners
3.95% 6/1/25		10,000	9,637
Williams Partners
4.00% 9/15/25		20,000	18,772
7.25% 2/1/17		15,000	16,259
Woodside Finance
144A 3.65% 3/5/25 #		15,000	14,435
144A 8.75% 3/1/19 #		15,000	18,140
YPF
144A 8.75% 4/4/24 #		15,000	15,263
144A 8.875% 12/19/18 #		10,000	10,650
			941,296
Financials – 0.17%
Affiliated Managers Group
3.50% 8/1/25		15,000	14,557
Ally Financial
4.125% 2/13/22		5,000	4,813
4.625% 3/30/25		30,000	28,650
American Tower
4.00% 6/1/25		5,000	4,897
Aviation Capital Group 144A
6.75% 4/6/21 #		10,000	11,435
E*TRADE Financial
4.625% 9/15/23		10,000	9,850
General Electric Capital
2.10% 12/11/19		10,000	10,073
4.25% 1/17/18	NZD	10,000	6,905
5.55% 5/4/20		10,000	11,427
6.00% 8/7/19		19,000	21,731
Lazard Group
3.75% 2/13/25		10,000	9,535
			133,873
Insurance – 0.43%
Berkshire Hathaway Finance
2.90% 10/15/20		20,000	20,616
Highmark 144A
4.75% 5/15/21 #		5,000	5,136
HUB International 144A
7.875% 10/1/21 #		13,000	13,293
Liberty Mutual Group 144A
4.95% 5/1/22 #		10,000	10,766
MetLife
6.40% 12/15/36		30,000	33,000
6.817% 8/15/18		80,000	92,115
Prudential Financial
4.50% 11/15/20		35,000	38,331
5.375% 5/15/45 ●		10,000	9,875
5.625% 6/15/43 ●		10,000	10,390
5.875% 9/15/42 ●		20,000	21,236
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #		10,000	10,080
144A 4.125% 11/1/24 #		20,000	20,182
USI 144A 7.75% 1/15/21 #		5,000	5,094
Voya Financial
5.65% 5/15/53 ●		15,000	15,394
XLIT
4.45% 3/31/25		25,000	24,830
6.50% 10/29/49 ●		10,000	8,581
			338,919
Media – 0.32%
CCO Holdings
144A 5.125% 5/1/23 #		15,000	14,625
5.25% 9/30/22		10,000	9,875
CSC Holdings 5.25% 6/1/24		36,000	34,740
DISH DBS 5.00% 3/15/23		26,000	24,115
Gray Television
7.50% 10/1/20		23,000	24,466
Lamar Media 5.00% 5/1/23		10,000	9,925
MDC Partners 144A
6.75% 4/1/20 #		5,000	5,000
Nielsen Finance 144A
5.00% 4/15/22 #		10,000	9,837
Sinclair Television Group
5.375% 4/1/21		17,000	17,191
Sirius XM Radio
144A 5.375% 4/15/25 #		50,000	48,375
144A 6.00% 7/15/24 #		20,000	20,250
Tribune Media 144A
5.875% 7/15/22 #		30,000	30,300
Univision Communications
144A 5.125% 5/15/23 #		5,000	4,875
			253,574

(continues)       NQ-452 [6/15] 8/15 (15017) 17

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Real Estate – 0.21%
Alexandria Real Estate
Equities 4.60% 4/1/22	35,000	$36,922
AvalonBay Communities
3.45% 6/1/25	20,000	19,708
3.50% 11/15/24	5,000	4,995
Carey (W.P.) 4.60% 4/1/24	10,000	10,058
CBL & Associates
4.60% 10/15/24	15,000	14,797
5.25% 12/1/23	5,000	5,150
Corporate Office Properties
3.60% 5/15/23	15,000	13,734
5.25% 2/15/24	15,000	15,371
DDR
7.50% 4/1/17	5,000	5,483
7.875% 9/1/20	10,000	12,255
Education Realty Operating
Partnership
4.60% 12/1/24	10,000	10,088
Excel Trust 4.625% 5/15/24	5,000	4,753
Hospitality Properties Trust
4.50% 3/15/25	10,000	9,855
		163,169
Services – 0.42%
AECOM
144A 5.75% 10/15/22 #	95,000	96,425
144A 5.875% 10/15/24 #	18,000	18,293
Caesars Growth Properties
Holdings 144A
9.375% 5/1/22 #	8,000	6,040
DigitalGlobe 144A
5.25% 2/1/21 #	30,000	29,513
GEO Group
5.125% 4/1/23	10,000	10,025
5.875% 10/15/24	10,000	10,350
MGM Resorts International
6.00% 3/15/23	40,000	40,700
Pinnacle Entertainment
7.50% 4/15/21	10,000	10,637
United Rentals North America
4.625% 7/15/23	10,000	9,843
5.50% 7/15/25	13,000	12,610
5.75% 11/15/24	21,000	20,790
Wynn Las Vegas
5.375% 3/15/22	5,000	5,100
144A 5.50% 3/1/25 #	60,000	57,450
		327,776
Technology – 0.51%
Apple 3.45% 2/9/45	5,000	4,249
Cisco Systems
1.65% 6/15/18	20,000	20,080
2.45% 6/15/20	10,000	10,078
3.50% 6/15/25	10,000	10,120
First Data
11.25% 1/15/21	13,000	14,463
11.75% 8/15/21	9,000	10,147
Fiserv 3.85% 6/1/25	15,000	15,052
Flextronics International 144A
4.75% 6/15/25 #	20,000	19,894
Jabil Circuit 7.75% 7/15/16	8,000	8,400
Micron Technology
144A 5.25% 8/1/23 #	30,000	28,837
144A 5.50% 2/1/25 #	20,000	18,790
Molex Electronic Technologies
144A 2.878% 4/15/20 #	15,000	14,786
144A 3.90% 4/15/25 #	15,000	14,563
Motorola Solutions
4.00% 9/1/24	30,000	29,154
Oracle
2.50% 5/15/22	10,000	9,719
2.95% 5/15/25	30,000	28,909
3.25% 5/15/30	15,000	13,817
4.125% 5/15/45	25,000	23,240
4.30% 7/8/34	5,000	4,940
QUALCOMM
3.00% 5/20/22	55,000	54,678
3.45% 5/20/25	10,000	9,757
Seagate HDD Cayman
144A 4.75% 1/1/25 #	20,000	19,915
144A 4.875% 6/1/27 #	15,000	14,613
		398,201
Telecommunications – 1.14%
American Tower Trust I 144A
3.07% 3/15/23 #	20,000	19,650
AT&T
3.40% 5/15/25	45,000	43,006
4.35% 6/15/45	25,000	21,426
4.50% 5/15/35	15,000	13,833
CC Holdings GS V
3.849% 4/15/23	10,000	9,836
CenturyLink
5.80% 3/15/22	50,000	47,937
6.75% 12/1/23	13,000	13,089
Comcast 3.375% 8/15/25	90,000	88,926
Cox Communications 144A
3.85% 2/1/25 #	5,000	4,815

18 NQ-452 [6/15] 8/15 (15017)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Crown Castle Towers 144A
4.883% 8/15/20 #	55,000	$59,850
Equinix 5.375% 4/1/23	30,000	30,150
Hughes Satellite Systems
7.625% 6/15/21	10,000	11,039
Intelsat Luxembourg
8.125% 6/1/23	56,000	46,760
Level 3 Financing
5.375% 8/15/22	11,000	11,151
144A 5.375% 5/1/25 #	10,000	9,650
Motorola Solutions
3.50% 3/1/23	35,000	33,065
SBA Tower Trust 144A
2.24% 4/16/18 #	25,000	24,907
Scripps Networks Interactive
2.80% 6/15/20	10,000	9,863
3.95% 6/15/25	10,000	9,841
SES 144A 3.60% 4/4/23 #	20,000	20,345
SES GLOBAL Americas
Holdings 144A
5.30% 3/25/44 #	20,000	20,240
Sprint
7.125% 6/15/24	26,000	24,183
7.875% 9/15/23	5,000	4,889
Telefonica Emisiones
6.421% 6/20/16	75,000	78,438
Time Warner 3.60% 7/15/25	50,000	48,735
Time Warner Cable
5.50% 9/1/41	10,000	9,358
T-Mobile USA
6.125% 1/15/22	36,000	37,260
Verizon Communications
4.40% 11/1/34	10,000	9,287
4.862% 8/21/46	110,000	103,350
Windstream Services
7.50% 4/1/23	5,000	4,388
7.75% 10/1/21	5,000	4,600
WPP Finance 2010
5.625% 11/15/43	15,000	16,248
		890,115
Transportation – 0.17%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #⧫	10,000	9,825
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫	15,000	14,813
Burlington Northern Santa Fe
4.15% 4/1/45	60,000	55,566
Trinity Industries
4.55% 10/1/24	10,000	9,665
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ⧫	5,000	5,050
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ⧫	15,000	14,850
United Parcel Service
5.125% 4/1/19	20,000	22,308
		132,077
Utilities – 1.25%
AES 5.50% 4/15/25	70,000	66,850
AES Gener 144A
5.25% 8/15/21 #	20,000	21,198
Ameren Illinois
9.75% 11/15/18	35,000	43,866
American Transmission
Systems 144A
5.25% 1/15/22 #	45,000	49,683
American Water Capital
3.40% 3/1/25	15,000	14,992
Berkshire Hathaway Energy
3.75% 11/15/23	50,000	51,261
Calpine
5.375% 1/15/23	10,000	9,875
5.50% 2/1/24	20,000	19,450
CMS Energy 6.25% 2/1/20	10,000	11,593
ComEd Financing III
6.35% 3/15/33	20,000	20,555
Dominion Resources
1.90% 6/15/18	55,000	55,108
DTE Energy 144A
3.30% 6/15/22 #	15,000	15,145
Dynegy
144A 6.75% 11/1/19 #	5,000	5,227
144A 7.375% 11/1/22 #	5,000	5,263
144A 7.625% 11/1/24 #	25,000	26,563
Electricite de France 144A
4.60% 1/27/20 #	40,000	44,031
Entergy 4.00% 7/15/22	25,000	25,230
Entergy Arkansas
3.70% 6/1/24	5,000	5,225
Entergy Louisiana
4.05% 9/1/23	20,000	21,069
Exelon 3.95% 6/15/25	15,000	15,119
Great Plains Energy
4.85% 6/1/21	10,000	10,979

(continues)       NQ-452 [6/15] 8/15 (15017) 19

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Integrys Energy Group
6.11% 12/1/66 ●	30,000	$28,509
IPALCO Enterprises
5.00% 5/1/18	10,000	10,600
ITC Holdings 3.65% 6/15/24	15,000	14,879
LG&E & KU Energy
4.375% 10/1/21	20,000	21,721
Metropolitan Edison 144A
4.00% 4/15/25 #	5,000	4,997
National Rural Utilities
Cooperative Finance
2.85% 1/27/25	15,000	14,431
4.75% 4/30/43 ●	20,000	20,000
NextEra Energy Capital
Holdings
2.40% 9/15/19	15,000	14,999
3.625% 6/15/23	5,000	4,998
NV Energy 6.25% 11/15/20	15,000	17,395
Pennsylvania Electric
5.20% 4/1/20	15,000	16,439
Public Service of Oklahoma
5.15% 12/1/19	70,000	77,763
Puget Energy 6.00% 9/1/21	10,000	11,472
SCANA 4.125% 2/1/22	15,000	15,132
Southern 2.75% 6/15/20	70,000	70,248
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	5,000	4,977
WEC Energy Group
2.45% 6/15/20	5,000	4,996
3.55% 6/15/25	10,000	9,994
6.25% 5/15/67 ●	15,000	14,025
Xcel Energy 3.30% 6/1/25	65,000	63,991
		979,848
Total Corporate Bonds
(cost $7,730,598)		7,696,739

Municipal Bonds – 0.21%
Atlanta, Georgia Water &
Wastewater Revenue
5.00% 11/1/40	10,000	11,168
California State Various
Purpose
5.00% 3/1/45	15,000	16,753
Golden State, California
Tobacco Securitization
Asset-Backed Senior Notes
Series A-1
5.125% 6/1/47	5,000	3,840
5.75% 6/1/47	10,000	8,390
Golden State, California
Tobacco Securitization
Enhanced Asset-Backed
Series A
5.00% 6/1/40	25,000	27,373
5.00% 6/1/45	10,000	10,889
Maryland State Local Facilities
2nd Loan
Series A 5.00% 8/1/21	10,000	11,920
New Jersey State
Transportation Trust Fund
(Transportation Program)
Series AA 5.00% 6/15/44	10,000	10,144
New York City, New York
Series I 5.00% 8/1/22	5,000	5,919
New York City, New York
Water & Sewer System
Series EE 5.00% 6/15/45	15,000	16,553
New York State Thruway
Authority
Series A 5.00% 5/1/19	10,000	11,299
Texas Private Activity Bond
Surface Transportation
Revenue (Senior Lien NTE
Mobility Partners Segments
3A & 3B)
6.75% 6/30/43 (AMT)	5,000	6,002
Texas State Transportation
Commission
(Senior Lien Mobility Fund)
Series A 5.00% 10/1/44	25,000	28,130
Total Municipal Bonds
(cost $169,276)		168,380

Non-Agency Asset-Backed Securities – 0.50%
Bank of America Credit Card
Trust
Series 2015-A1 A
0.516% 6/15/20 ●	50,000	50,040
Chase Issuance Trust
Series 2013-A9 A
0.606% 11/16/20 ●	100,000	100,180

20 NQ-452 [6/15] 8/15 (15017)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Discover Card Execution Note
Trust
Series 2015-A1 A1
0.536% 8/17/20 ●		135,000	$135,040
Ford Credit Auto Lease Trust
Series 2015-A A3
1.13% 6/15/18		10,000	9,970
PFS Financing
Series 2015-AA A 144A
0.806% 4/15/20 #●		100,000	99,981
Total Non-Agency
Asset-Backed Securities
(cost $395,672)			395,211

Non-Agency Collateralized Mortgage Obligations – 0.08%
Bank of America Alternative
Loan Trust
Series 2005-3 2A1
5.50% 4/25/20		601	619
Series 2005-6 7A1
5.50% 7/25/20		630	629
Credit Suisse First Boston
Mortgage Securities
Series 2005-5 6A3
5.00% 7/25/35		9,769	9,788
JPMorgan Mortgage Trust
Series 2006-S1 1A1
6.00% 4/25/36		28,044	28,938
Structured Asset Securities
Corporation Mortgage Pass
Through Certificates
Series 2004-20 2A1
5.50% 11/25/34 ⧫		5,995	6,119
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-2 3A1
5.75% 3/25/36		4,600	4,693
Series 2006-AR5 2A1
2.713% 4/25/36 ●		11,506	10,803
Total Non-Agency
Collateralized Mortgage
Obligations (cost $56,077)			61,589

Regional Bonds – 0.05%Δ
Australia – 0.04%
New South Wales Treasury
4.00% 5/20/26	AUD	8,400	6,833
Queensland Treasury 144A
4.75% 7/21/25 #	AUD	26,000	21,973
			28,806
Canada – 0.01%
Province of Ontario Canada
3.45% 6/2/45	CAD	12,000	10,088
			10,088
Total Regional Bonds
(cost $41,585)			38,894

Senior Secured Loans – 2.45%«
Accudyne Industries
(Hamilton Sundstrand
Industrial) 1st Lien
4.00% 12/13/19		40,000	38,783
Activision Blizzard Tranche B
1st Lien 3.25% 10/11/20		41,113	41,267
Air Medical Group Holdings
Tranche B 1st Lien
4.50% 4/28/22		25,000	24,875
Aramark Tranche E
3.25% 9/7/19		24,250	24,259
Avaya Tranche B-3
4.50% 10/26/17		45,000	44,828
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20		25,000	25,245
BJ’s Wholesale Club Tranche B
1st Lien 4.50% 9/26/19		64,168	64,293
Caesars Growth Properties
Holdings Tranche B 1st Lien
6.25% 5/8/21		14,850	12,734
Calpine Construction Finance
Tranche B 3.00% 5/3/20		90,000	88,575
Communications Sales &
Leasing Tranche B 1st Lien
5.00% 10/24/22		15,000	14,722
Community Health Systems
Tranche F 1st Lien
3.25% 12/31/18		9,430	9,433
Community Health Systems
Tranche G 1st Lien
3.75% 12/31/19		10,588	10,602
Community Health Systems
Tranche H 1st Lien
4.00% 1/27/21		19,482	19,532
Dynegy Tranche B2
4.00% 4/23/20		49,873	50,023
Energy Transfer Equity 1st Lien
3.25% 12/2/19		15,000	14,920
FCA U.S. (Chrysler) Tranche B
1st Lien 3.50% 5/24/17		4,886	4,886
First Data Tranche B 1st Lien
3.50% 3/24/17		40,000	39,950

(continues)      NQ-452 [6/15] 8/15 (15017) 21

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Senior Secured Loans« (continued)
First Data Tranche B 1st Lien
4.00% 3/24/21		37,510	$37,654
Flying Fortress 1st Lien
3.50% 6/30/17		50,000	50,125
Gardner Denver 1st Lien
4.25% 7/30/20		104,696	102,445
Gates Global 1st Lien
4.25% 7/3/21		44,887	44,274
HCA Tranche B5 1st Lien
2.75% 3/31/17		53,055	53,092
Hilton Worldwide Finance
Tranche B2
3.50% 10/25/20		75,493	75,576
Houghton International 1st
Lien 4.00% 12/20/19		87,750	87,761
Huntsman International
Tranche B 1st Lien
3.75% 10/1/21		74,625	74,780
IASIS Healthcare Tranche B
1st Lien 4.50% 5/3/18		24,190	24,255
iHeartCommunications (Clear
Channel Communications)
Tranche D 6.75% 1/30/19		40,000	37,033
Immucor Tranche B2
5.00% 8/19/18		38,732	38,926
Intelsat Jackson Holdings
Tranche B2
3.75% 6/30/19		62,438	62,074
JLL/Delta Dutch Newco 1st
Lien 4.25% 3/11/21		9,900	9,854
KIK Custom Products 1st Lien
5.50% 4/29/19		58,154	58,372
Landry’s Tranche B
4.00% 4/24/18		17,116	17,195
Level 3 Financing Tranche B
4.00% 1/15/20		35,000	35,026
MGM Resorts International
3.50% 12/20/19		79,795	79,380
MPH Acquisition (Multiplan)
Tranche B 3.75% 3/31/21		14,158	14,107
Neiman Marcus 1st Lien
4.25% 10/25/20		24,937	24,828
NEP/NCP Tranche B 1st Lien
4.25% 1/22/20		19,750	19,533
Novelis Tranche B 1st Lien
4.00% 6/2/22		65,000	64,756
Numericable U.S.
4.50% 5/21/20		26,674	26,774
Numericable U.S. Tranche B2
1st Lien 4.50% 5/21/20		23,076	23,166
Panda Liberty (Moxie Liberty)
Tranche B 7.50% 8/21/20		5,000	5,013
Republic of Angola
(Unsecured)
6.25% 12/16/23		31,000	30,535
Scientific Games International
6.00% 10/18/20		29,550	29,581
Sensus USA 8.50% 5/9/18		25,000	24,875
Smart & Final Stores Tranche
B 1st Lien
4.00% 11/15/19		9,899	9,906
Univision Communications
Tranche C4 4.00% 3/1/20		79,680	79,271
USI Insurance Services Tranche
B 1st Lien
4.25% 12/27/19		24,378	24,424
Valeant Pharmaceuticals
International Tranche BE
3.50% 8/5/20		60,000	59,873
Wide Open West Finance
Tranche B 1st Lien
4.50% 4/1/19		58,648	58,677
Total Senior Secured Loans
(cost $1,906,567)			1,912,068

Sovereign Bonds – 0.83%Δ
Australia – 0.04%
Australia Government Bond
3.25% 4/21/25	AUD	9,000	7,084
3.75% 4/21/37	AUD	33,000	25,922
			33,006
Brazil – 0.05%
Brazil Notas do Tesouro
Nacional Series F
10.00% 1/1/17	BRL	46,000	14,056
10.00% 1/1/23	BRL	50,000	14,196
10.00% 1/1/25	BRL	50,000	13,921
			42,173
Canada – 0.00%
Canadian Government Bond
2.75% 12/1/48	CAD	3,000	2,641
			2,641
Colombia – 0.03%
Colombia Government
International Bond
4.375% 3/21/23	COP	39,000,000	13,600
9.85% 6/28/27	COP	14,000,000	6,621
			20,221

22 NQ-452 [6/15] 8/15 (15017)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Sovereign BondsΔ (continued)
Dominican Republic – 0.13%
Dominican Republic
International Bond 144A
5.50% 1/27/25 #		100,000	$100,750
			100,750
Germany – 0.01%
Bundesrepublik Deutschland
0.50% 2/15/25	EUR	5,000	5,433
			5,433
Indonesia – 0.03%
Indonesia Treasury Bond
8.375% 3/15/24	IDR	347,000,000	26,135
			26,135
Italy – 0.07%
Italy Buoni Poliennali Del
Tesoro 1.35% 4/15/22	EUR	51,000	55,385
			55,385
Japan – 0.01%
Japan Government 40 yr
Bond 1.40% 3/20/55	JPY	450,000	3,497
			3,497
Mexico – 0.03%
Mexican Bonos
7.50% 6/3/27	MXN	367,000	25,711
			25,711
Norway – 0.02%
Norway Government Bond
144A 2.00% 5/24/23 #	NOK	100,000	13,101
			13,101
Poland – 0.02%
Poland Government Bond
3.25% 7/25/25	PLN	56,000	14,873
			14,873
Republic of Korea – 0.02%
Inflation Linked Korea
Treasury Bond
1.125% 6/10/23	KRW	21,395,786	18,425
			18,425
Senegal – 0.25%
Senegal Government
International Bond 144A
6.25% 7/30/24 #		200,000	192,600
			192,600
South Africa – 0.07%
South Africa Government
Bond 8.00% 1/31/30	ZAR	749,000	58,149
			58,149
Sweden – 0.01%
Sweden Government Bond
1.50% 11/13/23	SEK	35,000	4,443
			4,443
United Kingdom – 0.04%
United Kingdom Gilt
3.25% 1/22/44	GBP	3,500	6,068
3.50% 1/22/45	GBP	4,600	8,364
United Kingdom Gilt Inflation
Linked 0.125% 3/22/24	GBP	8,514	14,475
			28,907
Total Sovereign Bonds
(cost $678,747)			645,450

Supranational Banks – 0.08%
European Bank for
Reconstruction &
Development
6.00% 3/3/16	INR	800,000	12,532
7.375% 4/15/19	IDR	120,000,000	8,685
Inter-American Development
Bank
6.00% 9/5/17	INR	1,300,000	20,225
7.25% 7/17/17	IDR	120,000,000	8,758
International Bank for
Reconstruction &
Development
4.625% 10/6/21	NZD	17,000	12,058
Total Supranational Banks
(cost $67,778)			62,258

U.S. Treasury Obligations – 0.72%
U.S. Treasury Bond
3.00% 5/15/45		90,000	88,214
3.125% 8/15/44		50,000	50,090
U.S. Treasury Notes
1.625% 6/30/20		34,000	34,000
2.125% 5/15/25		395,000	387,871
Total U.S. Treasury
Obligations (cost $560,941)			560,175

(continues)       NQ-452 [6/15] 8/15 (15017) 23

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of
	shares
Preferred Stock – 0.09%
Bank of America 6.10% ●	10,000	9,887
Integrys Energy Group
6.00% ●	600	15,978
Morgan Stanley 5.55% ●	5,000	4,970
National Retail Properties
5.70%	395	9,567
Public Storage 5.20%	450	10,481
US Bancorp 3.50% ●	25	20,450
Total Preferred Stock
(cost $68,769)		71,333

Right – 0.00%
Jardine Cycle & Carriage
exercise price SGD 5.02,
expiration date 7/31/15 †	167	879
Total Right (cost $0)		879

	Number of
	Contracts
Options Purchased – 0.00%
Call Option – 0.00%
U.S. Treasury 10 yr Notes,
strike price $127.50,
expires 7/24/15 (AFI)	7	2,516
Total Options Purchased
(cost $2,098)		2,516

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments – 5.20%
Discount Notes – 2.69%≠
Federal Home Loan Bank
0.04% 7/21/15	66,446	$66,446
0.05% 8/14/15	175,720	175,714
0.055% 7/31/15	166,231	166,230
0.065% 8/5/15	100,817	100,814
0.065% 9/2/15	265,784	265,761
0.07% 8/11/15	228,954	228,946
0.08% 7/17/15	196,398	196,397
0.08% 7/22/15	261,864	261,862
0.095% 7/14/15	141,118	141,117
0.10% 10/23/15	265,784	265,709
Freddie Mac 0.075%
10/1/15	234,459	234,405
		2,103,401
Repurchase Agreements – 2.51%
Bank of America Merrill Lynch
0.05%, dated 6/30/15, to
be repurchased on 7/1/15,
repurchase price $543,929
(collateralized by U.S.
government obligations
0.125%-0.625%
4/15/17-6/30/17;
market value $554,807)	543,929	543,929
Bank of Montreal
0.07%, dated 6/30/15, to
be repurchased on 7/1/15,
repurchase price $906,549
(collateralized by U.S.
government obligations
0.25%-8.00%
1/31/16-8/15/23;
market value $924,678)	906,547	906,547
BNP Paribas
0.08%, dated 6/30/15, to
be repurchased on 7/1/15,
repurchase price $509,230
(collateralized by U.S.
government obligations
0.00%–6.375%
8/15/19–11/15/44;
market value $519,414)	509,229	509,229
		1,959,705
Total Short-Term
Investments
(cost $4,063,053)		4,063,106

Total Value of
Securities – 108.88%
(cost $68,846,849)		85,120,661
Liabilities Net of
Receivables and Other
Assets – (8.88%)★		(6,943,192)
Net Assets – 100.00%		$78,177,469
____________________
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2015, the aggregate value of Rule 144A securities was $3,274,168, which represents 4.19% of the Fund’s net assets.

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $1,189,979, which represents 1.52% of the Fund’s net assets.
⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

24 NQ-452 [6/15] 8/15 (15017)

(Unaudited)

★	Of this amount, $14,168 represents cash pledged as collateral for futures contracts.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2015,the aggregate value of fair valued securities was $67,490, which represents 0.09% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of June 30, 2015. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
Х	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2015.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2015.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(12,839)	USD	9,793	7/31/15	$(91)
BAML	CAD	(24,098)	USD	19,390	7/31/15	107
BAML	EUR	729	USD	(818)	7/31/15	(4)
BAML	NZD	(30,423)	USD	21,478	7/31/15	919
BNP	AUD	(73,333)	USD	55,965	7/31/15	(492)
BNP	NOK	(152,440)	USD	19,307	7/31/15	(117)
BNP	NZD	17,706	USD	(12,500)	7/31/15	(536)
BNYM	AUD	3,959	USD	(3,028)	7/1/15	26
BNYM	COP	(1,379,000)	USD	542	7/1/15	13
BNYM	DKK	22,091	USD	(3,301)	7/2/15	(1)
BNYM	EUR	(42,153)	USD	46,956	7/2/15	(23)
BNYM	GBP	62,328	USD	(98,077)	7/2/15	(156)
BNYM	JPY	(632,683)	USD	5,102	7/1/15	(69)
HSBC	GBP	(7,341)	USD	11,211	7/31/15	(320)
JPMC	KRW	(20,878,400)	USD	18,580	7/31/15	(54)
JPMC	PLN	(14,935)	USD	4,008	7/31/15	40
JPMC	SEK	(33,944)	USD	4,065	7/31/15	(31)
TD	CAD	36,746	USD	(29,574)	7/31/15	(171)
TD	EUR	(12,826)	USD	14,375	7/31/15	76
TD	JPY	(613,300)	USD	4,905	7/31/15	(110)
TD	MXN	320,553	USD	(20,450)	7/2/15	(58)
TD	ZAR	(248,416)	USD	20,450	7/31/15	142
						$(910)
Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
2	Euro-Bund	$338,510	$338,793	9/9/15	$283
8	U.S. Treasury 5 yr Notes	955,023	954,063	9/30/15	(960)
	U.S. Treasury 10 yr
6	Notes	756,694	757,031	9/21/15	337
		$2,050,227			$(340)

Swap Contracts
CDS Contracts1

				Annual		Unrealized
	Swap Referenced	Notional		Protection	Termination	Appreciation
Counterparty	Obligation	Value[2]		Payments	Date	(Depreciation)
	Protection
	Purchased:
JPMC	ICE - CDX.NA.HY.24		89,100	5.00%	6/20/20	$(174)
	ICE - iTraxx EUR
JPMC	Crossover Series 23	EUR	80,000	5.00%	6/20/20	1,564
						$1,390

(continues)       NQ-452 [6/15] 8/15 (15017) 25

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.
2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of abbreviations:
ADR – American Depositary Receipt
AFI – Advantage Futures
AMT – Subject to Alternative Minimum Tax
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BNP – BNP Paribas
BNYM – Bank of New York Mellon
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
COP – Colombian Peso
CVA – Dutch Certificate
DKK – Danish Krone
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
HSBC – Hong Kong Shanghai Bank
ICE – IntercontinentalExchange, Inc.
IDR – Indonesian Rupiah
INR – Indian Rupee
JPMBB – JPMorgan Barclays Bank
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
LB – Lehman Brothers
MXN – Mexican Peso
NOK – Norwegian Krone
NVDR – Non-Voting Depositary Receipt
NZD – New Zealand Dollar
PLN – Polish Zloty
RBS – Royal Bank of Scotland
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SEK – Swedish Krona
S.F. – Single Family
SGD – Singapore Dollar
TBA – To be announced
TD – Toronto Dominion Bank
UBS – Union Bank of Switzerland
USD – U.S. Dollar
WF – Wells Fargo
yr – Year
ZAR – South African Rand

26 NQ-452 [6/15] 8/15 (15017)

Notes

Delaware Foundation® Growth Allocation Fund
June 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Growth Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment companies are valued at their net asset value, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 -

other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

(continues)       NQ-452 [6/15] 8/15 (15017) 27

Notes

June 30, 2015 (Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Agency, Asset-& Mortgage- Backed Securities	$—	$4,413,499	$—	$4,413,499
Corporate Debt	—	8,009,402	—	8,009,402
Foreign Debt	—	746,602	—	746,602
Municipal Bonds	—	168,380	—	168,380
Senior Secured Loans[1]	—	1,881,533	30,535	1,912,068
Common Stock
Consumer Discretionary	8,002,957	—	—	8,002,957
Consumer Staples	6,397,567	—	—	6,397,567
Energy	4,913,615	—	—	4,913,615
Financials	11,256,755	67,490	—	11,324,245
Healthcare	9,840,946	—	—	9,840,946
Industrials	6,510,446	—	—	6,510,446
Information Technology	11,294,976	—	—	11,294,976
Materials	2,768,869	—	—	2,768,869
Telecommunication Services	3,087,864	—	—	3,087,864
Utilities	668,351	78	—	668,429
Convertible Preferred Stock[1]	97,417	20,246	—	117,663
Exchange-Traded Funds	245,124	—	—	245,124
Preferred Stock[1]	56,476	14,857	—	71,333
Right	—	—	879	879
U.S. Treasury Obligations	—	560,175	—	560,175
Short-Term Investments	—	4,063,106	—	4,063,106
Option Purchased	—	2,516	—	2,516
Total	$65,141,363	$19,947,884	$31,414	$85,120,661
Foreign Currency Exchange Contracts	$—	$(910)	$—	$(910)
Futures Contracts	(340)	—	—	(340)
Swap Contracts	—	1,390	—	1,390

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Senior Secured Loans	—	98.40%	1.60%	100.00%
Convertible Preferred Stock	82.79%	17.21%	—	100.00%
Preferred Stock	79.17%	20.83%	—	100.00%

28 NQ-452 [6/15] 8/15 (15017)

(Unaudited)

During the period ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-452 [6/15] 8/15 (15017) 29

Schedule of investments

Delaware Foundation® Moderate Allocation Fund
June 30, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 54.41%
U.S. Markets – 30.76%
Consumer Discretionary – 3.66%
Boot Barn Holdings †	4,585	$146,720
BorgWarner	3,170	180,183
Buffalo Wild Wings †	925	144,938
Century Communications =†	25,000	0
Cheesecake Factory	3,465	188,964
Cinemark Holdings	2,290	91,989
Comcast Class A	3,970	237,962
Del Frisco’s Restaurant
Group †	6,930	129,106
Discovery Communications
Class A †	6,734	223,973
Discovery Communications
Class C †	18,209	565,936
Disney (Walt)	3,190	364,107
DSW Class A	4,420	147,495
Express †	7,435	134,648
Fiesta Restaurant Group †	1,430	71,500
Ford Motor	15,860	238,059
G-III Apparel Group †	3,030	213,161
Jack in the Box	2,050	180,728
Johnson Controls	16,400	812,292
L Brands	8,778	752,538
Liberty Interactive Class A †	34,791	965,450
Lowe’s	11,400	763,458
Macy’s	4,310	290,796
Madden (Steven) †	4,730	202,349
Malibu Boats Class A †	3,360	67,502
National CineMedia	5,810	92,728
NIKE Class B	6,066	655,249
Nordstrom	2,820	210,090
Popeyes Louisiana Kitchen †	3,265	195,867
Priceline Group †	166	191,127
Sally Beauty Holdings †	11,729	370,402
Shutterfly †	2,745	131,238
Starbucks	6,870	368,335
Tenneco †	3,245	186,393
Tractor Supply	2,930	263,524
TripAdvisor †	9,604	836,893
Urban Outfitters †	6,540	228,900
Wynn Resorts	2,358	232,664
		11,077,264
Consumer Staples – 2.13%
Archer-Daniels-Midland	16,000	771,520
Casey’s General Stores	3,900	373,386
CVS Health	11,300	1,185,144
General Mills	4,260	237,367
J&J Snack Foods	1,415	156,598
Kimberly-Clark	1,640	173,791
Kraft Foods Group	9,366	797,421
Mondelez International	20,900	859,826
PepsiCo	3,860	360,292
Procter & Gamble	5,040	394,330
Walgreens Boots Alliance	13,610	1,149,228
		6,458,903
Energy – 2.59%
Bonanza Creek Energy †	3,320	60,590
Bristow Group	1,080	57,564
Carrizo Oil & Gas †	3,290	162,000
Chevron	7,900	762,113
ConocoPhillips	13,630	837,018
Core Laboratories	1,170	133,427
Diamondback Energy †	1,515	114,201
EOG Resources	9,058	793,028
Exxon Mobil	6,800	565,760
Halliburton	18,400	792,488
Kinder Morgan	14,063	539,879
Marathon Oil	30,300	804,162
Occidental Petroleum	12,790	994,678
Parsley Energy Class A †	2,755	47,992
Pioneer Energy Services †	7,715	48,913
RigNet †	3,200	97,824
RSP Permian †	2,575	72,383
Schlumberger	2,340	201,685
Williams	13,300	763,287
		7,848,992
Financials – 5.66%
Aflac	3,840	238,848
Allstate	12,100	784,927
American Campus
Communities	625	23,556
American Equity Investment
Life Holding	5,450	147,041
American Realty Capital
Properties	2,175	17,683
American Tower	2,820	263,078
Ameriprise Financial	1,530	191,143
Apartment Investment &
Management	1,025	37,853
AvalonBay Communities	750	119,903
Bank of New York Mellon	19,200	805,824
BB&T	19,600	790,076
BBCN Bancorp	7,525	111,295
BlackRock	530	183,369

(continues)     NQ-448 [6/15] 8/15 (15016) 1

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
Boston Properties	950	$114,988
Brandywine Realty Trust	3,125	41,500
Bryn Mawr Bank	1,400	42,224
Camden Property Trust	450	33,426
Capital One Financial	3,250	285,903
Cardinal Financial	6,005	130,849
Citigroup	6,860	378,946
City Holding	2,835	139,624
CoBiz Financial	4,360	56,985
Corporate Office Properties Trust	825	19,421
Cousins Properties	2,000	20,760
Crown Castle International	11,234	902,090
DCT Industrial Trust	4,943	155,408
DDR	3,575	55,269
Douglas Emmett	1,975	53,207
Duke Realty	3,875	71,959
DuPont Fabros Technology	4,125	121,481
EastGroup Properties	1,845	103,744
EPR Properties	3,505	192,004
Equinix	4,455	1,131,570
Equity LifeStyle Properties	550	28,919
Equity One	1,025	23,923
Equity Residential	1,875	131,569
Essex Property Trust	400	85,000
Evercore Partners Class A	5,080	274,117
Extra Space Storage	525	34,241
Federal Realty Investment Trust	200	25,618
Fidelity & Guaranty Life	5,200	122,876
First Industrial Realty Trust	2,225	41,674
First NBC Bank Holding †	3,410	122,760
First Potomac Realty Trust	1,175	12,103
FirstMerit	7,070	147,268
Flushing Financial	4,885	102,634
General Growth Properties	4,175	107,131
Great Western Bancorp	2,245	54,127
Greenhill	1,805	74,601
Health Care REIT	575	37,737
Healthcare Realty Trust	1,100	25,586
Healthcare Trust of America Class A	1,012	24,237
Highwoods Properties	1,100	43,945
Host Hotels & Resorts	11,435	226,756
Independent Bank @	2,495	116,991
Infinity Property & Casualty @	1,270	96,317
Intercontinental Exchange	4,218	943,187
Invesco	3,920	146,961
JPMorgan Chase	7,250	491,260
KeyCorp	16,060	241,221
Kilroy Realty	675	45,326
Kimco Realty	2,025	45,643
Kite Realty Group Trust	5,232	128,027
LaSalle Hotel Properties	4,025	142,727
Lexington Realty Trust	2,375	20,140
Liberty Property Trust	575	18,527
LTC Properties	200	8,320
Macerich	600	44,760
Marsh & McLennan	14,300	810,810
National Retail Properties	4,990	174,700
Old National Bancorp	9,875	142,793
Pebblebrook Hotel Trust	800	34,304
Post Properties	700	38,059
Primerica	2,690	122,906
Prologis	2,725	101,097
Prosperity Bancshares	3,095	178,705
Prudential Financial	1,770	154,910
PS Business Parks	325	23,449
Public Storage	525	96,794
Ramco-Gershenson Properties Trust	8,795	143,534
Raymond James Financial	3,270	194,827
Regency Centers	875	51,607
RLJ Lodging Trust	1,175	34,991
Sabra Health Care REIT	625	16,087
Selective Insurance Group @	4,820	135,201
Simon Property Group	1,625	281,157
SL Green Realty	750	82,417
Sovran Self Storage	1,580	137,318
Spirit Realty Capital	2,975	28,768
State Street	2,840	218,680
Sterling Bancorp	11,615	170,741
Stifel Financial †	3,085	178,128
Strategic Hotels & Resorts †	3,200	38,784
Tanger Factory Outlet Centers	1,150	36,455
Taubman Centers	300	20,850
Texas Capital Bancshares †	1,480	92,115
Travelers	2,650	256,149
UDR	1,775	56,853
United Fire Group	2,725	89,271
Urban Edge Properties	550	11,435
Ventas	1,625	100,896
Vornado Realty Trust	1,100	104,423
Webster Financial	3,555	140,600

2 NQ-448 [6/15] 8/15 (15016)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
Wells Fargo	8,350	$469,604
Western Alliance Bancorp †	5,345	180,447
		17,152,048
Healthcare – 5.43%
AbbVie	5,200	349,388
Acorda Therapeutics †	4,670	155,651
Air Methods †	4,135	170,941
Akorn †	625	27,287
Alkermes †	3,150	202,671
Allergan †	4,014	1,218,088
Baxter International	11,500	804,195
Biogen †	2,037	822,826
Cardinal Health	9,500	794,675
Catalent †	4,595	134,771
Celgene †	15,469	1,790,305
Cepheid †	3,755	229,618
CONMED	3,175	185,007
CryoLife	10,095	113,872
DexCom †	1,175	93,977
Express Scripts Holding †	12,610	1,121,533
Gilead Sciences	3,870	453,100
Isis Pharmaceuticals †	570	32,803
Johnson & Johnson	9,470	922,946
Ligand Pharmaceuticals Class B †	2,010	202,809
Medicines †	3,010	86,116
Merck	21,060	1,198,946
Merit Medical Systems †	5,125	110,393
Pfizer	39,122	1,311,761
Prestige Brands Holdings †	2,950	136,408
Quest Diagnostics	10,800	783,216
Quidel †	5,660	129,897
Retrophin †	2,735	90,665
Spectrum Pharmaceuticals †	10,655	72,880
Team Health Holdings †	1,790	116,941
TESARO †	2,045	120,226
Thermo Fisher Scientific	2,640	342,566
UnitedHealth Group	3,700	451,400
Valeant Pharmaceuticals International †	4,409	979,459
Vanda Pharmaceuticals †	9,095	115,416
Vertex Pharmaceuticals †	1,450	179,046
WellCare Health Plans †	1,920	162,874
West Pharmaceutical Services	3,635	211,121
		16,425,794
Industrials – 2.76%
AAON	7,391	166,445
Actuant Class A	1,905	43,986
Applied Industrial Technologies	3,535	140,163
Barnes Group	4,530	176,625
Boeing	1,460	202,531
Caterpillar	900	76,338
Columbus McKinnon	5,235	130,875
Continental Building
Products †	7,250	153,627
Cummins	970	127,254
Eaton	2,500	168,725
ESCO Technologies	4,075	152,446
Essendant	4,160	163,280
Esterline Technologies †	2,200	209,748
Federal Signal	6,050	90,205
FedEx	1,700	289,680
General Electric	17,870	474,806
Granite Construction	4,028	143,034
Honeywell International	2,250	229,433
Hunt (J.B.) Transport Services	1,570	128,881
Kadant	3,455	163,076
KEYW Holding †	1,262	11,762
Kforce	8,275	189,249
KLX †	1,200	52,956
Lockheed Martin	1,270	236,093
McGrath RentCorp	4,425	134,653
MYR Group †	3,650	113,004
Nielsen	3,350	149,979
Northrop Grumman	5,000	793,150
On Assignment †	3,720	146,122
Parker-Hannifin	1,450	168,679
Raytheon	7,800	746,304
Republic Services	3,550	139,053
Roadrunner Transportation Systems †	3,240	83,592
Rockwell Collins	1,360	125,596
Swift Transportation †	3,385	76,738
Tetra Tech	4,220	108,201
Union Pacific	3,170	302,323
United Technologies	2,490	276,216
US Ecology	1,880	91,594
WageWorks †	2,825	114,271
Waste Management	15,800	732,330
XPO Logistics †	3,150	142,317
		8,365,340

(continues)     NQ-448 [6/15] 8/15 (15016) 3

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology – 6.48%
Accenture Class A	3,410	$330,020
Adobe Systems †	6,726	544,873
Anixter International †	1,735	113,035
Apple	6,455	809,618
Applied Micro Circuits †	16,860	113,805
Avago Technologies	2,310	307,068
CA	26,645	780,432
Callidus Software †	8,165	127,211
Cisco Systems	38,080	1,045,677
Convergys	6,375	162,499
eBay †	22,018	1,326,364
Electronic Arts †	12,725	846,213
EMC	10,090	266,275
ExlService Holdings †	3,350	115,843
Facebook Class A †	4,310	369,647
FARO Technologies †	3,235	151,075
Google Class A †	1,691	913,208
Google Class C †	968	503,854
GrubHub †	3,375	114,986
Guidewire Software †	2,795	147,939
Infinera †	4,050	84,969
Intel	34,280	1,042,626
International Business Machines	410	66,691
InterXion Holding †	3,070	84,885
Intuit	5,170	520,981
j2 Global @	2,490	169,171
MasterCard Class A	12,638	1,181,400
Maxim Integrated Products	8,140	281,441
MaxLinear Class A †	3,065	37,087
Microsoft	29,542	1,304,279
NETGEAR †	2,620	78,652
Plantronics	2,420	136,270
Proofpoint †	2,465	156,947
Q2 Holdings †	1,790	50,567
Qlik Technologies †	2,465	86,176
QUALCOMM	27,027	1,692,701
Rofin-Sinar Technologies †	2,040	56,304
salesforce.com †	3,640	253,453
SciQuest †	7,205	106,706
Semtech †	5,690	112,947
Silicon Laboratories †	995	53,740
SS&C Technologies Holdings	2,025	126,563
Synaptics †	1,970	170,868
TeleTech Holdings	4,685	126,870
Tyler Technologies †	1,120	144,906
Visa Class A	19,421	1,304,120
Xerox	66,500	707,560
Yahoo †	4,500	176,805
Yelp †	4,910	211,277
		19,616,604
Materials – 0.92%
Axiall	3,160	113,918
Balchem	1,200	66,864
Boise Cascade †	3,040	111,507
Chemtura †	2,750	77,853
duPont (E.I.) deNemours	11,900	761,005
Eastman Chemical	3,320	271,642
Huntsman	7,040	155,373
Innophos Holdings	1,375	72,380
International Paper	2,470	117,547
Kaiser Aluminum	1,735	144,144
LyondellBasell Industries Class A	1,280	132,506
MeadWestvaco	4,670	220,377
Minerals Technologies	1,810	123,315
Neenah Paper	2,045	120,573
Quaker Chemical	1,595	141,700
Worthington Industries	5,085	152,855
		2,783,559
Telecommunication Services – 0.74%
AT&T	33,850	1,202,352
Atlantic Tele-Network	1,635	112,946
inContact †	14,170	139,858
Verizon Communications	16,900	787,709
		2,242,865
Utilities – 0.39%
Cleco	1,995	107,431
Edison International	13,500	750,330
NorthWestern	2,790	136,013
OGE Energy	4,970	141,993
South Jersey Industries	1,790	44,267
		1,180,034
Total U.S. Markets
(cost $58,360,778)		93,151,403
Developed Markets – 16.79%§
Consumer Discretionary – 2.63%
adidas	2,480	189,737
Cie Financiere Richemont Class A	1,340	109,003
Compass Group	11,430	189,094
Daimler	3,090	281,140

4 NQ-448 [6/15] 8/15 (15016)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Discretionary (continued)
Denso	4,100	$204,296
Hennes & Mauritz Class B	4,650	178,987
Jardine Cycle & Carriage	4,000	98,318
Kering	2,116	377,662
LVMH Moet Hennessy Louis Vuitton	825	144,487
Nitori Holdings	11,148	909,409
Publicis Groupe	3,621	267,629
RELX	8,450	200,349
Sekisui Chemical	16,000	196,567
Singapore Press Holdings	41,500	125,734
Sodexo	1,600	151,886
Sumitomo Electric Industries	9,400	145,756
Sumitomo Rubber Industries	37,600	583,024
Swatch Group	440	171,359
Taylor Wimpey	48,700	142,160
Techtronic Industries	147,500	483,332
Toyota Motor	21,789	1,460,971
USS	10,900	196,902
Volkswagen	720	166,539
WPP	10,250	229,640
Yue Yuen Industrial Holdings	231,500	775,012
		7,978,993
Consumer Staples – 2.30%
Anheuser-Busch InBev	2,240	268,360
Aryzta †	15,947	786,348
Asahi Group Holdings	6,200	197,266
British American Tobacco	7,350	394,350
Carlsberg Class B	7,186	652,150
Chocoladefabriken Lindt & Sprungli Class PC	28	148,071
Coca-Cola Amatil	57,602	406,520
Diageo	6,100	176,436
Heineken	2,540	192,686
Henkel	1,570	149,581
Japan Tobacco	20,900	744,928
Jeronimo Martins	12,900	165,329
Koninklijke Ahold	8,410	157,458
L’Oreal	1,340	238,938
Nestle	4,750	342,951
Pernod Ricard	1,880	217,059
Reckitt Benckiser Group	1,760	151,751
SABMiller	4,500	233,591
Tesco	162,988	544,278
Treasury Wine Estates	39,700	152,797
Unilever	6,750	289,514
Unilever CVA	4,700	195,662
Wesfarmers	5,600	168,581
		6,974,605
Energy – 0.52%
Amec Foster Wheeler	11,050	141,923
CGG †	15,300	85,511
Neste Oil	6,980	177,825
Saipem †	27,303	288,304
Subsea 7	5,089	49,809
Suncor Energy	14,700	404,803
TOTAL	8,640	419,529
		1,567,704
Financials – 2.79%
AIA Group	27,200	178,084
AXA	39,791	1,003,529
Banco Espirito Santo Class R =†	285,000	0
Bank Leumi Le-Israel BM †	43,900	185,667
Commonwealth Bank of Australia	6,780	445,180
Credit Agricole	10,400	154,614
Daito Trust Construction	1,600	165,833
ING Groep CVA	44,678	737,411
Intesa Sanpaolo	63,100	228,686
Investor Class B	5,500	204,874
Mitsubishi UFJ Financial Group	163,273	1,174,167
Nordea Bank	79,014	985,216
Prudential	13,600	327,449
QBE Insurance Group	19,600	206,656
Schroders	3,800	189,613
Seven Bank	30,400	140,893
Sony Financial Holdings	11,400	199,971
Standard Chartered	54,816	877,577
Swire Properties	39,800	127,080
UBS Group	9,140	193,867
UniCredit	109,643	736,205
		8,462,572
Healthcare – 2.83%
Bayer	2,350	328,810
ICON †	2,480	166,904
Indivior †	40,000	141,273
Merck	1,600	159,375
Miraca Holdings	3,700	185,091
Novartis	16,616	1,637,784
Novo Nordisk ADR	15,463	846,754

(continues)     NQ-448 [6/15] 8/15 (15016) 5

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Healthcare (continued)
Novo Nordisk Class B	5,850	$318,630
QIAGEN †	7,150	175,582
Roche Holding	2,085	584,308
Sanofi	9,555	939,630
Smith & Nephew	11,800	199,109
Sonic Healthcare	9,000	148,344
STADA Arzneimittel	15,757	531,290
Sumitomo Dainippon Pharma	14,800	163,194
Teva Pharmaceutical Industries ADR	34,600	2,044,860
		8,570,938
Industrials – 2.53%
ABB	11,430	239,383
Aggreko	6,660	150,570
AP Moeller – Maersk	85	153,899
Boskalis Westminster	3,200	156,558
Cathay Pacific Airways	69,000	169,665
Cie de Saint-Gobain	3,350	150,344
Deutsche Lufthansa †	11,600	149,508
Deutsche Post	24,961	728,965
East Japan Railway	8,441	759,649
Elbit Systems	2,150	168,871
Ferrovial	131	2,840
Fuji Electric	36,000	155,076
ITOCHU	74,949	990,621
JTEKT	8,900	168,630
Koninklijke Philips	23,852	606,598
Meggitt	73,432	538,081
Mitsubishi Electric	13,000	168,105
Mitsubishi Heavy Industries	29,000	176,527
Rexel	16,522	266,251
Schneider Electric	2,100	144,938
Singapore Airlines	16,600	132,267
THK	6,700	144,909
Travis Perkins	6,150	203,874
Vinci	12,303	711,331
WestJet Airlines @	12,614	263,953
Yamato Holdings	7,800	151,072
		7,652,485
Information Technology – 1.24%
Amadeus IT Holding	4,800	191,266
CGI Group Class A †	22,604	883,930
Computershare	17,000	153,543
Ericsson Class B	20,900	216,494
Infineon Technologies	14,200	176,134
NICE-Systems	2,960	188,253
Playtech	37,952	488,042
SAP	4,300	299,988
Seiko Epson	10,800	191,653
Teleperformance	11,109	784,548
Trend Micro	4,900	167,819
		3,741,670
Materials – 1.00%
Air Liquide	2,030	256,662
Anglo American ADR	9,000	65,160
Arkema	2,330	167,823
AuRico Gold	51,722	147,813
BHP Billiton	9,480	197,788
EMS-Chemie Holding	415	175,340
Johnson Matthey	2,840	135,553
Linde	1,020	193,132
Rexam	75,862	657,911
Rio Tinto	11,465	470,851
Shin-Etsu Chemical	2,800	173,919
South32 †	74,000	102,166
Toray Industries	20,000	169,282
Yamana Gold	35,783	107,704
		3,021,104
Telecommunication Services – 0.79%
BT Group	34,150	241,546
Deutsche Telekom	14,800	254,830
KDDI	9,000	217,312
Nippon Telegraph & Telephone	27,886	1,010,565
Tele2 Class B	56,835	660,693
		2,384,946
Utilities – 0.16%
National Grid	23,787	305,402
Tokyo Gas	36,000	191,270
		496,672
Total Developed Markets
(cost $41,281,400)		50,851,689
Emerging Markets X – 6.86%
Consumer Discretionary – 0.42%
Arcos Dorados Holdings Class A @	15,900	83,634
Grupo Televisa ADR	15,250	592,005
Hyundai Motor	882	107,139
Mahindra & Mahindra	10,471	211,263
Qunar Cayman Islands ADR †	1,600	68,560

6 NQ-448 [6/15] 8/15 (15016)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Consumer Discretionary (continued)
Woolworths Holdings	23,868	$193,482
		1,256,083
Consumer Staples – 0.95%
Anadolu Efes Biracilik Ve Malt Sanayii	22,197	200,424
BRF ADR	10,560	220,810
China Mengniu Dairy	46,000	229,365
Cia Brasileira de Distribuicao ADR	4,500	106,515
Cia Cervecerias Unidas ADR	5,200	110,136
Fomento Economico Mexicano ADR	2,825	251,679
Hypermarcas †	47,700	347,704
Lotte Chilsung Beverage @	186	441,579
Lotte Confectionery @	124	215,307
Tingyi Cayman Islands Holding	63,816	130,408
Tsingtao Brewery	20,162	122,381
Uni-President China Holdings @	343,000	316,388
Wal-Mart de Mexico Class V	72,772	177,754
		2,870,450
Energy – 1.05%
Cairn India	29,953	85,559
China Petroleum & Chemical	176,850	152,634
CNOOC ADR	1,040	147,597
Gazprom ADR @	42,045	216,532
Lukoil ADR	4,600	206,586
PetroChina ADR	1,600	177,296
Petroleo Brasileiro ADR †	38,800	351,140
Polski Koncern Naftowy Orlen	8,293	162,793
PTT-Foreign	21,291	226,138
Reliance Industries GDR 144A #	31,220	972,503
Rosneft GDR	27,910	114,989
Sasol ADR	4,700	174,182
Tambang Batubara Bukit Asam Persero	113,200	71,320
YPF ADR	4,900	134,407
		3,193,676
Financials – 1.06%
Akbank	77,322	223,587
Banco Santander Brasil ADR	29,550	160,752
Bangkok Bank	35,661	187,801
China Construction Bank	312,449	285,386
Etalon Group GDR 144A #@=	16,400	30,340
Grupo Financiero Banorte Class O	20,100	110,521
ICICI Bank ADR	30,200	314,684
Industrial & Commercial Bank of China	377,800	300,236
Itau Unibanco Holding ADR	22,984	251,675
KB Financial Group ADR	8,889	292,181

Powszechna Kasa Oszczednosci Bank Polski	9,437	78,084
Reliance Capital	15,219	86,836
Remgro	9,053	190,493
Samsung Life Insurance	2,635	253,006
Sberbank of Russia @=	112,564	147,614
Shinhan Financial Group	6,232	231,281
UEM Sunrise @	298,319	77,039
		3,221,516
Industrials – 0.18%
Empresas ICA ADR †	15,800	49,454
Gol Linhas Aereas Inteligentes ADR †	25,900	61,383
KCC @	866	379,787
Rumo Logistica Operadora Multimodal †	51,061	21,015
Santos Brasil Participacoes	7,500	31,833
		543,472
Information Technology – 1.71%
Baidu ADR †	7,615	1,515,994
Hon Hai Precision Industry	106,735	335,069
LG Display ADR	13,100	151,829
MediaTek	20,000	273,148
Samsung Electronics	1,087	1,231,090
Samsung SDI	1,078	106,877
SINA †	4,900	262,469
Sohu.com @†	7,200	425,448
Taiwan Semiconductor Manufacturing	62,069	282,232
Taiwan Semiconductor Manufacturing ADR	11,300	256,623
United Microelectronics	361,000	152,466
WNS Holdings ADR †	6,825	182,569
		5,175,814
Materials – 0.42%
Anglo American Platinum †	3,051	68,784
Braskem ADR	13,175	114,095

(continues)     NQ-448 [6/15] 8/15 (15016) 7

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Materials (continued)
Cemex ADR †	22,596	$206,979
Cemex Latam Holdings †	11,556	57,221
Gerdau @	11,000	21,469
Gerdau ADR	14,400	34,704
Impala Platinum Holdings †	6,237	27,844
Nine Dragons Paper Holdings	128,000	111,959
Siam Cement NVDR	6,200	95,385
Siam Cement-Foreign	7,800	119,538
Sociedad Quimica y Minera de
Chile ADR	4,600	73,692
Ultratech Cement	5,160	243,025
Vale ADR	18,825	110,879
		1,285,574
Telecommunication Services – 1.07%
America Movil Class L ADR	8,900	189,659
China Mobile	37,921	485,546
China Mobile ADR	5,725	366,915
KT ADR †	9,850	124,799
MegaFon GDR	9,348	129,937
Mobile TeleSystems ADR	7,800	76,284
Reliance Communications †	48,791	47,672
SK Telecom ADR	34,700	860,213
Telefonica Brasil ADR	18,605	259,168
Tim Participacoes ADR	23,600	386,096
Turkcell Iletisim Hizmetleri
ADR	11,550	132,709
Vodacom Group	16,833	191,949
		3,250,947
Total Emerging Markets
(cost $19,558,976)		20,797,532

Total Common Stock
(cost $119,201,154)		164,800,624

Convertible Preferred Stock – 0.22%
Alcoa 5.375% exercise price
$19.39, expiration date
10/1/17	900	35,577
Anadarko Petroleum 7.50%
exercise price $69.84,
expiration date 6/7/18	667	33,623
ArcelorMittal 6.00% exercise
price $19.98, expiration
date 12/21/15	1,950	30,895
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49	38	42,949
Chesapeake Energy 5.75%
exercise price $26.10,
expiration date 12/31/49	43	30,960
Crown Castle International
4.50% exercise price
$90.25, expiration date
11/1/16	800	82,560
Dominion Resources 6.125%
exercise price $64.99,
expiration date 4/1/16	715	38,317
Dynegy 5.375% exercise price
$38.75, expiration date
11/1/17 @	360	35,784
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17	500	22,680
Halcon Resources 5.75%
exercise price $6.16,
expiration date 12/31/49	59	12,796
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49	49	65,660
Intelsat 5.75% exercise price
$22.05, expiration date
5/1/16	2,235	64,100
Maiden Holdings 7.25%
exercise price $15.30,
expiration date 9/15/16	1,287	71,107
T-Mobile US 5.50% exercise
price $31.02, expiration
date 12/15/17	552	37,260
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	50	58,750
Total Convertible Preferred
Stock (cost $786,382)		663,018

Exchange-Traded Funds – 0.13%
iShares MSCI EAFE Growth
Index ETF	4,130	288,604
iShares MSCI EAFE Index ETF	435	27,618
Vanguard FTSE Developed
Markets ETF	2,170	86,041
Total Exchange-Traded
Funds (cost $393,305)		402,263

8 NQ-448 [6/15] 8/15 (15016)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
5.268% 9/26/33 ϕ	61,435	66,988
Fannie Mae REMIC Trust
Series 2002-W11 AV1
0.527% 11/25/32 ●	4,492	4,385
Total Agency Asset-Backed
Securities (cost $65,432)		71,373

Agency Collateralized Mortgage Obligations – 0.31%
Fannie Mae REMICs
Series 1996-46 ZA
7.50% 11/25/26	23,095	26,250
Series 2003-26 AT
5.00% 11/25/32	28,877	29,680
Series 2010-41 PN
4.50% 4/25/40	120,000	129,505
Series 2010-43 HJ
5.50% 5/25/40	18,431	20,807
Series 2010-96 DC
4.00% 9/25/25	4,497	4,766
Series 2012-122 SD
5.913% 11/25/42 ●∑	176,125	42,020
Series 2013-26 ID
3.00% 4/25/33 ∑	240,354	39,418
Series 2013-38 AI
3.00% 4/25/33 ∑	228,862	37,146
Series 2013-44 DI
3.00% 5/25/33 ∑	719,768	104,858
Series 2014-36 ZE
3.00% 6/25/44	98,134	84,974
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24	17,199	19,529
Series 4065 DE
3.00% 6/15/32	30,000	29,395
Series 4185 LI
3.00% 3/15/33 ∑	176,575	25,553
Series 4191 CI
3.00% 4/15/33 ∑	84,338	12,284
GNMA
Series 2010-113 KE
4.50% 9/20/40	295,000	325,798
Total Agency Collateralized
Mortgage Obligations
(cost $919,535)		931,983

Agency Mortgage-Backed Securities – 5.94%
Fannie Mae
6.50% 8/1/17	5,732	5,905
Fannie Mae ARM
2.416% 5/1/43 ●	76,209	77,319
2.546% 6/1/43 ●	27,869	28,418
3.191% 4/1/44 ●	97,093	100,432
3.265% 3/1/44 ●	103,219	106,702
3.293% 9/1/43 ●	77,395	80,411
Fannie Mae Relocation 30 yr
5.00% 1/1/36	4,227	4,621
Fannie Mae S.F. 15 yr
2.50% 2/1/28	260,252	265,383
3.50% 7/1/26	72,912	77,113
4.00% 4/1/24	21,092	22,326
4.00% 5/1/25	36,506	39,011
4.00% 11/1/25	173,126	185,088
4.00% 12/1/26	60,539	64,103
4.00% 1/1/27	368,503	393,818
4.00% 5/1/27	132,705	141,810
4.00% 8/1/27	74,124	79,202
4.50% 4/1/18	5,342	5,564
5.00% 9/1/18	9,283	9,717
5.50% 6/1/22	2,099	2,155
Fannie Mae S.F. 20 yr
3.00% 2/1/33	8,976	9,157
3.00% 8/1/33	68,627	70,012
3.50% 4/1/33	12,518	13,105
3.50% 9/1/33	50,557	53,021
4.00% 1/1/31	16,445	17,557
4.00% 2/1/31	48,492	51,450
5.00% 11/1/23	5,136	5,666
5.00% 2/1/30	27,590	30,466
5.50% 8/1/28	11,004	12,341
5.50% 12/1/29	7,259	8,138
6.00% 9/1/29	38,648	43,829
Fannie Mae S.F. 30 yr
3.00% 7/1/42	65,436	65,544
3.00% 10/1/42	1,047,865	1,049,589
3.00% 12/1/42	171,849	172,132
3.00% 2/1/43	43,286	43,351
3.00% 4/1/43	262,776	263,088
3.00% 5/1/43	164,890	165,036
4.50% 7/1/41	42,581	46,186
4.50% 1/1/42	79,644	86,161
4.50% 9/1/42	774,377	840,498
4.50% 6/1/44	95,015	102,860
5.00% 10/1/35	14,710	16,269
5.00% 11/1/35	29,809	32,967
5.00% 4/1/37	17,125	18,952
5.50% 12/1/32	3,403	3,837
5.50% 2/1/33	47,488	53,404

(continues)     NQ-448 [6/15] 8/15 (15016) 9

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 4/1/34	17,743	$19,983
5.50% 11/1/34	18,865	21,269
5.50% 12/1/34	116,184	130,917
5.50% 3/1/35	36,237	40,813
5.50% 4/1/35	88,677	99,616
5.50% 5/1/35	30,269	34,086
5.50% 6/1/35	14,341	16,159
5.50% 1/1/36	10,667	12,010
5.50% 4/1/36	40,083	44,953
5.50% 5/1/36	8,556	9,618
5.50% 7/1/36	5,183	5,839
5.50% 11/1/36	13,804	15,488
5.50% 1/1/37	57,657	64,765
5.50% 2/1/37	13,120	14,719
5.50% 4/1/37	117,547	131,920
5.50% 8/1/37	48,471	54,578
5.50% 1/1/38	1,286	1,442
5.50% 2/1/38	33,011	37,162
5.50% 3/1/38	32,528	36,593
5.50% 6/1/38	125,832	141,106
5.50% 9/1/38	180,964	203,481
5.50% 1/1/39	55,021	61,857
5.50% 2/1/39	195,881	220,327
5.50% 10/1/39	162,284	181,944
5.50% 7/1/40	115,844	130,922
5.50% 9/1/41	550,943	618,092
6.00% 5/1/36	51,886	59,068
6.00% 6/1/36	6,046	6,883
6.00% 12/1/36	6,631	7,541
6.00% 2/1/37	20,224	22,999
6.00% 5/1/37	53,467	60,712
6.00% 6/1/37	3,783	4,340
6.00% 7/1/37	3,773	4,309
6.00% 8/1/37	78,793	89,442
6.00% 9/1/37	7,105	8,077
6.00% 11/1/37	9,049	10,315
6.00% 5/1/38	88,332	100,384
6.00% 7/1/38	2,490	2,827
6.00% 9/1/38	112,472	128,180
6.00% 10/1/38	77,682	88,321
6.00% 11/1/38	15,995	18,310
6.00% 1/1/39	33,313	37,817
6.00% 9/1/39	279,078	317,389
6.00% 3/1/40	27,596	31,346
6.00% 7/1/40	113,138	128,565
6.00% 9/1/40	25,182	28,654
6.00% 11/1/40	10,280	11,794
6.00% 5/1/41	158,948	181,040
Fannie Mae S.F. 30 yr
6.50% 2/1/36	21,166	24,308
7.50% 6/1/31	15,374	18,587
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/45	2,142,000	2,134,009
3.00% 8/1/45	4,271,000	4,244,056
4.50% 7/1/45	528,000	570,818
4.50% 8/1/45	550,000	593,742
Freddie Mac ARM
2.309% 4/1/34 ●	5,275	5,603
2.382% 7/1/36 ●	17,361	18,503
2.528% 1/1/44 ●	209,871	215,237
Freddie Mac S.F. 15 yr
2.50% 3/1/28	38,417	39,248
4.00% 12/1/24	27,685	29,141
4.00% 5/1/25	10,262	10,842
4.00% 8/1/25	23,837	25,396
4.50% 8/1/24	61,102	65,480
4.50% 7/1/25	11,485	12,262
4.50% 6/1/26	29,320	31,430
4.50% 9/1/26	34,534	36,899
5.00% 6/1/18	10,257	10,709
Freddie Mac S.F. 20 yr
3.50% 1/1/34	85,998	89,860
Freddie Mac S.F. 30 yr
3.00% 10/1/42	76,845	76,634
3.00% 11/1/42	87,073	86,834
4.50% 10/1/39	38,845	42,043
4.50% 4/1/41	185,085	200,464
5.50% 3/1/34	7,387	8,320
5.50% 12/1/34	6,882	7,760
5.50% 6/1/36	4,712	5,283
5.50% 11/1/36	9,943	11,133
5.50% 12/1/36	2,300	2,575
5.50% 9/1/37	8,680	9,714
5.50% 4/1/38	29,183	32,661
5.50% 6/1/38	5,895	6,595
5.50% 7/1/38	31,842	35,625
5.50% 6/1/39	31,325	35,047
5.50% 3/1/40	25,523	28,562
5.50% 8/1/40	28,531	31,922
5.50% 1/1/41	27,353	30,608
5.50% 6/1/41	171,357	191,715
6.00% 2/1/36	15,215	17,347
6.00% 1/1/38	9,364	10,595
6.00% 6/1/38	26,926	30,479
6.00% 8/1/38	55,909	63,449
6.00% 5/1/40	11,327	12,823

10 NQ-448 [6/15] 8/15 (15016)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
6.00% 7/1/40	56,502	$64,115
6.50% 4/1/39	42,519	48,838
7.00% 11/1/33	15,544	18,792
GNMA I S.F. 30 yr
5.00% 6/15/40	13,875	15,393
7.50% 9/15/31	16,587	18,007
Total Agency
Mortgage-Backed
Securities
(cost $17,842,442)		17,981,149

Collateralized Debt Obligations – 0.51%
Avery Point III CLO
Series 2013-3A A 144A
1.675% 1/18/25 #●	250,000	249,500
Benefit Street Partners CLO IV
Series 2014-IVA A1A 144A
1.765% 7/20/26 #●	500,000	499,700
Cent CLO 21
Series 2014-21A A1B
144A 1.667% 7/27/26 #●	250,000	249,125
Magnetite IX
Series 2014-9A A1 144A
1.697% 7/25/26 #●	285,000	284,373
Neuberger Berman CLO XIX
Series 2015-19A A1 144A
1.718% 7/15/27 #●	250,000	249,875
Total Collateralized Debt
Obligations
(cost $1,533,667)		1,532,573

Commercial Mortgage-Backed Securities – 2.20%
Banc of America Commercial
Mortgage Trust
Series 2006-1 AM
5.421% 9/10/45 ●	30,000	30,392
Series 2006-4 A4
5.634% 7/10/46	117,633	120,706
Series 2007-4 AM
6.003% 2/10/51 ●	80,000	85,901
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PWR18 A4
5.70% 6/11/50	55,000	58,823
CD Commercial Mortgage
Trust
Series 2005-CD1 AJ
5.38% 7/15/44 ●	130,000	130,839
CD Commercial Mortgage
Trust
Series 2005-CD1 AM
5.38% 7/15/44 ●	130,000	130,889
Series 2005-CD1 C
5.38% 7/15/44 ●	35,000	35,198
CFCRE Commercial Mortgage
Trust
Series 2011-C1 144A
3.759% 4/15/44 #	92,454	93,503
Citigroup Commercial
Mortgage Trust
Series 2007-C6
5.899% 12/10/49 ●	60,000	63,546
Series 2014-GC25 A4
3.635% 10/10/47	115,000	117,949
Series 2015-GC27 A5
3.137% 2/10/48	40,000	39,285
COMM Mortgage Trust
Series 2014-CR19 A5
3.796% 8/10/47	80,000	83,098
Series 2014-CR20 A4
3.59% 11/10/47	175,000	178,583
Series 2014-CR20 AM
3.938% 11/10/47	215,000	221,317
Series 2014-CR21 A3
3.528% 12/10/47	90,000	91,424
Series 2015-3BP A 144A
3.178% 2/10/35 #	300,000	294,451
Commercial Mortgage Trust
Series 2007-GG9 AM
5.475% 3/10/39	50,000	52,215
Credit Suisse First Boston
Mortgage Securities
Series 2005-C5 AM
5.10% 8/15/38 ●	65,000	65,112
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A
5.735% 11/10/46 #●	130,000	144,439
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.781% 11/25/49 #●	70,000	75,857
Series 2011-K15 B 144A
5.098% 8/25/44 #●	10,000	10,938
Series 2011-K703 B 144A
5.045% 7/25/44 #●	25,000	26,796
Series 2012-K18 B 144A
4.41% 1/25/45 #●	50,000	52,764
Series 2012-K19 B 144A
4.176% 5/25/45 #●	25,000	26,206

(continues)     NQ-448 [6/15] 8/15 (15016) 11

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2012-K22 B 144A
3.812% 8/25/45 #●	95,000	$96,740
Series 2012-K22 C 144A
3.812% 8/25/45 #●	70,000	69,484
Series 2012-K707 B 144A
4.019% 1/25/47 #●	35,000	36,467
Series 2012-K708 B 144A
3.887% 2/25/45 #●	145,000	150,479
Series 2012-K708 C 144A
3.887% 2/25/45 #●	25,000	25,547
Series 2012-K711 B 144A
3.684% 8/25/45 #●	15,000	15,546
Series 2013-K25 C 144A
3.743% 11/25/45 #●	105,000	102,484
Series 2013-K26 C 144A
3.723% 12/25/45 #●	45,000	44,184
Series 2013-K30 C 144A
3.667% 6/25/45 #●	75,000	72,307
Series 2013-K31 C 144A
3.74% 7/25/46 #●	155,000	151,120
Series 2013-K33 B 144A
3.619% 8/25/46 #●	80,000	79,059
Series 2013-K33 C 144A
3.619% 8/25/46 #●	50,000	48,333
Series 2013-K712 B 144A
3.484% 5/25/45 #●	135,000	137,413
Series 2013-K713 B 144A
3.274% 4/25/46 #●	190,000	191,418
Series 2013-K713 C 144A
3.274% 4/25/46 #●	135,000	132,808
Series 2014-K716 C 144A
4.086% 8/25/47 #●	55,000	55,482
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	100,000	102,883
GS Mortgage Securities Trust
Series 2010-C1 A2 144A
4.592% 8/10/43 #	615,000	674,923
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30 #	150,000	149,051
Series 2013-HLT BFX 144A
3.367% 11/5/30 #	150,000	150,519
Houston Galleria Mall Trust
Series 2015-HGLR A1A2
144A 3.087% 3/5/37 #	165,000	160,155
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C18 A1
1.254% 2/15/47	55,596	55,460
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C22 B
4.713% 9/15/47 ●	35,000	36,437
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.672% 8/12/37 ●	40,000	43,655
Series 2005-LDP4 AJ
5.04% 10/15/42 ●	240,000	240,488
Series 2005-LDP5 D
5.567% 12/15/44 ●	65,000	65,790
Series 2006-LDP8 AM
5.44% 5/15/45	125,000	129,895
LB-UBS Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	9,380	9,482
Series 2006-C6 AJ
5.452% 9/15/39 ●	133,000	138,172
Series 2006-C6 AM
5.413% 9/15/39	115,000	120,144
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2014-C19 AS
3.832% 12/15/47	30,000	30,477
Series 2015-C22 A3
3.046% 5/15/46	60,000	58,707
Series 2015-C22 A4
3.306% 5/15/46	80,000	79,388
Series 2015-C23 A4
3.719% 7/15/50	245,000	251,241
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ
5.362% 11/14/42 ●	105,000	105,801
Series 2005-HQ7 C
5.362% 11/14/42 ●	125,000	125,609
Series 2006-T21 AM
5.204% 10/12/52 ●	95,000	96,627
Series 2006-T23 A4
6.01% 8/12/41 ●	62,656	64,675
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5 A3
2.918% 10/15/45	60,000	60,361

12 NQ-448 [6/15] 8/15 (15016)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
WF-RBS Commercial
Mortgage Trust
Series 2014-C23 A5
3.917% 10/15/57	65,000	$68,550
Total Commercial
Mortgage-Backed
Securities (cost $6,716,503)		6,657,592

Convertible Bonds – 0.67%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
expiration date 4/27/18	106,000	106,199
American Realty Capital
Properties 3.75% exercise
price $15.15, expiration
date 12/14/20	60,000	56,438
BGC Partners 4.50% exercise
price $9.84, expiration
date 7/13/16	66,000	69,341
BioMarin Pharmaceutical
1.50% exercise price
$94.15, expiration date
10/13/20	33,000	52,717
Blackstone Mortgage Trust
5.25% exercise price
$28.66, expiration date
12/1/18	90,000	93,994
Blucora 4.25% exercise price
$21.66, expiration date
3/29/19	49,000	48,755
Campus Crest Communities
Operating Partnership
144A 4.75% exercise price
$12.56, expiration date
10/11/18 #	66,000	63,443
Cardtronics 1.00% exercise
price $52.35, expiration
date 11/27/20	46,000	45,367
Cemex 3.25% exercise price
$9.27, expiration date
3/9/16	55,000	61,359
Chart Industries 2.00%
exercise price $69.03,
expiration date 7/30/18	68,000	66,045
Chesapeake Energy 2.25%
exercise price $80.28,
expiration date 12/14/38	34,000	29,665
Chesapeake Energy 2.50%
exercise price $47.55,
expiration date 5/15/37	35,000	33,337
Ciena 144A 3.75% exercise
price $20.17, expiration
date 10/15/18 #	41,000	56,016
GAIN Capital Holdings
4.125% exercise price
$12.00, expiration date
11/30/18	37,000	40,561
General Cable 4.50% exercise
price $34.17, expiration
date 11/15/29 ϕ	73,000	60,864
Gilead Sciences 1.625%
exercise price $22.71,
expiration date 4/29/16	16,000	82,530
HealthSouth 2.00% exercise
price $38.82, expiration
date 11/30/43	37,000	47,244
Illumina 0.25% exercise price
$83.55, expiration date
3/11/16	21,000	54,797
j2 Global 3.25% exercise
price $69.37, expiration
date 6/14/29	58,000	67,534
Liberty Interactive 144A
1.00% exercise price
$64.28, expiration date
9/28/43 #	62,000	60,566
Meritor 4.00% exercise price
$26.73, expiration date
2/12/27	64,000	66,200
Microchip Technology 144A
1.625% exercise price
$67.68, expiration date
2/13/25 #	30,000	30,413
Mylan 3.75% exercise price
$13.32, expiration date
9/10/15	12,000	61,043
New Mountain Finance
5.00% exercise price
$15.93, expiration date
6/14/19	41,000	41,666
Novellus Systems 2.625%
exercise price $34.78,
expiration date 5/14/41	33,000	78,643
NuVasive 2.75% exercise
price $42.13, expiration
date 6/30/17	73,000	93,075
NXP Semiconductors 144A
1.00% exercise price
$102.84, expiration date
11/27/19 #	39,000	45,654

(continues)     NQ-448 [6/15] 8/15 (15016) 13

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Convertible Bonds (continued)
Oclaro 144A 6.00% exercise
price $1.95, expiration
date 2/14/20 #		13,000	$17,184
PROS Holdings 144A 2.00%
exercise price $33.79,
expiration date 11/27/19 #		63,000	61,346
SanDisk 1.50% exercise price
$50.94, expiration date
8/11/17		13,000	16,876
Spectrum Pharmaceuticals
2.75% exercise price
$10.53, expiration date
12/13/18		45,000	42,469
Spirit Realty Capital 3.75%
exercise price $13.08,
expiration date 5/13/21		62,000	57,970
SunEdison 144A 2.625%
exercise price $38.65,
expiration date 5/30/23 #		7,000	7,123
SunEdison 144A 3.375%
exercise price $38.65,
expiration date 5/30/25 #		4,000	4,153
Titan Machinery 3.75%
exercise price $43.17,
expiration date 4/30/19		12,000	9,907
TPG Specialty Lending 4.50%
exercise price $25.83,
expiration date 12/15/19		65,000	64,716
Vantage Drilling 144A 5.50%
exercise price $2.39,
expiration date 7/15/43 #		41,000	27,444
Vector Group 1.75% exercise
price $25.87, expiration
date 4/15/20		60,000	66,000
Vector Group 2.50% exercise
price $16.78, expiration
date 1/14/19 ●		26,000	38,432
Total Convertible Bonds
(cost $1,809,514)			2,027,086

Corporate Bonds – 19.05%
Banking – 2.37%
Australia & New Zealand
Banking Group
2.625% 12/10/18	CAD	51,000	42,443
Banco Bilbao Vizcaya
Argentaria Colombia 144A
4.875% 4/21/25 #		150,000	147,075
Bank of America
3.95% 4/21/25		425,000	410,176
Bank of New York Mellon
2.15% 2/24/20		25,000	24,753
BB&T 5.25% 11/1/19		169,000	186,342
BBVA Banco Continental
144A 5.00% 8/26/22 #		70,000	72,849
BBVA Bancomer 144A
6.50% 3/10/21 #		150,000	163,125
Citigroup 4.40% 6/10/25		110,000	109,809
City National 5.25% 9/15/20		100,000	113,410
Compass Bank
3.875% 4/10/25		250,000	235,833
Cooperatieve Centrale
Raiffeisen-Boerenleenbank
2.50% 9/4/20	NOK	80,000	10,495
4.25% 1/13/22	AUD	22,000	17,212
Credit Suisse 144A
6.50% 8/8/23 #		250,000	274,028
Export-Import Bank of China
144A 2.50% 7/31/19 #		200,000	200,301
Finnvera 144A
2.375% 6/4/25 #		200,000	193,856
Goldman Sachs Group
5.15% 5/22/45		100,000	96,833
5.20% 12/17/19	NZD	106,000	74,267
5.375% 5/10/20 ●		230,000	227,505
ING Groep
6.50% 12/29/49 ●		200,000	193,875
Itau Unibanco Holding 144A
2.85% 5/26/18 #		200,000	198,900
JPMorgan Chase
0.909% 1/28/19 ●		45,000	44,959
4.125% 12/15/26		515,000	507,530
4.25% 11/2/18	NZD	110,000	75,286
4.95% 6/1/45		45,000	43,911
5.30% 12/29/49 ●		75,000	74,633
6.75% 1/29/49 ●		25,000	26,742
KeyBank 5.45% 3/3/16		290,000	298,939
Lloyds Banking Group
4.50% 11/4/24		200,000	200,496
Morgan Stanley
2.80% 6/16/20		135,000	135,237
4.35% 9/8/26		325,000	319,158
5.00% 9/30/21	AUD	24,000	19,276
MUFG Americas Holdings
2.25% 2/10/20		80,000	79,131
3.00% 2/10/25		165,000	155,147
National City Bank
0.649% 6/7/17 ●		250,000	248,886

14 NQ-448 [6/15] 8/15 (15016)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Nordea Bank 144A
6.125% 12/29/49 #●		200,000	$197,937
Northern Trust
3.95% 10/30/25		90,000	93,111
PNC Preferred Funding Trust II
144A 1.508% 3/31/49 #●		300,000	270,750
Santander Holdings USA
3.45% 8/27/18		90,000	92,936
State Street 3.10% 5/15/23		65,000	63,745
SunTrust Bank
0.572% 8/24/15 ●		125,000	124,985
SunTrust Banks
2.35% 11/1/18		50,000	50,356
USB Capital IX
3.50% 10/29/49 ●		235,000	194,286
USB Realty 144A
1.422% 12/29/49 #●		100,000	91,625
Wells Fargo
5.875% 12/29/49 ●		50,000	51,253
Woori Bank
144A 2.875% 10/2/18 #		200,000	205,266
144A 4.75% 4/30/24 #		400,000	415,556
Zions Bancorporation
4.50% 6/13/23		100,000	102,280
			7,176,504
Basic Industry – 1.38%
AK Steel 7.625% 5/15/20		55,000	46,063
ArcelorMittal 10.60% 6/1/19		145,000	174,181
Ball 5.25% 7/1/25		210,000	207,900
BHP Billiton Finance USA
3.25% 11/21/21		115,000	116,978
Builders FirstSource 144A
7.625% 6/1/21 #		45,000	46,800
Cemex
144A 4.375% 3/5/23 #	EUR	100,000	107,614
144A 7.25% 1/15/21 #		200,000	211,540
CF Industries
6.875% 5/1/18		195,000	219,662
7.125% 5/1/20		81,000	96,320
Chemours
144A 6.625% 5/15/23 #		10,000	9,713
144A 7.00% 5/15/25 #		50,000	48,625
Dow Chemical
8.55% 5/15/19		611,000	745,581
Evolution Escrow Issuer 144A
7.50% 3/15/22 #		95,000	90,250
Freeport-McMoran Oil & Gas
6.50% 11/15/20		61,000	64,660
Georgia-Pacific
8.00% 1/15/24		270,000	347,894
Gerdau Holdings 144A
7.00% 1/20/20 #		100,000	109,000
Grace (W.R.) 144A
5.125% 10/1/21 #		45,000	45,450
HD Supply
7.50% 7/15/20		47,000	49,937
11.50% 7/15/20		60,000	69,600
International Paper
5.00% 9/15/35		75,000	73,707
INVISTA Finance 144A
4.25% 10/15/19 #		135,000	133,650
LSB Industries 7.75% 8/1/19		30,000	31,950
Lundin Mining 144A
7.50% 11/1/20 #		65,000	70,200
Methanex 4.25% 12/1/24		125,000	124,168
NOVA Chemicals 144A
5.00% 5/1/25 #		232,000	233,450
Novelis 8.75% 12/15/20		80,000	85,000
OCP 144A 4.50% 10/22/25 #		200,000	190,750
PolyOne 5.25% 3/15/23		60,000	59,700
PPG Industries
2.30% 11/15/19		80,000	80,210
Rockwood Specialties Group
4.625% 10/15/20		70,000	72,975
Ryerson
9.00% 10/15/17		55,000	55,550
11.25% 10/15/18		14,000	14,210
Sealed Air 144A
5.50% 9/15/25 #		75,000	75,750
Tronox Finance
6.375% 8/15/20		70,000	65,275
			4,174,313
Brokerage – 0.06%
Jefferies Group
5.125% 1/20/23		40,000	41,359
6.45% 6/8/27		50,000	54,516
6.50% 1/20/43		30,000	29,403
Lazard Group
6.85% 6/15/17		38,000	41,531
			166,809
Capital Goods – 0.41%
BWAY Holding 144A
9.125% 8/15/21 #		125,000	129,375
Embraer Netherlands Finance
5.05% 6/15/25		90,000	90,000

(continues)     NQ-448 [6/15] 8/15 (15016) 15

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Fortune Brands Home &
Security 3.00% 6/15/20		65,000	$65,141
Gates Global 144A
6.00% 7/15/22 #		110,000	100,100
Masco 4.45% 4/1/25		65,000	65,325
Milacron 144A
7.75% 2/15/21 #		70,000	72,450
Parker-Hannifin
3.30% 11/21/24		10,000	10,046
Plastipak Holdings 144A
6.50% 10/1/21 #		95,000	97,137
Siemens Financierings-
maatschappij 144A
3.25% 5/27/25 #		250,000	245,804
TransDigm
6.00% 7/15/22		85,000	84,363
6.50% 7/15/24		60,000	59,550
Union Andina de Cementos
144A 5.875% 10/30/21 #		150,000	152,063
United Technologies
4.15% 5/15/45		85,000	81,367
			1,252,721
Consumer Cyclical – 1.68%
Alibaba Group Holding 144A
3.125% 11/28/21 #		400,000	395,861
American Axle &
Manufacturing
6.25% 3/15/21		90,000	94,950
CDK Global 4.50% 10/15/24		75,000	75,241
Daimler 2.75% 12/10/18	NOK	210,000	27,896
Dana Holding
5.50% 12/15/24		30,000	29,625
Family Tree Escrow 144A
5.75% 3/1/23 #		35,000	36,750
Fiat Chrysler Automobiles
144A 4.50% 4/15/20 #		280,000	279,300
144A 5.25% 4/15/23 #		200,000	196,540
Ford Motor 7.45% 7/16/31		108,000	138,354
Ford Motor Credit
2.24% 6/15/18		290,000	290,402
General Motors Financial
3.45% 4/10/22		185,000	181,543
4.00% 1/15/25		115,000	113,063
4.375% 9/25/21		80,000	83,258
Harman International
Industries 4.15% 5/15/25		135,000	133,311
Host Hotels & Resorts
3.75% 10/15/23		70,000	68,791
4.75% 3/1/23		115,000	121,562
Hyundai Capital America
144A 2.125% 10/2/17 #		80,000	80,824
144A 2.55% 2/6/19 #		50,000	50,433
Landry’s 144A
9.375% 5/1/20 #		50,000	53,875
Lear 5.25% 1/15/25		210,000	207,375
Levi Strauss 144A
5.00% 5/1/25 #		110,000	106,975
Magna International
3.625% 6/15/24		175,000	172,674
Marriott International
3.375% 10/15/20		105,000	108,128
McDonald’s 3.375% 5/26/25		385,000	377,005
Meritor 6.75% 6/15/21		55,000	56,513
Nemak 144A
5.50% 2/28/23 #		200,000	206,000
Netflix 144A
5.875% 2/15/25 #		310,000	322,434
QVC
4.375% 3/15/23		195,000	191,969
5.45% 8/15/34		120,000	109,203
Sally Holdings 5.75% 6/1/22		40,000	41,900
Signet UK Finance
4.70% 6/15/24		220,000	222,565
Starbucks 2.70% 6/15/22		120,000	119,772
Starwood Hotels & Resorts
Worldwide
3.75% 3/15/25		80,000	77,269
4.50% 10/1/34		20,000	18,705
Toyota Finance Australia
2.25% 8/31/16	NOK	130,000	16,734
ZF North America Capital
144A 4.50% 4/29/22 #		150,000	147,495
144A 4.75% 4/29/25 #		150,000	145,782
			5,100,077
Consumer Non-Cyclical – 1.69%
AbbVie 3.20% 11/6/22		145,000	143,812
Actavis Funding
3.45% 3/15/22		100,000	99,200
3.80% 3/15/25		160,000	157,487
Baxalta
144A 3.60% 6/23/22 #		45,000	45,041
144A 4.00% 6/23/25 #		100,000	99,459
Becton Dickinson
6.375% 8/1/19		165,000	190,285
Boston Scientific
2.65% 10/1/18		50,000	50,759
16 NQ-448 [6/15] 8/15 (15016)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Campbell Soup
3.30% 3/19/25		140,000	$137,409
Celgene
3.25% 8/15/22		15,000	14,857
3.95% 10/15/20		190,000	202,117
Community Health Systems
6.875% 2/1/22		60,000	63,450
Darling Ingredients
5.375% 1/15/22		30,000	30,113
DaVita HealthCare Partners
5.00% 5/1/25		315,000	303,975
5.125% 7/15/24		125,000	123,125
EMD Finance
144A 2.95% 3/19/22 #		70,000	68,618
144A 3.25% 3/19/25 #		85,000	82,603
ENA Norte Trust 144A
4.95% 4/25/23 #		222,210	231,376
Express Scripts Holding
2.25% 6/15/19		95,000	94,319
3.50% 6/15/24		50,000	48,996
Fresenius Medical Care U.S.
Finance II 144A
5.875% 1/31/22 #		75,000	79,875
HCA 5.375% 2/1/25		280,000	285,264
HealthSouth
5.125% 3/15/23		30,000	29,925
5.75% 11/1/24		20,000	20,500
Immucor 11.125% 8/15/19		120,000	127,800
JB 144A 3.75% 5/13/25 #		150,000	145,920
JBS Investments 144A
7.75% 10/28/20 #		200,000	218,500
JBS USA
144A 5.75% 6/15/25 #		145,000	143,688
144A 5.875% 7/15/24 #		30,000	30,263
Kinetic Concepts
10.50% 11/1/18		80,000	85,602
Mallinckrodt International
Finance
144A 4.875% 4/15/20 #		55,000	56,171
144A 5.50% 4/15/25 #		175,000	170,406
Omnicare 5.00% 12/1/24		70,000	75,600
Pernod Ricard 144A
4.25% 7/15/22 #	EUR	150,000	156,558
Perrigo Finance
3.50% 12/15/21		200,000	200,668
Prestige Brands 144A
5.375% 12/15/21 #		150,000	150,750
Reynolds American
2.30% 6/12/18		215,000	216,760
Reynolds American
4.45% 6/12/25		65,000	66,353
Smucker (J.M.)
144A 3.00% 3/15/22 #		35,000	34,390
144A 3.50% 3/15/25 #		180,000	176,703
144A 4.25% 3/15/35 #		50,000	46,954
Spectrum Brands
6.375% 11/15/20		85,000	90,313
Valeant Pharmaceuticals
International 144A
5.875% 5/15/23 #		110,000	113,025
Zimmer Biomet Holdings
3.15% 4/1/22		45,000	44,331
3.375% 11/30/21		155,000	154,761
			5,108,081
Energy – 2.44%
AmeriGas Finance
7.00% 5/20/22		60,000	63,900
Bristow Group
6.25% 10/15/22		80,000	79,600
California Resources
5.50% 9/15/21		60,000	52,512
6.00% 11/15/24		80,000	69,200
Chaparral Energy
7.625% 11/15/22		25,000	18,125
Chesapeake Energy
4.875% 4/15/22		140,000	122,150
5.75% 3/15/23		115,000	104,650
Chevron 1.961% 3/3/20		110,000	109,171
CNOOC Finance 2015
Australia 2.625% 5/5/20		200,000	197,608
Columbia Pipeline Group
144A 2.45% 6/1/18 #		40,000	40,336
144A 3.30% 6/1/20 #		50,000	50,251
144A 4.50% 6/1/25 #		55,000	54,213
Continental Resources
4.50% 4/15/23		220,000	212,469
Ecopetrol 5.375% 6/26/26		110,000	109,037
Enbridge Energy Partners
8.05% 10/1/37 ●		300,000	309,000
Energy Transfer Partners
4.75% 1/15/26		115,000	114,040
6.125% 12/15/45		35,000	35,175
9.70% 3/15/19		95,000	117,219
EnLink Midstream Partners
4.15% 6/1/25		95,000	92,682
Ensco 4.70% 3/15/21		180,000	183,576

(continues)     NQ-448 [6/15] 8/15 (15016) 17

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Enterprise Products Operating
7.034% 1/15/68 ●		360,000	$387,900
Exterran Partners
6.00% 4/1/21		40,000	38,800
Exxon Mobil 2.397% 3/6/22		65,000	63,824
Kinder Morgan 144A
5.00% 2/15/21 #		55,000	58,256
Kinder Morgan Energy
Partners 9.00% 2/1/19		175,000	210,398
Laredo Petroleum
7.375% 5/1/22		130,000	137,475
Marathon Oil 3.85% 6/1/25		185,000	181,686
MarkWest Energy Partners
4.875% 12/1/24		155,000	152,287
Murphy Oil USA
6.00% 8/15/23		160,000	166,800
Newfield Exploration
5.375% 1/1/26		155,000	154,225
5.625% 7/1/24		85,000	86,275
NiSource Finance
6.125% 3/1/22		115,000	133,028
Noble Energy
5.05% 11/15/44		85,000	81,745
Noble Holding International
4.00% 3/16/18		15,000	15,367
Oasis Petroleum
6.875% 3/15/22		100,000	102,000
Occidental Petroleum
3.50% 6/15/25		85,000	84,812
ONGC Videsh
3.25% 7/15/19		200,000	200,996
PDC Energy 7.75% 10/15/22		40,000	42,000
Petrobras Global Finance
3.00% 1/15/19		177,000	164,019
4.875% 3/17/20		100,000	95,334
5.375% 1/27/21		40,000	38,572
Petroleos Mexicanos
144A 4.25% 1/15/25 #		80,000	78,112
6.50% 6/2/41		25,000	26,125
Petronas Global Sukuk 144A
2.707% 3/18/20 #		200,000	200,392
Plains All American Pipeline
8.75% 5/1/19		175,000	213,859
Pride International
6.875% 8/15/20		180,000	206,085
Regency Energy Partners
5.875% 3/1/22		135,000	143,901
Sabine Pass Liquefaction
144A 5.625% 3/1/25 #		160,000	159,000
Shell International Finance
3.25% 5/11/25		190,000	188,547
Sunoco Logistics Partners
Operations
3.45% 1/15/23		220,000	208,540
Talisman Energy
3.75% 2/1/21		70,000	69,385
5.50% 5/15/42		165,000	149,009
Valero Energy
3.65% 3/15/25		95,000	92,559
4.90% 3/15/45		80,000	75,252
Weatherford International
4.50% 4/15/22		60,000	56,425
Western Gas Partners
3.95% 6/1/25		70,000	67,456
Williams Partners
4.00% 9/15/25		120,000	112,635
7.25% 2/1/17		145,000	157,173
Woodside Finance
144A 3.65% 3/5/25 #		85,000	81,796
144A 8.75% 3/1/19 #		145,000	175,351
YPF
144A 8.75% 4/4/24 #		130,000	132,275
144A 8.875% 12/19/18 #		70,000	74,550
			7,399,140
Financials – 0.52%
AerCap Ireland Capital
4.625% 7/1/22		150,000	150,563
Affiliated Managers Group
3.50% 8/1/25		100,000	97,047
Ally Financial
4.125% 2/13/22		35,000	33,687
American Tower
2.80% 6/1/20		35,000	34,553
4.00% 6/1/25		40,000	39,175
Aviation Capital Group 144A
6.75% 4/6/21 #		85,000	97,201
Corp Financiera de Desarrollo
144A 5.25% 7/15/29 #●		200,000	202,000
E*TRADE Financial
4.625% 9/15/23		70,000	68,950
General Electric Capital
2.10% 12/11/19		25,000	25,183
4.25% 1/17/18	NZD	55,000	37,979
5.55% 5/4/20		75,000	85,706
6.00% 8/7/19		145,000	165,839
7.125% 12/15/49 ●		200,000	231,000

18 NQ-448 [6/15] 8/15 (15016)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Financials (continued)
Lazard Group
3.75% 2/13/25	100,000	$95,353
Peachtree Corners Funding
Trust 144A
3.976% 2/15/25 #	100,000	99,363
SUAM Finance 144A
4.875% 4/17/24 #	100,000	101,000
		1,564,599
Insurance – 0.66%
Berkshire Hathaway Finance
2.90% 10/15/20	145,000	149,466
Highmark
144A 4.75% 5/15/21 #	65,000	66,769
144A 6.125% 5/15/41 #	30,000	29,591
HUB International 144A
7.875% 10/1/21 #	110,000	112,475
MetLife 6.40% 12/15/36	20,000	22,000
MetLife Capital Trust X 144A
9.25% 4/8/38 #	400,000	563,000
Prudential Financial
4.50% 11/15/20	5,000	5,476
5.375% 5/15/45 ●	85,000	83,937
5.625% 6/15/43 ●	75,000	77,925
5.875% 9/15/42 ●	265,000	281,377
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #	85,000	85,680
144A 4.125% 11/1/24 #	170,000	171,546
USI 144A 7.75% 1/15/21 #	20,000	20,375
Voya Financial
5.65% 5/15/53 ●	105,000	107,756
XLIT
4.45% 3/31/25	155,000	153,945
6.50% 10/29/49 ●	70,000	60,069
		1,991,387
Media – 0.61%
Altice 144A 7.75% 5/15/22 #	200,000	194,000
CCO Holdings
144A 5.125% 5/1/23 #	115,000	112,125
5.25% 9/30/22	55,000	54,313
CSC Holdings 5.25% 6/1/24	265,000	255,725
DISH DBS 5.00% 3/15/23	85,000	78,837
Gray Television
7.50% 10/1/20	80,000	85,100
Lamar Media 5.00% 5/1/23	90,000	89,325
MDC Partners 144A
6.75% 4/1/20 #	55,000	55,000
Nielsen Finance 144A
5.00% 4/15/22 #	80,000	78,700
Sinclair Television Group
5.375% 4/1/21	70,000	70,787
144A 5.625% 8/1/24 #	35,000	34,344
Sirius XM Radio
144A 5.375% 4/15/25 #	370,000	357,975
144A 6.00% 7/15/24 #	140,000	141,750
Tribune Media 144A
5.875% 7/15/22 #	195,000	196,950
Univision Communications
144A 5.125% 5/15/23 #	55,000	53,625
		1,858,556
Real Estate – 0.49%
Alexandria Real Estate
Equities 4.60% 4/1/22	160,000	168,786
AvalonBay Communities
3.45% 6/1/25	105,000	103,465
3.50% 11/15/24	70,000	69,934
Carey (W.P.) 4.60% 4/1/24	80,000	80,465
CBL & Associates
4.60% 10/15/24	120,000	118,376
5.25% 12/1/23	25,000	25,749
Corporate Office Properties
3.60% 5/15/23	80,000	73,249
5.25% 2/15/24	105,000	107,594
DDR
7.50% 4/1/17	30,000	32,898
7.875% 9/1/20	97,000	118,871
Education Realty Operating
Partnership
4.60% 12/1/24	100,000	100,882
Excel Trust 4.625% 5/15/24	55,000	52,281
Hospitality Properties Trust
4.50% 3/15/25	95,000	93,627
Regency Centers
5.875% 6/15/17	105,000	113,538
Trust F/1401 144A
5.25% 12/15/24 #	200,000	209,000
		1,468,715
Services – 0.86%
AECOM
144A 5.75% 10/15/22 #	675,000	685,125
144A 5.875% 10/15/24 #	146,000	148,373
Algeco Scotsman Global
Finance 144A
8.50% 10/15/18 #	340,000	329,800

(continues)     NQ-448 [6/15] 8/15 (15016) 19

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Services (continued)
Caesars Growth Properties
Holdings 144A
9.375% 5/1/22 #	85,000	$64,175
DigitalGlobe 144A
5.25% 2/1/21 #	195,000	191,831
GEO Group
5.125% 4/1/23	75,000	75,187
5.875% 10/15/24	85,000	87,975
MGM Resorts International
6.00% 3/15/23	210,000	213,675
Pinnacle Entertainment
7.50% 4/15/21	95,000	101,056
United Rentals North America
4.625% 7/15/23	85,000	83,670
5.50% 7/15/25	160,000	155,200
5.75% 11/15/24	70,000	69,300
Wynn Las Vegas
5.375% 3/15/22	40,000	40,800
144A 5.50% 3/1/25 #	380,000	363,850
		2,610,017
Technology – 0.98%
Apple 3.45% 2/9/45	35,000	29,741
Cisco Systems
1.65% 6/15/18	135,000	135,538
2.45% 6/15/20	60,000	60,469
3.50% 6/15/25	65,000	65,782
First Data
11.25% 1/15/21	123,000	136,837
11.75% 8/15/21	55,000	62,013
Fiserv 3.85% 6/1/25	90,000	90,313
Flextronics International 144A
4.75% 6/15/25 #	130,000	129,311
Jabil Circuit 7.75% 7/15/16	28,000	29,400
Micron Technology
144A 5.25% 8/1/23 #	255,000	245,119
144A 5.50% 2/1/25 #	25,000	23,487
Molex Electronic Technologies
144A 2.878% 4/15/20 #	130,000	128,146
144A 3.90% 4/15/25 #	95,000	92,235
Motorola Solutions
4.00% 9/1/24	140,000	136,054
Oracle
2.50% 5/15/22	65,000	63,175
2.95% 5/15/25	215,000	207,183
3.25% 5/15/30	115,000	105,933
4.125% 5/15/45	140,000	130,145
4.30% 7/8/34	45,000	44,462
QUALCOMM
3.00% 5/20/22	320,000	318,125
3.45% 5/20/25	85,000	82,934
Samsung Electronics America
144A 1.75% 4/10/17 #	200,000	201,372
Seagate HDD Cayman
144A 4.75% 1/1/25 #	190,000	189,189
144A 4.875% 6/1/27 #	55,000	53,583
Tencent Holdings 144A
3.375% 5/2/19 #	200,000	205,528
Xerox 6.35% 5/15/18	15,000	16,728
		2,982,802
Telecommunications – 2.32%
American Tower Trust I 144A
3.07% 3/15/23 #	120,000	117,901
AT&T
3.40% 5/15/25	255,000	243,698
4.35% 6/15/45	175,000	149,981
4.50% 5/15/35	130,000	119,887
Bharti Airtel International
Netherlands 144A
5.35% 5/20/24 #	200,000	212,527
CC Holdings GS V
3.849% 4/15/23	80,000	78,689
CenturyLink
5.80% 3/15/22	315,000	302,006
6.75% 12/1/23	100,000	100,687
Colombia Telecomunicaciones
144A 5.375% 9/27/22 #	200,000	198,750
Columbus International 144A
7.375% 3/30/21 #	200,000	215,750
Cox Communications 144A
3.85% 2/1/25 #	40,000	38,518
Crown Castle Towers 144A
4.883% 8/15/20 #	455,000	495,124
Digicel Group 144A
8.25% 9/30/20 #	400,000	403,000
Equinix 5.375% 4/1/23	237,000	238,185
GTP Acquisition Partners I
144A 2.35% 6/15/20 #	100,000	99,469
Hughes Satellite Systems
7.625% 6/15/21	40,000	44,158
Intelsat Luxembourg
8.125% 6/1/23	285,000	237,975
Level 3 Financing
5.375% 8/15/22	70,000	70,963
Millicom International Cellular
144A 6.00% 3/15/25 #	200,000	194,000

20 NQ-448 [6/15] 8/15 (15016)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
MTN Mauritius Investments
144A 4.755% 11/11/24 #		200,000	$199,500
MTS International Funding
144A 8.625% 6/22/20 #		100,000	108,295
SBA Tower Trust
144A 2.24% 4/16/18 #		100,000	99,630
144A 2.898% 10/15/19 #		70,000	70,350
Scripps Networks Interactive
2.80% 6/15/20		55,000	54,244
3.95% 6/15/25		70,000	68,886
SES 144A 3.60% 4/4/23 #		190,000	193,277
SES GLOBAL Americas
Holdings 144A
5.30% 3/25/44 #		210,000	212,518
Sprint 7.125% 6/15/24		180,000	167,418
Telemar Norte Leste 144A
5.50% 10/23/20 #		116,000	106,865
Time Warner 3.60% 7/15/25		345,000	336,274
Time Warner Cable
5.50% 9/1/41		65,000	60,826
T-Mobile USA
6.125% 1/15/22		205,000	212,175
UPCB Finance IV 144A
5.375% 1/15/25 #		400,000	383,800
Verizon Communications
4.40% 11/1/34		90,000	83,582
4.862% 8/21/46		365,000	342,932
Virgin Media Secured Finance
144A 5.25% 1/15/26 #		200,000	193,750
VTR Finance 144A
6.875% 1/15/24 #		200,000	204,870
Wind Acquisition Finance
144A 7.375% 4/23/21 #		200,000	202,750
Windstream Services
7.50% 4/1/23		30,000	26,325
7.75% 10/1/21		55,000	50,600
WPP Finance 2010
5.625% 11/15/43		90,000	97,487
			7,037,622
Transportation – 0.35%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #⧫		65,000	63,863
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫		48,535	48,535
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫		80,000	79,000
Burlington Northern Santa Fe
4.15% 4/1/45		75,000	69,458
ERAC USA Finance 144A
4.50% 8/16/21 #		20,000	21,621
HPHT Finance 15 144A
2.875% 3/17/20 #		200,000	199,458
Red de Carreteras de
Occidente 144A
9.00% 6/10/28 #	MXN	2,000,000	125,672
Trinity Industries
4.55% 10/1/24		110,000	106,315
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ⧫		45,000	45,450
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ⧫		100,000	99,000
United Parcel Service
5.125% 4/1/19		190,000	211,923
			1,070,295
Utilities – 2.23%
AES 5.50% 4/15/25		525,000	501,375
AES Gener 144A
8.375% 12/18/73 #●		200,000	218,500
Ameren Illinois
9.75% 11/15/18		290,000	363,458
American Transmission
Systems 144A
5.25% 1/15/22 #		270,000	298,095
Berkshire Hathaway Energy
3.75% 11/15/23		200,000	205,046
Calpine 5.375% 1/15/23		65,000	64,187
CenterPoint Energy
5.95% 2/1/17		5,000	5,370
Cleveland Electric Illuminating
5.50% 8/15/24		90,000	103,278
CMS Energy 6.25% 2/1/20		85,000	98,543
ComEd Financing III
6.35% 3/15/33		160,000	164,438
Dominion Resources
1.90% 6/15/18		370,000	370,727
DTE Energy 144A
3.30% 6/15/22 #		105,000	106,014
Dynegy
144A 6.75% 11/1/19 #		30,000	31,365
144A 7.375% 11/1/22 #		50,000	52,625
144A 7.625% 11/1/24 #		185,000	196,563
Electricite de France
144A 4.60% 1/27/20 #		35,000	38,527

(continues)     NQ-448 [6/15] 8/15 (15016) 21

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Electricite de France
144A 5.25% 12/29/49 #●	100,000	$100,500
Enel 144A
8.75% 9/24/73 #●	200,000	230,250
Entergy 4.00% 7/15/22	105,000	105,965
Entergy Louisiana
4.05% 9/1/23	220,000	231,764
Exelon 3.95% 6/15/25	70,000	70,554
Great Plains Energy
4.85% 6/1/21	70,000	76,853
Indiana Michigan Power
3.20% 3/15/23	175,000	173,738
Integrys Energy Group
6.11% 12/1/66 ●	220,000	209,068
IPALCO Enterprises
5.00% 5/1/18	80,000	84,800
ITC Holdings 3.65% 6/15/24	130,000	128,955
LG&E & KU Energy
4.375% 10/1/21	225,000	244,356
Metropolitan Edison 144A
4.00% 4/15/25 #	70,000	69,960
National Rural Utilities
Cooperative Finance
4.75% 4/30/43 ●	180,000	180,000
NextEra Energy Capital
Holdings
2.40% 9/15/19	135,000	134,988
3.625% 6/15/23	60,000	59,972
NV Energy 6.25% 11/15/20	115,000	133,358
Pennsylvania Electric
5.20% 4/1/20	115,000	126,031
Perusahaan Listrik Negara
144A 5.50% 11/22/21 #	200,000	212,500
Public Service of New
Hampshire
3.50% 11/1/23	95,000	97,650
Public Service of Oklahoma
5.15% 12/1/19	200,000	222,180
Puget Energy 6.00% 9/1/21	80,000	91,780
Southern 2.75% 6/15/20	460,000	461,632
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	50,000	49,769
WEC Energy Group
2.45% 6/15/20	40,000	39,969
3.55% 6/15/25	55,000	54,969
6.25% 5/15/67 ●	120,000	112,200
Xcel Energy 3.30% 6/1/25	230,000	226,429
		6,748,301
Total Corporate Bonds
(cost $57,712,001)		57,709,939

Municipal Bonds – 0.47%
Atlanta, Georgia Water &
Wastewater Revenue
5.00% 11/1/40	60,000	67,009
California State Various
Purpose
5.00% 3/1/45	110,000	122,857
Golden State, California
Tobacco Securitization
Asset-Backed Senior Notes
Series A-1
5.125% 6/1/47	60,000	46,083
5.75% 6/1/47	65,000	54,536
Golden State, California
Tobacco Securitization
Enhanced Asset-Backed
Series A
5.00% 6/1/40	190,000	208,033
5.00% 6/1/45	60,000	65,333
Maryland State Local Facilities
2nd Loan
Series A 5.00% 8/1/21	65,000	77,480
New Jersey State
Transportation Trust Fund
(Transportation Program)
Series AA 5.00% 6/15/44	70,000	71,008
New York City, New York
Series I 5.00% 8/1/22	50,000	59,193
New York City, New York
Water & Sewer System
Series EE 5.00% 6/15/45	95,000	104,838
New York State Thruway
Authority
Series A 5.00% 5/1/19	65,000	73,445
Oregon State Taxable Pension
5.892% 6/1/27	200,000	239,180
Texas Private Activity Bond
Surface Transportation
Revenue (Senior Lien NTE
Mobility Partners Segments
3A & 3B)
6.75% 6/30/43 (AMT)	50,000	60,019

22 NQ-448 [6/15] 8/15 (15016)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Municipal Bonds (continued)
Texas State Transportation
Commission
(Senior Lien Mobility Fund)
Series A 5.00% 10/1/44	155,000	$174,408
Total Municipal Bonds
(cost $1,387,018)		1,423,422

Non-Agency Asset-Backed Securities – 1.43%
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18	100,000	105,316
Ally Master Owner Trust
Series 2012-5 A
1.54% 9/15/19	150,000	150,405
American Express Credit
Account Master Trust
Series 2012-3 B
0.686% 3/15/18 ●	100,000	99,998
American Express Credit
Account Secured Note Trust
Series 2012-4 A
0.426% 5/15/20 ●	335,000	334,464
American Homes 4 Rent Trust
Series 2014-SFR2 A 144A
3.786% 10/17/36 #	98,910	101,790
Avis Budget Rental Car
Funding AESOP
Series 2011-3A A 144A
3.41% 11/20/17 #	100,000	102,712
Series 2013-1A A 144A
1.92% 9/20/19 #	120,000	119,614
Series 2014-1A A 144A
2.46% 7/20/20 #	200,000	201,313
Bank of America Credit Card
Trust
Series 2015-A1 A
0.516% 6/15/20 ●	330,000	330,264
Cabela’s Credit Card Master
Note Trust
Series 2012-2A A1 144A
1.45% 6/15/20 #	120,000	120,511
California Republic Auto
Receivables Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	38,517	38,689
Capital One Multi-Asset
Execution Trust
Series 2007-A5 A5
0.226% 7/15/20 ●	145,000	144,049
Chase Issuance Trust
Series 2014-A5 A5
0.556% 4/15/21 ●	120,000	119,820
Series 2015-A4 A
1.84% 4/15/22	125,000	123,660
Citibank Credit Card Issuance
Trust
Series 2014-A9 A9
0.437% 11/23/18 ●	260,000	259,871
Discover Card Execution Note
Trust
Series 2013-A1 A1
0.486% 8/17/20 ●	200,000	199,968
Series 2014-A1 A1
0.616% 7/15/21 ●	200,000	200,499
FirstKey Lending Trust
Series 2015-SFR1 A 144A
2.553% 3/9/47 #	99,613	99,708
Ford Credit Auto Lease Trust
Series 2015-A A3
1.13% 6/15/18	80,000	79,761
Golden Credit Card Trust
Series 2014-2A A 144A
0.636% 3/15/21 #●	100,000	99,712
Great America Leasing
Receivables
Series 2013-1 B 144A
1.44% 5/15/18 #	100,000	99,742
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	147,750	146,006
MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35 #●	548	553
Mid-State Trust XI
Series 11 A1
4.864% 7/15/38	64,325	68,158
MMAF Equipment Finance
Series 2014-AA A4 144A
1.59% 2/8/22 #	125,000	124,469
Penarth Master Issuer
Series 2015-1A A1 144A
0.585% 3/18/19 #●	150,000	150,097
PFS Financing
Series 2015-AA A 144A
0.806% 4/15/20 #●	100,000	99,981
Porsche Innovative Lease
Owner Trust
Series 2015-1 A3 144A
1.19% 7/23/18 #	100,000	99,882

(continues)     NQ-448 [6/15] 8/15 (15016) 23

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Progress Residential Trust
Series 2015-SFR2 A 144A
2.74% 6/12/32 #		100,000	$99,234
Synchrony Credit Card Master
Note Trust
Series 2012-6 A
1.36% 8/17/20		100,000	99,932
Series 2015-2 A
1.60% 4/15/21		140,000	139,915
Wendys Funding
Series 2015-1A A2I 144A
3.371% 6/15/45 #		175,000	174,737
Total Non-Agency
Asset-Backed Securities
(cost $4,347,128)			4,334,830

Non-Agency Collateralized Mortgage Obligations – 0.26%
American Home Mortgage
Investment Trust
Series 2005-2 5A1
5.064% 9/25/35 ●		12,769	13,019
Bank of America Alternative
Loan Trust
Series 2005-3 2A1
5.50% 4/25/20		37,287	38,374
Series 2005-6 7A1
5.50% 7/25/20		4,412	4,400
ChaseFlex Trust
Series 2006-1 A4
4.869% 6/25/36 ●		110,000	94,789
Credit Suisse First Boston
Mortgage Securities
Series 2005-5 6A3
5.00% 7/25/35		74,246	74,391
GSMPS Mortgage Loan Trust
Series 1998-3 A 144A
7.75% 9/19/27 #●		18,097	18,791
JPMorgan Mortgage Trust
Series 2006-S1 1A1
6.00% 4/25/36		79,925	82,473
Series 2014-2 B1 144A
3.428% 6/25/29 #●		92,789	92,911
Series 2014-2 B2 144A
3.428% 6/25/29 #●		92,789	91,447
Sequoia Mortgage Trust
Series 2013-11 B1 144A
3.698% 9/25/43 #●		96,125	93,599
Series 2014-2 A4 144A
3.50% 7/25/44 #●		80,036	80,318
Series 2015-1 B2 144A
3.899% 1/25/45 #●		44,591	43,852
Structured Asset Securities
Corporation Mortgage Pass
Through Certificates
Series 2004-20 2A1
5.50% 11/25/34 ⧫		44,531	45,458
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-AR5 2A1
2.713% 4/25/36 ●		21,862	20,526
Total Non-Agency
Collateralized Mortgage
Obligations (cost $749,471)			794,348

Regional Bonds – 0.10%Δ
Australia – 0.05%
Queensland Treasury 144A
4.75% 7/21/25 #	AUD	161,000	136,064
			136,064
Canada – 0.05%
Province of Ontario Canada
3.45% 6/2/45	CAD	54,000	45,398
Province of Quebec Canada
6.00% 10/1/29	CAD	102,000	111,606
			157,004
Total Regional Bonds
(cost $312,537)			293,068

Senior Secured Loans – 4.02%«
Activision Blizzard Tranche B
1st Lien 3.25% 10/11/20		287,788	288,866
Air Medical Group Holdings
Tranche B 1st Lien
4.50% 4/28/22		170,000	169,150
Aramark Tranche E
3.25% 9/7/19		179,450	179,514
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20		170,000	171,665
BJ’s Wholesale Club Tranche B
1st Lien 4.50% 9/26/19		463,986	464,891
Caesars Growth Properties
Holdings Tranche B 1st Lien
6.25% 5/8/21		128,700	110,360
Calpine Construction Finance
Tranche B 3.00% 5/3/20		296,871	292,170
Communications Sales &
Leasing Tranche B 1st Lien
5.00% 10/24/22		120,000	117,775
Community Health Systems
Tranche F 1st Lien
3.25% 12/31/18		66,009	66,032

24 NQ-448 [6/15] 8/15 (15016)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Senior Secured Loans« (continued)
Community Health Systems
Tranche G 1st Lien
3.75% 12/31/19		88,027	$88,137
Community Health Systems
Tranche H 1st Lien
4.00% 1/27/21		161,966	162,383
Dynegy Tranche B2
4.00% 4/23/20		339,135	340,159
Emdeon 1st Lien
3.75% 11/2/18		197,302	197,573
Energy Transfer Equity 1st Lien
3.25% 12/2/19		115,000	114,389
FCA U.S. (Chrysler) Tranche B
1st Lien 3.50% 5/24/17		19,542	19,544
First Data Tranche B 1st Lien
4.00% 3/24/21		389,313	390,804
Flying Fortress 1st Lien
3.50% 6/30/17		345,000	345,863
Gardner Denver 1st Lien
4.25% 7/30/20		457,671	447,831
HCA Tranche B4
2.75% 5/1/18		393,000	393,437
HCA Tranche B5 1st Lien
2.75% 3/31/17		416,580	416,867
Hilton Worldwide Finance
Tranche B2
3.50% 10/25/20		613,983	614,665
Houghton International 1st
Lien 4.00% 12/20/19		638,625	638,705
Huntsman International
Tranche B 1st Lien
3.75% 10/1/21		517,400	518,478
IASIS Healthcare Tranche B
1st Lien 4.50% 5/3/18		164,494	164,931
iHeartCommunications (Clear
Channel Communications)
Tranche D 6.75% 1/30/19		295,000	273,121
Immucor Tranche B2
5.00% 8/19/18		304,218	305,739
Intelsat Jackson Holdings
Tranche B2
3.75% 6/30/19		480,278	477,477
JLL/Delta Dutch Newco 1st
Lien 4.25% 3/11/21		212,850	211,862
Landry’s Tranche B
4.00% 4/24/18		141,203	141,856
Level 3 Financing Tranche B
4.00% 1/15/20		245,000	245,184
MPH Acquisition (Multiplan)
Tranche B 3.75% 3/31/21		108,546	108,156
Neiman Marcus 1st Lien
4.25% 10/25/20		169,571	168,829
NEP/NCP Tranche B 1st Lien
4.25% 1/22/20		128,378	126,966
Novelis Tranche B 1st Lien
4.00% 6/2/22		441,000	439,346
Numericable U.S.
4.50% 5/21/20		208,055	208,835
Numericable U.S. Tranche B2
1st Lien 4.50% 5/21/20		179,996	180,691
Panda Liberty (Moxie Liberty)
Tranche B 7.50% 8/21/20		10,000	10,025
Republic of Angola
(Unsecured)
6.25% 12/16/23		255,000	251,175
Scientific Games International
6.00% 10/18/20		246,250	246,512
Sensus USA 8.50% 5/9/18		165,000	164,175
Smart & Final Stores Tranche
B 1st Lien
4.00% 11/15/19		69,291	69,344
Univision Communications
Tranche C4 4.00% 3/1/20		594,102	591,049
USI Insurance Services Tranche
B 1st Lien
4.25% 12/27/19		160,897	161,198
Valeant Pharmaceuticals
International Tranche BE
3.50% 8/5/20		611,277	609,978
Wide Open West Finance
Tranche B 1st Lien
4.50% 4/1/19		478,203	478,442
Total Senior Secured Loans
(cost $12,147,963)			12,184,149

Sovereign Bonds – 1.09%Δ
Australia – 0.07%
Australia Government Bond
3.25% 4/21/25	AUD	68,000	53,520
3.75% 4/21/37	AUD	205,000	161,028
			214,548
Brazil – 0.08%
Brazil Notas do Tesouro
Nacional Series F
10.00% 1/1/17	BRL	256,000	78,227
10.00% 1/1/23	BRL	302,000	85,741
10.00% 1/1/25	BRL	302,000	84,084
			248,052

(continues)     NQ-448 [6/15] 8/15 (15016) 25

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Sovereign BondsΔ (continued)
Canada – 0.00%
Canadian Government Bond
2.75% 12/1/48	CAD	15,000	$13,203
			13,203
Colombia – 0.04%
Colombia Government
International Bond
4.375% 3/21/23	COP	247,000,000	86,135
9.85% 6/28/27	COP	101,000,000	47,763
			133,898
Dominican Republic – 0.03%
Dominican Republic
International Bond 144A
5.50% 1/27/25 #		100,000	100,750
			100,750
Germany – 0.01%
Bundesrepublik Deutschland
0.50% 2/15/25	EUR	33,000	35,859
			35,859
Indonesia – 0.12%
Indonesia Government
International Bond 144A
4.625% 4/15/43 #		200,000	180,500
Indonesia Treasury Bond
8.375% 3/15/24	IDR	2,299,000,000	173,153
			353,653
Italy – 0.13%
Italy Buoni Poliennali Del
Tesoro 1.35% 4/15/22	EUR	354,000	384,435
			384,435
Japan – 0.01%
Japan Government 40 yr
Bond 1.40% 3/20/55	JPY	2,850,000	22,147
			22,147
Mexico – 0.05%
Mexican Bonos
7.50% 6/3/27	MXN	2,204,000	154,404
			154,404
Norway – 0.08%
Kommunalbanken
144A 2.125% 4/23/25 #		200,000	191,045
5.00% 3/28/19	NZD	30,000	21,391
Norway Government
Bond 144A
2.00% 5/24/23 #	NOK	119,000	15,590
			228,026
Poland – 0.03%
Poland Government Bond
3.25% 7/25/25	PLN	365,000	96,938
			96,938
Portugal – 0.01%
Portugal Government
International Bond 144A
5.125% 10/15/24 #		29,000	29,727
			29,727
Republic of Korea – 0.04%
Inflation Linked Korea
Treasury Bond
1.125% 6/10/23	KRW	136,947,270	117,932
			117,932
Senegal – 0.13%
Senegal Government
International Bond 144A
6.25% 7/30/24 #		400,000	385,200
			385,200
South Africa – 0.12%
South Africa Government
Bond 8.00% 1/31/30	ZAR	4,633,000	359,685
			359,685
Sri Lanka – 0.07%
Sri Lanka Government
International Bond 144A
6.125% 6/3/25 #		200,000	197,500
			197,500
Sweden – 0.01%
Sweden Government Bond
1.50% 11/13/23	SEK	270,000	34,278
			34,278
United Kingdom – 0.06%
United Kingdom Gilt
3.25% 1/22/44	GBP	14,800	25,659
3.50% 1/22/45	GBP	20,900	38,003
United Kingdom Gilt Inflation
Linked
0.125% 3/22/24	GBP	71,306	121,227
			184,889
Total Sovereign Bonds
(cost $3,505,921)			3,295,124

26 NQ-448 [6/15] 8/15 (15016)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Supranational Banks – 0.13%
European Bank for
Reconstruction &
Development
6.00% 3/3/16	INR	5,800,000	$90,858
7.375% 4/15/19	IDR	730,000,000	52,834
Inter-American Development
Bank
6.00% 9/5/17	INR	7,800,000	121,348
7.25% 7/17/17	IDR	720,000,000	52,548
International Bank for
Reconstruction &
Development
4.625% 10/6/21	NZD	103,000	73,054
International Finance
3.625% 5/20/20	NZD	13,000	8,819
Total Supranational Banks
(cost $433,766)			399,461

U.S. Treasury Obligations – 0.80%
U.S. Treasury Bond
3.00% 5/15/45 ∞		285,000	279,344
U.S. Treasury Notes
1.50% 5/31/20		210,000	208,868
1.625% 6/30/20		575,000	575,000
2.125% 5/15/25		1,390,000	1,364,915
Total U.S. Treasury
Obligations
(cost $2,420,032)			2,428,127

		Number of
		shares
Preferred Stock – 0.31%
Bank of America 6.10% ●		70,000	69,213
Integrys Energy Group
6.00% ●		3,550	94,537
Morgan Stanley 5.55% ●		140,000	139,160
National Retail Properties
5.70%		2,795	67,695
Public Storage 5.20%		2,780	64,746
US Bancorp 3.50% ●		600	490,800
Total Preferred Stock
(cost $861,237)			926,151

Right – 0.00%
Jardine Cycle & Carriage
exercise price SGD 5.02,
expiration date 7/31/15 †		444	2,343
Total Right (cost $0)			2,343

		Number of
		Contracts
Options Purchased – 0.01%
Call Option – 0.01%
U.S. Treasury 10 yr Notes,
strike price $127.50,
expires 7/24/15 (AFI)		45	16,172
Total Options Purchased
(cost $13,487)			16,172

		Principal
		amount°
Short-Term Investments – 3.24%
Discount Notes – 2.66%≠
Federal Home Loan Bank
0.04% 7/21/15		179,095	179,094
0.05% 8/14/15		161,663	161,657
0.055% 7/31/15		408,980	408,977
0.065% 8/5/15		248,042	248,034
0.065% 9/2/15		716,380	716,316
0.07% 8/11/15		484,974	484,957
0.08% 7/17/15		1,600,720	1,600,714
0.08% 7/22/15		2,134,293	2,134,281
0.095% 7/14/15		822,877	822,874
0.10% 10/23/15		716,380	716,178
Freddie Mac 0.075%
10/1/15		576,841	576,710
			8,049,792
Repurchase Agreements – 0.58%
Bank of America Merrill Lynch
0.05%, dated 6/30/15, to
be repurchased on 7/1/15,
repurchase price $484,989
(collateralized by U.S.
government obligations
0.125%–0.625%
4/15/17–6/30/17;
market value $494,688)		484,988	484,988
Bank of Montreal
0.07%, dated 6/30/15, to
be repurchased on 7/1/15,
repurchase price $808,315
(collateralized by U.S.
government obligations
0.25%–8.00%
1/31/16–8/15/23;
market value $824,479)		808,313	808,313

(continues)     NQ-448 [6/15] 8/15 (15016) 27

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.08%, dated 6/30/15, to
be repurchased on 7/1/15,
repurchase price $454,050
(collateralized by U.S.
government obligations
0.00%–6.375%
8/15/19–11/15/44;
market value $463,130)	454,049	$454,049
		1,747,350
Total Short-Term
Investments
(cost $9,796,904)		9,797,142

Total Value of
Securities – 95.32%★
(cost $242,955,399)		288,671,937
Receivables and Other
Assets Net of
Liabilities – 4.68%		14,187,452
Net Assets – 100.00%		$302,859,389
____________________
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2015, the aggregate value of Rule 144A securities was $31,593,767,which represents 10.43% of the Fund’s net assets.

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $3,172,554, which represents 1.05% of the Fund’s net assets.
⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

★	Of this amount, $88,214 represents securities pledged as collateral for futures contracts.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2015,the aggregate value of fair valued securities was $177,954, which represents 0.06% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of June 30, 2015. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2015.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2015.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	AUD	(188,577)	USD	143,839	7/31/15	$(1,342)
BAML	CAD	(300,095)	USD	241,461	7/31/15	1,337
BAML	EUR	1,816	USD	(2,035)	7/31/15	(10)
BAML	NZD	(227,762)	USD	160,792	7/31/15	6,882
BNP	AUD	(240,728)	USD	183,715	7/31/15	(1,615)
BNP	NOK	(384,022)	USD	48,639	7/31/15	(295)
BNP	NZD	143,532	USD	(101,337)	7/31/15	(4,345)
BNYM	AUD	5,543	USD	(4,239)	7/1/15	36
BNYM	DKK	18,409	USD	(2,750)	7/2/15	(1)
BNYM	EUR	(135,035)	USD	150,421	7/2/15	(73)
BNYM	GBP	144,137	USD	(226,841)	7/2/15	(390)
BNYM	JPY	(1,898,050)	USD	15,307	7/1/15	(207)
HSBC	GBP	(57,968)	USD	88,524	7/31/15	(2,529)
JPMC	KRW	(131,574,780)	USD	117,091	7/31/15	(342)
JPMC	PLN	(70,943)	USD	19,038	7/31/15	192
JPMC	SEK	(289,976)	USD	34,727	7/31/15	(264)
TD	CAD	202,109	USD	(162,661)	7/31/15	(941)
TD	EUR	(185,673)	USD	208,117	7/31/15	1,105
TD	JPY	(4,088,664)	USD	32,701	7/31/15	(732)
TD	MXN	1,923,306	USD	(122,699)	7/2/15	(345)
TD	ZAR	(3,776,255)	USD	302,773	7/31/15	(5,935)
						$(9,814)

28 NQ-448 [6/15] 8/15 (15016)

(Unaudited)

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
16	Euro-Bund	$2,708,075	$2,710,343	9/9/15	$2,268
15	U.S. Treasury 5 yr Notes	1,790,667	1,788,867	9/30/15	(1,800)
	U.S. Treasury 10 yr
56	Notes	7,067,900	7,065,625	9/21/15	(2,275)
		$11,566,642			$(1,807)

Swap Contracts
CDS Contracts1

			Annual		Unrealized
	Swap Referenced	Notional	Protection	Termination	Appreciation
Counterparty	Obligation	Value[2]	Payments	Date	(Depreciation)
	Protection
	Purchased:
CITI	CDX.EM.23	560,000	1.00%	6/20/20	$5,435
JPMC	ICE - CDX.NA.HY.24	594,000	5.00%	6/20/20	(1,161)
	ICE - iTraxx EUR
JPMC	Crossover Series 23	EUR 530,000	5.00%	6/20/20	10,364
					$14,638

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of abbreviations:
ADR – American Depositary Receipt
AFI – Advantage Futures
AMT – Subject to Alternative Minimum Tax
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BNP – BNP Paribas
BNYM – Bank of New York Mellon
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CDX.NA.HY – Credit Default Swap Index North America High Yield
CITI – Citigroup Global Markets
CLO – Collateralized Loan Obligation
COP – Colombian Peso
CVA – Dutch Certificate
DB – Deutsche Bank
DKK – Danish Krone
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
ICE – IntercontinentalExchange, Inc.
IDR – Indonesian Rupiah
INR – Indian Rupee
JPMBB – JPMorgan Barclays Bank
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
LB – Lehman Brothers
MASTR – Mortgage Asset Securitization Transactions, Inc.
MXN – Mexican Peso
NOK – Norwegian Krone
NVDR – Non-Voting Depositary Receipt
NZD – New Zealand Dollar
PLN – Polish Zloty
RBS – Royal Bank of Scotland
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SEK – Swedish Krona
S.F. – Single Family
SGD – Singapore Dollar
TBA – To be announced
TD – Toronto Dominion Bank
UBS – Union Bank of Switzerland
USD – U.S. Dollar
WF – Wells Fargo
yr – Year
ZAR – South African Rand

NQ-448 [6/15] 8/15 (15016) 29

Notes

Delaware Foundation® Moderate Allocation Fund
June 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Moderate Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment companies are valued at their net asset value, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs). (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

30 NQ-448 [6/15] 8/15 (15016)

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$—	$32,303,848	$—	$32,303,848
Corporate Debt	—	59,737,025	—	59,737,025
Foreign Debt	—	3,987,653	—	3,987,653
Municipal Bonds	—	1,423,422	—	1,423,422
Senior Secured Loans[1]	—	11,932,974	251,175	12,184,149
Common Stock
Consumer Discretionary	20,312,340	—	—	20,312,340
Consumer Staples	16,303,958	—	—	16,303,958
Energy	12,610,372	—	—	12,610,372
Financials	28,658,182	177,954	—	28,836,136
Healthcare	24,996,732	—	—	24,996,732
Industrials	16,561,297	—	—	16,561,297
Information Technology	28,534,088	—	—	28,534,088
Materials	7,090,237	—	—	7,090,237
Telecommunication Services	7,878,758	—	—	7,878,758
Utilities	1,676,706	—	—	1,676,706
Convertible Preferred Stock[1]	545,418	117,600	—	663,018
Exchange-Traded Funds	402,263	—	—	402,263
Preferred Stock[1]	717,778	208,373	—	926,151
Right	—	—	2,343	2,343
U.S. Treasury Obligations	—	2,428,127	—	2,428,127
Short-Term Investments	—	9,797,142	—	9,797,142
Option Purchased	—	16,172	—	16,172
Total	$166,288,129	$122,130,290	$253,518	$288,671,937
Foreign Currency Exchange
Contracts	$—	$(9,814)	$—	$(9,814)
Futures Contracts	(1,807)	—	—	(1,807)
Swap Contracts	—	14,638	—	14,638

(continues)     NQ-448 [6/15] 8/15 (15016) 31

Notes

June 30, 2015 (Unaudited)

2. Investments (continued)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Senior Secured Loans	—	97.94%	2.06%	100.00%
Convertible Preferred Stock	82.26%	17.74%	—	100.00%
Preferred Stock	77.50%	22.50%	—	100.00%

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

32 NQ-448 [6/15] 8/15 (15016)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: